                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-08282

                             Loomis Sayles Funds I
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Bond Fund

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - 91.8% of Total Net Assets

NON-CONVERTIBLE BONDS - 86.5%
Aerospace & Defense - 0.2%
Bombardier, Inc., 7.350%, 12/22/2026           CAD     5,185,000    $ 4,157,248
Bombardier, Inc., 7.450%, 5/01/2034, 144A      USD    16,430,000     15,033,450
                                                                    -----------
                                                                    19,190,698
                                                                    -----------
Airlines - 1.0%
American Airlines, Inc., 7.324%, 10/15/2009            1,255,000      1,255,000
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011                                            2,771,141      2,791,924
Continental Airlines, Inc., Series 1997-4B,
  6.900%, 1/02/2017                                    6,071,382      6,017,378
Continental Airlines, Inc., Series 1998-1,
  Class B, 6.748%, 3/15/2017                          11,738,832     11,621,444
Continental Airlines, Inc., Series 1999-1B,
  6.795%, 8/02/2018                                    4,916,733      4,892,150
Continental Airlines, Inc., Series 1999-1C,
  6.954%, 8/02/2009                                    6,168,114      6,106,433
Continental Airlines, Inc., Series 1999-2,
  Class B, 7.566%, 3/15/2020                           4,788,087      4,835,968
Continental Airlines, Inc., Series 2000-2,
  Class B, 8.307%, 4/02/2018                           7,392,978      7,651,733
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 12/15/2015                                   4,130,031      4,191,981
Continental Airlines, Inc., Series 96-A,
  Class B, 6.940%, 10/15/2013                            451,978        450,225
Continental Airlines, Inc., Series 971-A,
  Class B, 7.461%, 4/01/2015                           4,449,286      4,627,257
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A          31,940,000     28,427,622
                                                                    -----------
                                                                     82,869,115
                                                                    -----------
Automotive - 2.1%
Cummins, Inc., 7.125%, 3/01/2028                       3,000,000      3,118,470
Ford Motor Co., 6.375%, 2/01/2029(b)                   1,195,000        857,413
Ford Motor Co., 6.625%, 10/01/2028                    10,245,000      7,427,625
Ford Motor Co., 7.125%, 11/15/2025                     1,940,000      1,440,450
Ford Motor Co., 7.450%, 7/16/2031                     27,310,000     21,438,350
Ford Motor Credit Co., 5.700%, 1/15/2010              35,210,000     33,752,412
Ford Motor Credit Co., 7.000%, 10/01/2013(b)          13,075,000     12,486,377
Ford Motor Credit Co., 7.250%, 10/25/2011             18,760,000     18,371,143
Ford Motor Credit Co., 7.375%, 10/28/2009                500,000        501,065
Ford Motor Credit Co., 8.625%, 11/01/2010(b)          29,010,000     29,861,618
GMAC Australia, 6.500%, 8/10/2007              AUD       450,000        345,743
GMAC Canada Ltd., Series EMTN, 6.625%,
  12/17/2010                                   GBP       500,000        983,895
GMAC International Finance BV, Series EMTN,
  8.000%, 3/14/2007                            NZD     1,147,000        806,098
GMAC LLC, 5.625%, 5/15/2009                    USD     2,040,000      2,023,894
GMAC LLC, 6.225%, 3/20/2007(b)(e)                     26,650,000     26,651,759
GMAC LLC, 6.324%, 7/16/2007(e)                         7,500,000      7,505,925
GMAC LLC, Series EMTN, 6.375%, 12/07/2007      GBP       500,000        979,000
GMAC LLC, 6.750%, 12/01/2014(b)                USD     6,045,000      6,209,019

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Automotive - continued
GMAC LLC, 6.875%, 8/28/2012                   USD         200,000  $    205,365
GMAC LLC, 8.000%, 11/01/2031                            1,065,000     1,222,692
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028           4,901,000     4,165,850
Goodyear Tire & Rubber Co., 9.000%,
  7/01/2015(b)                                          3,460,000     3,624,350
                                                                   ------------
                                                                    183,978,513
                                                                   ------------
Banking - 6.2%
BAC Capital Trust VI, 5.625%, 3/08/2035                35,170,000    33,292,731
Barclays Financial LLC, 4.060%, 9/16/2010,
  144A                                        KRW  38,370,000,000    40,366,890
Barclays Financial LLC, 4.160%, 2/22/2010,
  144A                                        THB   2,816,000,000    74,058,020
Barclays Financial LLC, 4.460%, 9/23/2010,
  144A                                        KRW  48,070,000,000    51,269,498
Barclays Financial LLC, 5.500%, 11/01/2010,
  144A                                        THB     364,000,000     9,900,389
Barclays Financial LLC, Series EMTN, 4.100%,
  3/22/2010, 144A                                     917,000,000    24,033,419
BNP Paribas SA, Series EMTN, Zero Coupon
  Bond, 6/13/2011, 144A                       IDR 255,728,280,000    19,362,101
HSBC Bank USA, 3.310%, 8/25/2010, 144A        USD      41,250,000    44,009,625
JPMorgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A                             IDR 699,525,000,000    54,152,654
JPMorgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A                                 248,433,920,000    19,232,131
JPMorgan Chase & Co., Zero Coupon Bond,
  10/01/2012, 144A                            BRL     241,667,000    76,522,869
JPMorgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A                            IDR 152,206,784,000    12,312,071
Western Union Co., 6.200%, 11/17/2036, 144A   USD      87,965,000    82,631,242
                                                                   ------------
                                                                    541,143,640
                                                                   ------------
Building Materials - 0.8%
Owens Corning, Inc., 6.500%, 12/01/2016, 144A          13,155,000    13,363,349
Owens Corning, Inc., 7.000%, 12/01/2036, 144A          19,700,000    19,893,079
USG Corp., 6.300%, 11/15/2016, 144A                    34,370,000    34,068,919
                                                                   ------------
                                                                     67,325,347
                                                                   ------------
Chemicals - 0.8%
Borden, Inc., 7.875%, 2/15/2023                        28,339,000    22,671,200
Borden, Inc., 8.375%, 4/15/2016                         2,785,000     2,422,950
Borden, Inc., 9.200%, 3/15/2021                        11,130,000     9,850,050
Hercules, Inc., 6.500%, 6/30/2029                      13,984,000    11,956,320
Methanex Corp., 6.000%, 8/15/2015                      10,555,000    10,011,808
Mosaic Global Holdings, Inc., 7.300%,
  1/15/2028                                             6,935,000     6,380,200
Mosaic Global Holdings, Inc., 7.375%,
  8/01/2018                                             7,650,000     7,267,500
                                                                   ------------
                                                                     70,560,028
                                                                   ------------
Construction Machinery - 0.1%
Great Lakes Dredge & Dock Corp., 7.750%,
  12/15/2013(b)                                         3,590,000     3,500,250
Joy Global, Inc., 6.625%, 11/15/2036, 144A              1,975,000     1,963,298
United Rentals North America, Inc., 7.000%,
  2/15/2014(b)                                          2,250,000     2,207,813
                                                                   ------------
                                                                      7,671,361
                                                                   ------------
Electric - 2.2%
AES Corp., 7.750%, 3/01/2014(b)                         4,875,000     5,143,125

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Electric - continued
AES Corp., 8.375%, 3/01/2011                  GBP     1,990,000    $  4,057,149
AES Corp., 8.875%, 2/15/2011                  USD       315,000         337,838
Commonwealth Edison Co., 4.750%,
  12/01/2011(d)                                         403,000         388,959
Dominion Resources, Inc., 5.950%,
  6/15/2035(b)                                       13,040,000      12,820,015
Dynegy Holdings, Inc., 7.125%, 5/15/2018              5,295,000       5,162,625
Dynegy Holdings, Inc., 7.625%, 10/15/2026(b)          6,835,000       6,629,950
Dynegy Holdings, Inc., 8.375%, 5/01/2016(b)           2,000,000       2,100,000
Edison Mission Energy, 7.730%, 6/15/2009              1,835,000       1,899,225
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                  11,581,000      13,188,570
Enersis SA, 7.375%, 1/15/2014(b)                      3,435,000       3,696,819
Enersis SA, 7.400%, 12/01/2016                        7,650,000       8,405,721
ITC Holdings Corp., 5.875%, 9/30/2016, 144A          25,460,000      25,265,791
ITC Holdings Corp., 6.375%, 9/30/2036, 144A          37,955,000      37,849,827
MidAmerican Energy Holdings Co., 6.125%,
  4/01/2036                                           6,540,000       6,592,673
NGC Corporation Capital Trust I, Series B,
  8.316%, 6/01/2027                                  22,415,000      21,182,175
ONEOK Partners LP, 6.650%, 10/01/2036                 7,650,000       7,824,665
Power Receivables Finance LLC, 6.290%,
  1/01/2012, 144A                                     2,686,991       2,701,689
Quezon Power Philippines Co., 8.860%,
  6/15/2017                                           6,693,750       6,727,219
Salton Sea Funding Corp., Series E, 8.300%,
  5/30/2011                                           1,677,391       1,772,512
Salton Sea Funding Corp., Series F, 7.475%,
  11/30/2018                                            219,808         232,795
Southern California Edison Co., 7.625%,
  1/15/2010                                           2,000,000       2,120,380
SP Powerassets Ltd., 3.730%, 10/22/2010       SGD     1,000,000         659,727
Texas-New Mexico Power Co., 6.250%, 1/15/2009 USD     1,000,000       1,012,380
Toledo Edison Co., 6.150%, 5/15/2037                 13,195,000      12,988,762
TXU Corp., Series P, 5.550%, 11/15/2014(b)              320,000         303,789
TXU Corp., Series R, 6.550%, 11/15/2034               2,810,000       2,627,991
                                                                   ------------
                                                                    193,692,371
                                                                   ------------
Entertainment - 1.2%
Time Warner, Inc., 6.500%, 11/15/2036                 9,510,000       9,465,541
Time Warner, Inc., 6.625%, 5/15/2029                 21,780,000      22,057,739
Time Warner, Inc., 6.950%, 1/15/2028                  8,805,000       9,239,949
Time Warner, Inc., 7.625%, 4/15/2031                  5,885,000       6,574,492
Time Warner, Inc., 7.700%, 5/01/2032                  3,785,000       4,270,589
Viacom, Inc., Class B, 6.875%, 4/30/2036             55,225,000      54,599,798
                                                                   ------------
                                                                    106,208,108
                                                                   ------------
Financial Other - 0.2%
Petrozuata Finance, Inc., 8.220%, 4/01/2017,
  144A                                               17,708,000      17,663,730
                                                                   ------------
Food & Beverage - 0.1%
Dole Food Co., Inc., 8.625%, 5/01/2009                2,580,000       2,563,875
Sara Lee Corp., 6.125%, 11/01/2032(b)                 4,640,000       4,198,388
                                                                   ------------
                                                                      6,762,263
                                                                   ------------
Foreign Local Governments - 3.0%
Ontario Hydro, Zero Coupon Bond, 11/27/2020   CAD     1,507,000         679,510
Province of Alberta, 5.930%, 9/16/2016               21,477,650      19,747,319
Province of British Columbia, 6.000%,
  6/09/2008                                          96,745,000      85,054,132
Province of Manitoba, 4.450%, 12/01/2008              1,640,000       1,413,833
Province of Manitoba, 5.750%, 6/02/2008              74,125,000      64,917,774

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Foreign Local Governments - continued
Province of Ontario, 3.875%, 3/08/2008        CAD    70,975,000    $ 60,620,435
Province of Ontario, 5.700%, 12/01/2008              33,755,000      29,774,680
Province of Saskatchewan, 5.500%, 6/02/2008             775,000         676,496
                                                                   ------------
                                                                    262,884,179
                                                                   ------------
Government Owned - No Guarantee - 0.1%
Pemex Project Funding Master Trust, 8.625%,
  2/01/2022                                   USD     1,580,000       1,952,880
Pemex Project Funding Master Trust, 8.625%,
  12/01/2023(b)                                       6,485,000       7,984,656
                                                                   ------------
                                                                      9,937,536
                                                                   ------------
Healthcare - 1.4%
HCA, Inc., 5.750%, 3/15/2014                          2,750,000       2,282,500
HCA, Inc., 6.250%, 2/15/2013                          3,000,000       2,655,000
HCA, Inc., 6.300%, 10/01/2012                         2,500,000       2,287,500
HCA, Inc., 6.500%, 2/15/2016(b)                      16,395,000      13,812,788
HCA, Inc., 7.050%, 12/01/2027                        23,030,000      17,333,184
HCA, Inc., 7.190%, 11/15/2015                         4,500,000       3,859,803
HCA, Inc., 7.500%, 12/15/2023                        14,830,000      12,067,453
HCA, Inc., 7.500%, 11/06/2033                         8,795,000       7,167,925
HCA, Inc., 7.580%, 9/15/2025                         14,380,000      11,700,603
HCA, Inc., 7.690%, 6/15/2025(b)                      41,605,000      34,436,542
HCA, Inc., 7.750%, 7/15/2036                          5,386,000       4,319,480
HCA, Inc., 8.360%, 4/15/2024                          7,159,000       6,298,660
Owens & Minor, Inc., 6.350%, 4/15/2016                3,770,000       3,785,265
Tenet Healthcare Corp., 9.250%, 2/01/2015               560,000         560,000
                                                                   ------------
                                                                    122,566,703
                                                                   ------------
Home Construction - 2.7%
Centex Corp., 5.250%, 6/15/2015                       5,110,000       4,826,380
D.R. Horton, Inc., 5.250%, 2/15/2015                 68,580,000      64,013,669
D.R. Horton, Inc., 5.625%, 9/15/2014                  7,235,000       6,988,164
D.R. Horton, Inc., 5.625%, 1/15/2016(b)              26,345,000      25,064,185
D.R. Horton, Inc., 6.500%, 4/15/2016                  1,975,000       1,987,042
K. Hovnanian Enterprises, Inc., 6.250%,
  1/15/2016(b)                                        5,750,000       5,433,750
K. Hovnanian Enterprises, Inc., 6.375%,
  12/15/2014(b)                                       1,834,000       1,760,640
K. Hovnanian Enterprises, Inc., 6.500%,
  1/15/2014                                           3,065,000       2,973,050
K. Hovnanian Enterprises, Inc., 7.500%,
  5/15/2016                                           1,500,000       1,507,500
Lennar Corp., Series B, 5.600%, 5/31/2015             3,995,000       3,819,939
Lennar Corp., Series B, 6.500%, 4/15/2016(b)         39,675,000      40,254,572
Pulte Homes, Inc., 5.200%, 2/15/2015(b)               5,360,000       5,106,745
Pulte Homes, Inc., 6.000%, 2/15/2035(b)              58,460,000      53,474,765
Pulte Homes, Inc., 6.375%, 5/15/2033                 16,590,000      15,489,436
Toll Brothers Finance Corp., 5.150%,
  5/15/2015(b)                                        7,935,000       7,270,706
                                                                   ------------
                                                                    239,970,543
                                                                   ------------
Independent/Energy - 1.3%
Anadarko Petroleum Corp., 5.950%, 9/15/2016          53,650,000      53,762,289
Anadarko Petroleum Corp., 6.450%, 9/15/2036          39,605,000      40,020,694
Chesapeake Energy Corp., 6.500%, 8/15/2017            3,595,000       3,514,113
Chesapeake Energy Corp., 6.875%, 11/15/2020          12,065,000      11,853,862
Pioneer Natural Resource Co., 5.875%,
  7/15/2016                                           4,720,000       4,352,657

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Independent/Energy - continued
XTO Energy, Inc., 6.100%, 4/01/2036           USD     2,165,000    $  2,112,865
                                                                   ------------
                                                                    115,616,480
                                                                   ------------
Industrial Other - 0.3%
Ranhill Labuan Ltd., 12.500%, 10/26/2011,
  144A(b)                                            26,410,000      26,079,875
                                                                   ------------
Integrated/Energy - 0.4%
Cerro Negro Finance Ltd., 7.900%,
  12/01/2020, 144A                                   38,955,000      37,786,350
                                                                   ------------
Life Insurance - 1.0%
ASIF Global Financing XXVII, 2.380%,
  2/26/2009, 144A                             SGD    38,400,000      24,445,484
Mutual of Omaha Insurance Co., 6.800%,
  6/15/2036, 144A                             USD    57,985,000      62,498,668
                                                                   ------------
                                                                     86,944,152
                                                                   ------------
Local Authorities - 0.3%
Michigan Tobacco Settlement Finance
  Authority, 7.309%, 6/01/2034                       21,965,000      22,930,801
                                                                   ------------
Media Cable - 2.0%
Comcast Corp., 5.500%, 3/15/2011(b)                   3,000,000       3,012,651
Comcast Corp., 5.650%, 6/15/2035(b)                  60,520,000      54,936,243
Comcast Corp., 6.450%, 3/15/2037                     61,395,000      61,428,154
Comcast Corp., 6.500%, 11/15/2035                    37,670,000      37,936,063
CSC Holdings, Inc., 7.875%, 2/15/2018                 1,550,000       1,546,125
NTL Cable Plc, 9.125%, 8/15/2016                        500,000         528,125
NTL Cable Plc, 9.750%, 4/15/2014              GBP     6,005,000      12,477,960
                                                                   ------------
                                                                    171,865,321
                                                                   ------------
Media Non-Cable - 0.1%
News America, Inc., 6.200%, 12/15/2034(b)     USD     3,955,000       3,817,425
News America, Inc., 6.400%, 12/15/2035                8,080,000       8,026,947
                                                                   ------------
                                                                     11,844,372
                                                                   ------------
Mortgage Related - 1.3%
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007                                   SGD     9,250,000       6,024,824
Federal Home Loan Mortgage Corp., 5.000%,
  12/01/2031                                  USD       404,461         391,303
Federal National Mortgage Association,
  2.290%, 2/19/2009                           SGD   145,900,000      92,919,584
Federal National Mortgage Association,
  5.375%, 11/15/2011(b)                       USD     7,700,000       7,847,062
Federal National Mortgage Association,
  5.500%, 3/15/2011(b)                                5,000,000       5,105,805
                                                                   ------------
                                                                    112,288,578
                                                                   ------------
Non-Captive Consumer - 0.0%
SLM Corp., 6.500%, 6/15/2010                  NZD     1,010,000         692,165
                                                                   ------------
Non-Captive Diversified - 0.0%
CIT Group, Inc., 6.000%, 4/01/2036            USD       500,000         492,989
                                                                   ------------
Non-Captive Finance - 2.3%
General Electric Capital Corp., 6.500%,
  9/28/2015                                   NZD   240,358,000     162,842,898
General Electric Capital Corp., Series EMTN,
  1.725%, 6/27/2008                           SGD     4,250,000       2,700,639
General Electric Capital Corp., Series EMTN,
  6.750%, 9/26/2016                           NZD    48,575,000      33,906,360
                                                                   ------------
                                                                    199,449,897
                                                                   ------------
Oil Field Services - 0.4%
North American Energy Partners, Inc.,
  8.750%, 12/01/2011                          USD    11,860,000      11,919,300
Petrobras Energia SA, Series I, 8.125%,
  7/15/2010, 144A                                     5,640,000       5,922,000

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Oil Field Services - continued
Weatherford International Ltd., 6.500%,
  8/01/2036                                   USD    20,375,000    $ 20,453,851
                                                                   ------------
                                                                     38,295,151
                                                                   ------------
Packaging - 0.2%
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)           21,397,000      21,316,761
                                                                   ------------
Paper - 2.1%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018         3,000,000       2,370,000
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028         7,220,000       5,541,350
Avenor, Inc., 10.850%, 11/30/2014             CAD       450,000         418,489
Bowater, Inc., 6.500%, 6/15/2013(b)           USD     3,880,000       3,540,500
Georgia-Pacific Corp., 7.375%, 12/01/2025            29,662,000      28,920,450
Georgia-Pacific Corp., 7.750%, 11/15/2029            78,170,000      77,974,575
Georgia-Pacific Corp., 8.000%, 1/15/2024             11,710,000      11,885,650
Georgia-Pacific Corp., 8.875%, 5/15/2031             19,659,000      20,789,392
Georgia-Pacific Corp., (Timber Group),
  7.250%, 6/01/2028                                  24,635,000      23,895,950
International Paper Co., 4.250%, 1/15/2009            2,000,000       1,957,218
Jefferson Smurfit Corp., 7.500%, 6/01/2013            4,990,000       4,690,600
                                                                   ------------
                                                                    181,984,174
                                                                   ------------
Pharmaceuticals - 1.0%
Elan Financial Plc, 7.750%, 11/15/2011(b)            45,681,000      44,596,076
Elan Financial Plc, 8.875%, 12/01/2013, 144A         38,250,000      38,250,000
                                                                   ------------
                                                                     82,846,076
                                                                   ------------
Pipelines - 3.2%
Colorado Interstate Gas Co., 5.950%,
  3/15/2015                                           3,450,000       3,403,991
Colorado Interstate Gas Co., 6.800%,
  11/15/2015                                          3,670,000       3,816,000
Duke Energy Field Service LLC, 6.450%,
  11/03/2036, 144A(b)                                27,200,000      27,947,211
El Paso Corp., 6.375%, 2/01/2009                      3,810,000       3,848,100
El Paso Corp., 6.750%, 5/15/2009(b)                   8,350,000       8,527,437
El Paso Corp., 6.950%, 6/01/2028                     11,959,000      11,899,205
El Paso Corp., 7.000%, 5/15/2011                      2,115,000       2,194,313
El Paso Corp., 7.750%, 6/15/2010                      5,190,000       5,488,425
El Paso Corp., 7.750%, 1/15/2032(b)                   1,500,000       1,642,500
El Paso Corp., 7.800%, 8/01/2031(b)                   1,000,000       1,092,500
Energy Transfer Partners LP, 6.125%,
  2/15/2017                                           7,325,000       7,426,913
Energy Transfer Partners LP, 6.625%,
  10/15/2036(b)                                       5,375,000       5,534,466
Kinder Morgan Finance, 5.700%, 1/05/2016             14,160,000      12,992,069
Kinder Morgan Finance, 6.400%, 1/05/2036             45,974,000      40,989,453
Kinder Morgan, Inc., 6.670%, 11/01/2027               6,720,000       6,061,023
Kinder Morgan, Inc., Senior Note, 5.150%,
  3/01/2015                                          16,530,000      14,832,386
Plains All American Pipeline LP, 6.125%,
  1/15/2017, 144A                                    28,845,000      28,995,311
Plains All American Pipeline LP, 6.650%,
  1/15/2037, 144A                                    62,130,000      63,079,284
Southern Natural Gas Co., 7.350%, 2/15/2031           4,695,000       5,168,002
Tennessee Gas Pipeline Co., 7.000%,
  10/15/2028                                          7,900,000       8,341,436
Williams Cos., Inc., 7.500%, 1/15/2031               13,985,000      14,509,437
                                                                   ------------
                                                                    277,789,462
                                                                   ------------
Property & Casualty Insurance - 1.6%
Allstate Corp., 5.950%, 4/01/2036                     7,745,000       7,876,409
Marsh & McLennan Cos., Inc., 5.375%,
  7/15/2014                                          46,320,000      44,570,633
Marsh & McLennan Cos., Inc., 5.750%,
  9/15/2015(b)                                       34,729,000      34,166,807

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                 Principal Amount   Value (+)
                                                 ----------------  ------------
BONDS AND NOTES - continued
Property & Casualty Insurance - continued
Marsh & McLennan Cos., Inc., 5.875%,
  8/01/2033                                  USD    44,072,000     $ 40,141,218
St. Paul Travelers Co., Inc., 6.750%,
  6/20/2036(b)                                       6,850,000        7,571,483
Travelers Property Casualty Corp., 6.375%,
  3/15/2033                                          1,000,000        1,053,199
                                                                   ------------
                                                                    135,379,749
                                                                   ------------
Railroads - 0.1%
Missouri Pacific Railroad Co., 5.000%,
  1/01/2045                                          7,804,000        6,154,133
                                                                   ------------
Real Estate Investment Trusts - 0.1%
Highwoods Realty LP, 7.500%, 4/15/2018               5,640,000        6,265,842
iStar Financial, Inc., Series REGS, 5.700%,
  3/01/2014                                          5,855,000        5,801,989
                                                                   ------------
                                                                     12,067,831
                                                                   ------------
Restaurants - 0.0%
McDonald's Corp., Series EMTN, 3.628%,
  10/10/2010                                 SGD     3,750,000        2,452,308
                                                                   ------------
Retailers - 0.5%
Dillard's, Inc., 6.625%, 1/15/2018(b)        USD     1,920,000        1,843,200
Dillard's, Inc., 7.000%, 12/01/2028(b)               4,255,000        4,063,525
Dillard's, Inc., 7.130%, 8/01/2018                   1,195,000        1,186,038
Dillard's, Inc., 7.750%, 7/15/2026                   7,182,000        7,182,000
Dillard's, Inc., 7.750%, 5/15/2027                   1,000,000        1,000,000
Foot Locker, Inc., 8.500%, 1/15/2022                14,009,000       13,763,842
J.C. Penney Co., Inc., 7.125%, 11/15/2023(b)         3,386,000        3,684,344
Toys R Us, 7.375%, 10/15/2018                       12,445,000       10,080,450
                                                                   ------------
                                                                     42,803,399
                                                                   ------------
Sovereigns - 22.1%
Canadian Government, 2.750%, 12/01/2007(b)   CAD   366,130,000      310,134,386
Canadian Government, 4.250%, 9/01/2008(b)          416,075,000      357,935,463
Canadian Government, 4.250%, 12/01/2008            474,235,000      408,322,374
Canadian Government, 4.250%, 9/01/2009              15,795,000       13,626,921
Canadian Government, 4.500%, 9/01/2007(b)          197,930,000      170,080,792
Canadian Government, Series WH31, 6.000%,
  6/01/2008                                         58,550,000       51,528,418
Mexican Fixed Rate Bonds, Series M-10,
  8.000%, 12/17/2015                         MXN     4,585,000(++)   43,961,335
Mexican Fixed Rate Bonds, Series M-20,
  8.000%, 12/07/2023                                16,674,000(++)  160,813,113
Mexican Fixed Rate Bonds, Series MI-10,
  9.000%, 12/20/2012                                10,500,000(++)  104,863,927
PF Export Receivables Master Trust, 6.436%,
  6/01/2015, 144A                            USD     2,057,673        2,098,826
Republic of Argentina, 0.625%, 12/15/2035(e)         1,029,581          136,934
Republic of Argentina, 2.487%, 9/30/2014(e)  ARS    91,624,200       32,768,819
Republic of Argentina, 5.590%, 8/03/2012(e)  USD    17,197,500       16,249,475
Republic of Argentina, 8.280%,
  12/31/2033(b)(g)                                     394,320          428,822
Republic of Brazil, 8.250%, 1/20/2034(b)            44,490,000       53,944,125
Republic of Brazil, 8.875%, 4/15/2024               32,625,000       40,650,750
Republic of Brazil, 12.500%, 1/05/2016(b)    BRL    17,305,000        9,193,155
Republic of Brazil, 12.500%, 1/05/2022             114,735,000       61,134,718
Republic of Peru, 5.000%, 3/07/2017          USD     2,952,000        2,929,860
Republic of South Africa, 13.000%, 8/31/2010 ZAR   500,585,000       82,083,592
Republic of Uruguay, 7.625%, 3/21/2036(b)    USD     4,360,000        4,796,000

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                Principal Amount   Value (+)
                                                ---------------- --------------
BONDS AND NOTES - continued
Sovereigns - continued
Republic of Uruguay, 7.875%,
  1/15/2033(b)(g)                           USD     5,240,613    $    5,843,283
                                                                 --------------
                                                                  1,933,525,088
                                                                 --------------
Supermarkets - 1.5%
Albertson's, Inc., 6.625%, 6/01/2028               16,735,000        15,193,004
Albertson's, Inc., 7.450%, 8/01/2029               88,890,000        86,845,441
Albertson's, Inc., 7.750%, 6/15/2026               18,430,000        18,382,856
Albertson's, Inc., 8.000%, 5/01/2031(b)             9,680,000         9,818,995
Albertson's, Inc., 8.700%, 5/01/2030                2,995,000         3,128,188
                                                                 --------------
                                                                    133,368,484
                                                                 --------------
Supranational - 3.3%
European Investment Bank, Zero Coupon
  Bond, 9/12/2008, 144A                     BRL    10,732,465         4,108,547
European Investment Bank, Zero Coupon
  Bond, 3/10/2021                           AUD   148,280,000        50,403,250
Inter-American Development Bank, Series
  EMTN, Zero Coupon Bond, 5/11/2009         BRL   297,000,000       101,826,586
Inter-American Development Bank, Series
  EMTN, 6.000%, 12/15/2017(b)               NZD   184,525,000       124,280,119
Inter-American Development Bank, Series
  GMTN, 6.250%, 6/22/2016                          17,875,000        12,251,641
                                                                 --------------
                                                                    292,870,143
                                                                 --------------
Technology - 3.0%
Affiliated Computer Services, Inc.,
  5.200%, 6/01/2015                         USD       115,000           105,800
Amkor Technology, Inc., 7.125%, 3/15/2011           8,785,000         8,192,012
Amkor Technology, Inc., 10.500%, 5/01/2009          1,090,000         1,095,450
Arrow Electronics, Inc., 6.875%, 7/01/2013         17,380,000        18,130,729
Arrow Electronics, Inc., 6.875%, 6/01/2018          5,000,000         5,165,280
Avnet, Inc., 6.000%, 9/01/2015                     36,785,000        36,269,973
Avnet, Inc., 6.625%, 9/15/2016                      7,580,000         7,794,522
Corning, Inc., 5.900%, 3/15/2014                    9,330,000         9,475,333
Corning, Inc., 6.200%, 3/15/2016                    5,155,000         5,248,373
Corning, Inc., 6.750%, 9/15/2013                   13,600,000        14,443,105
Corning, Inc., 6.850%, 3/01/2029                   10,321,000        10,740,827
Corning, Inc., 7.250%, 8/15/2036                    5,645,000         6,049,504
Freescale Semiconductor, Inc., 10.125%,
  12/15/2016, 144A                                  5,330,000         5,336,663
Hynix Semiconductor, Inc., 9.875%,
  7/01/2012, 144A                                   6,585,000         7,325,813
Lucent Technologies, Inc., 6.450%,
  3/15/2029                                        56,085,000        51,738,412
Lucent Technologies, Inc., 6.500%,
  1/15/2028                                           750,000           691,875
Nortel Networks Corp., 6.875%, 9/01/2023           13,207,000        11,093,880
Nortel Networks Ltd., 10.125%, 7/15/2013,
  144A(b)                                          17,805,000        19,229,400
Northern Telecom Capital Corp., 7.875%,
  6/15/2026                                         5,945,000         5,320,775
Samsung Electronics Co. Ltd., 7.700%,
  10/01/2027, 144A                                  5,400,000         5,763,323
SunGard Data Systems, Inc., 9.125%,
  8/15/2013                                         1,790,000         1,879,500
SunGard Data Systems, Inc., 10.250%,
  8/15/2015(b)                                      2,570,000         2,743,475
Xerox Capital Trust I, 8.000%, 2/01/2027           25,440,000        25,980,600
Xerox Corp., 7.200%, 4/01/2016                        615,000           657,281
                                                                 --------------
                                                                    260,471,905
                                                                 --------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Textile - 0.1%
Kellwood Co., 7.625%, 10/15/2017              USD    11,070,000    $ 10,117,980
                                                                   ------------
Tobacco - 0.1%
Altria Group, Inc., 7.000%, 11/04/2013               11,000,000      11,951,676
                                                                   ------------
Transportation Services - 1.3%
APL Ltd., 8.000%, 1/15/2024(d)                       19,219,000      18,077,391
Atlas Air, Inc., Series 1999-1A, 6.880%,
  7/02/2009                                           1,308,105       1,301,564
Atlas Air, Inc., Series 1999-1B, 7.630%,
  1/02/2015(h)                                       18,164,300      19,708,265
Atlas Air, Inc., Series 1999-1C, 8.770%,
  1/02/2011(h)                                       15,689,997      14,827,047
Atlas Air, Inc., Series 2000-1, 9.057%,
  1/02/2014(h)                                        9,260,147      10,741,771
Atlas Air, Inc., Series 2000-1, 9.702%,
  1/02/2008(h)                                          201,720         191,634
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014(h)                                       39,925,752      43,918,327
Atlas Air, Inc., Series C, 8.010%,
  1/02/2010(h)                                        6,552,024       5,700,261
                                                                   ------------
                                                                    114,466,260
                                                                   ------------
Treasuries - 7.4%
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)           430,825,000     461,487,677
U.S. Treasury Notes, 3.750%, 5/15/2008(b)            86,650,000      85,323,215
U.S. Treasury Notes, 3.875%, 7/31/2007(b)           100,820,000     100,150,454
                                                                   ------------
                                                                    646,961,346
                                                                   ------------
Wireless - 1.1%
Nextel Communications, Inc., Series F,
  5.950%, 3/15/2014                                  15,915,000      15,498,282
Philippine Long Distance Telephone Co.,
  8.350%, 3/06/2017                                  13,019,000      14,776,565
Philippine Long Distance Telephone Co.,
  11.375%, 5/15/2012(b)                                 925,000       1,144,688
Rogers Wireless, Inc., 6.375%, 3/01/2014              1,895,000       1,918,687
Rogers Wireless, Inc., 7.625%, 12/15/2011     CAD    28,500,000      26,976,204
True Move Co. Ltd., 10.750%, 12/16/2013,
  144A(b)                                     USD    34,810,000      34,026,775
                                                                   ------------
                                                                     94,341,201
                                                                   ------------
Wirelines - 6.3%
AT&T Corp., 6.500%, 3/15/2029                        15,231,000      15,202,503
AT&T, Inc., 6.150%, 9/15/2034(b)                     14,755,000      14,512,516
BellSouth Corp., 6.000%, 11/15/2034(b)               26,970,000      25,894,248
Embarq Corp., 7.995%, 6/01/2036                       8,735,000       9,089,868
GTE Corp., 6.940%, 4/15/2028                         11,700,000      12,266,549
Koninklijke (Royal) KPN NV, 8.375%,
  10/01/2030                                         10,505,000      12,036,156
Koninklijke (Royal) KPN NV, Series EMTN,
  5.750%, 3/18/2016                           GBP     1,600,000       3,058,729
Koninklijke (Royal) KPN NV, Series GMTN,
  4.000%, 6/22/2015                           EUR     2,750,000       3,353,253
Level 3 Communications, Inc., 11.500%,
  3/01/2010(b)                                USD       905,000         959,300
New England Telephone & Telegraph, 7.875%,
  11/15/2029                                          2,740,000       2,989,529
Qwest Capital Funding, Inc., 6.375%,
  7/15/2008(b)                                          919,000         921,298
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                         25,595,000      23,931,325
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028(b)                                       64,625,000      59,051,094
Qwest Capital Funding, Inc., 7.000%,
  8/03/2009(b)                                        4,995,000       5,082,412
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011                                           1,820,000       1,858,675

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                Principal Amount   Value (+)
                                                ---------------- --------------
BONDS AND NOTES - continued
Wirelines - continued
Qwest Capital Funding, Inc., 7.625%,
  8/03/2021(b)                              USD     9,275,000    $    9,135,875
Qwest Capital Funding, Inc., 7.750%,
  2/15/2031                                        34,720,000        34,069,278
Qwest Corp., 6.875%, 9/15/2033                     20,490,000        19,567,950
Qwest Corp., 7.250%, 9/15/2025                      8,825,000         9,067,687
Telefonica Emisiones SAU, 7.045%, 6/20/2036       174,550,000       185,401,250
Verizon Communications, 5.850%,
  9/15/2035(b)                                     87,716,000        84,009,736
Verizon Maryland, Inc., 5.125%, 6/15/2033           9,290,000         7,621,126
Verizon New York, Inc., Series B, 7.375%,
  4/01/2032(b)                                     17,475,000        18,043,147
                                                                 --------------
                                                                    557,123,504
                                                                 --------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $7,156,142,654)                                7,574,701,746
                                                                 --------------
CONVERTIBLE BONDS - 5.3%
Banking - 0.5%
Wells Fargo & Co., 5.121%, 5/01/2033(e)            42,240,000        42,376,435
                                                                 --------------
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                14,480,000        12,362,300
                                                                 --------------
Independent/Energy - 0.1%
Devon Energy Corp., 4.900%, 8/15/2008               1,400,000         1,939,000
Devon Energy Corp., 4.950%, 8/15/2008               2,600,000         3,601,000
                                                                 --------------
                                                                      5,540,000
                                                                 --------------
Industrial Other - 0.2%
Incyte Corp., 3.500%, 2/15/2011(b)                 20,181,000        16,220,479
                                                                 --------------
Media Non-Cable - 0.1%
Liberty Media LLC, 3.500%, 1/15/2031                4,780,000         4,768,050
Sinclair Broadcast Group, Inc., (Step to
  2.000% on 1/15/2011), 4.875%,
  7/15/2018(f)                                      4,048,000         3,698,860
                                                                 --------------
                                                                      8,466,910
                                                                 --------------
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co., 4.860%,
  9/15/2023(b)(e)                                  62,700,000        62,700,000
Enzon Pharmaceuticals, Inc., 4.500%,
  7/01/2008                                        26,865,000        25,790,400
Epix Pharmaceuticals, Inc., 3.000%,
  6/15/2024                                         7,122,000         5,679,795
Human Genome Sciences, Inc., 2.250%,
  8/15/2012                                         9,560,000         9,297,100
IVAX Corp., 4.500%, 5/15/2008                       2,875,000         2,835,469
Nektar Therapeutics, 3.250%, 9/28/2012              4,950,000         4,943,812
Nektar Therapeutics, 3.500%, 10/17/2007             8,625,000         8,452,500
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                       38,828,000        40,672,330
Valeant Pharmaceuticals International,
  3.000%, 8/16/2010                                34,125,000        32,760,000
Valeant Pharmaceuticals International,
  4.000%, 11/15/2013(b)                            20,804,000        19,815,810
Vertex Pharmaceuticals, Inc., 5.750%,
  2/15/2011, 144A                                   5,745,000        14,448,675
                                                                 --------------
                                                                    227,395,891
                                                                 --------------
Technology - 0.7%
Avnet, Inc., 2.000%, 3/15/2034(b)                  18,780,000        18,897,375
Ciena Corp., 3.750%, 2/01/2008                      1,250,000         1,209,375
Kulicke & Soffa Industries, Inc., 0.500%,
  11/30/2008                                       10,920,000         9,650,550
Kulicke & Soffa Industries, Inc., 1.000%,
  6/30/2010                                         5,465,000         5,014,137
Maxtor Corp., 5.750%, 3/01/2012(d)                 11,256,000        10,693,200

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                Principal Amount   Value (+)
                                                ---------------- --------------
BONDS AND NOTES - continued
Technology - continued
Nortel Networks Corp., 4.250%, 9/01/2008    USD    15,980,000    $   15,460,650
Richardson Electric Ltd., 7.750%,
  12/15/2011, 144A                                    395,000           386,606
SCI Systems, Inc., 3.000%, 3/15/2007                2,750,000         2,732,813
                                                                 --------------
                                                                     64,044,706
                                                                 --------------
Textile - 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012                  186,000           175,073
Kellwood Co., (Step to 0.000% on
  6/16/2011), 3.500%, 6/15/2034f)                   6,805,000         6,379,687
                                                                 --------------
                                                                      6,554,760
                                                                 --------------
Transportation Services - 0.0%
Builders Transportation, Inc., 8.000%,
  8/15/2005(c)                                      1,000,000                --
Preston Corp., 7.000%, 5/01/2011                      750,000           708,750
                                                                 --------------
                                                                        708,750
                                                                 --------------
Wireless - 0.0%
Nextel Communications, Inc., 5.250%,
  1/15/2010                                         3,505,000         3,448,044
                                                                 --------------
Wirelines - 0.9%
Level 3 Communications, Inc., 2.875%,
  7/15/2010(b)                                     36,065,000        37,823,169
Level 3 Communications, Inc., 6.000%,
  9/15/2009                                        19,665,000        18,386,775
Level 3 Communications, Inc., 6.000%,
  3/15/2010(b)                                     21,427,000        19,766,407
                                                                 --------------
                                                                     75,976,351
                                                                 --------------
TOTAL CONVERTIBLE BONDS
(Identified Cost $426,803,355)                                      463,094,626
                                                                 --------------
TOTAL BONDS AND NOTES
(Identified Cost $7,582,946,009)                                  8,037,796,372
                                                                 --------------

                                                     Shares
                                                ----------------
COMMON STOCKS - 0.6%

Biotechnology - 0.2%
Vertex Pharmaceuticals, Inc.(b)(h)                    494,542        18,505,762
                                                                 --------------
Communications Equipment - 0.1%
Corning, Inc.(h)                                      630,490        11,796,468
                                                                 --------------
Wireless - 0.3%
Philippine Long Distance Telephone Co.,
  ADR(b)                                              416,096        21,274,988
                                                                 --------------
TOTAL COMMON STOCKS
  (Identified Cost $19,673,480)                                      51,577,218
                                                                 --------------
PREFERRED STOCKS - 1.4%

CONVERTIBLE PREFERRED STOCKS - 1.4%
Automotive - 0.0%
Ford Motor Co., Capital Trust II, 6.500%               52,800         1,805,760
                                                                 --------------
Construction Machinery - 0.0%
United Rentals Trust, 6.500%                           12,771           622,586
                                                                 --------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                          Shares    Value (+)
                                                         --------- ------------
PREFERRED STOCKS - continued

CONVERTIBLE PREFERRED STOCKS - continued
Consumer Products - 0.1%
Newell Financial Trust I, 5.250%                           199,622 $  9,506,998
                                                                   ------------
Electric - 0.1%
AES Trust III, 6.750%(b)                                   183,500    9,037,375
                                                                   ------------
Electric Utilities - 0.1%
CMS Energy Trust I, 7.750%                                 207,375   10,342,828
                                                                   ------------
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc., 7.250%(b)                                 410,725    9,159,168
                                                                   ------------
Insurance - 0.3%
Travelers Property Casualty Corp., 4.500%(b)               753,525   19,697,143
                                                                   ------------
Lodging - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%                51,100    1,276,989
                                                                   ------------
Packaging - 0.3%
Owens-Illinois, Inc., 4.750%                               603,090   22,314,330
                                                                   ------------
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%                     130,675    5,070,190
Williams Cos., Inc., 5.500%                                 25,000    3,062,500
                                                                   ------------
                                                                      8,132,690
                                                                   ------------
Technology - 0.3%
Lucent Technologies Capital Trust, 7.750%                   24,695   25,454,371
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $107,203,251)                                    117,350,238
                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCKS - 0.0%
Electric - 0.0%
Connecticut Light & Power Co., 1.900%                        2,925       96,799
Entergy Arkansas, Inc., 4.320%                                 100        7,853
Entergy Mississippi, Inc., Zero Coupon                       5,000      386,250
Entergy New Orleans, Inc., 4.360%(c)                           665       44,992
Entergy New Orleans, Inc., 4.750%(c)                           200       14,519
MDU Resources Group, Inc., 5.100%                            2,140      213,666
Public Service Co., 4.000%                                     360       25,481
Southern California Edison Co., 4.780%(b)                   50,100    1,127,250
Xcel Energy, Inc., 3.600%(b)                                 1,100       79,200
                                                                   ------------
                                                                      1,996,010
                                                                   ------------
Pipelines - 0.0%
KN Capital Trust III, 7.630%(b)                            825,000      766,567
                                                                   ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $2,192,257)                                        2,762,577
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $109,395,508)                                    120,112,815
                                                                   ------------
CLOSED END INVESTMENT COMPANIES - 0.3%
Morgan Stanley Emerging Markets Debt Fund, Inc.(b)         356,954    3,869,381
Western Asset High Income Opportunity Fund, Inc.         2,217,450   14,967,788

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Shares         Value (+)
                                              ---------------- ---------------
CLOSED END INVESTMENT COMPANIES - continued
Western Asset Managed High Income Fund,
  Inc.(b)                                           1,369,100  $     9,241,425
                                                               ---------------
TOTAL CLOSED END INVESTMENT COMPANIES
  (Identified Cost $26,086,939)                                     28,078,594
                                                               ---------------

                                              Principal Amount
                                              ----------------
SHORT-TERM INVESTMENTS - 17.5%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated
  12/29/06 at 4.250% to be repurchased at
  $363,964,791 on 1/02/07 collateralized by
  $262,705,000 U.S. Treasury Bond, 8.750%
  due 8/15/20 with a value of $371,068,974(i)  $  363,793,000      363,793,000
                                                               ---------------

                                                   Shares
                                              ----------------
State Street Securities Lending Quality
  Trust(j)                                      1,168,773,417    1,168,773,417
                                                               ---------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $1,532,566,417)                               1,532,566,417
                                                               ---------------
TOTAL INVESTMENTS - 111.6%
  (Identified Cost $9,270,668,353)(a)                            9,770,131,416
  Other assets less liabilities - (11.6)%                       (1,013,538,321)
                                                               ---------------
TOTAL NET ASSETS - 100.0%                                      $ 8,756,593,095
                                                               ---------------
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++) Amount shown represents units.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
     At December 31, 2006, the unrealized appreciation on investments based on cost of $9,287,747,809 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                         $520,663,789
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                             (38,280,182)
                                                             ------------
     Net unrealized appreciation                             $482,383,607
                                                             ------------

     At September 30, 2006, the Fund had a capital loss carryover of approximately $73,650,311 of which $73,307,059 expires on September 30, 2011 and $343,252 expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $1,141,011,129 and $1,168,773,417, respectively.
(c)  Non-Income producing security due to default or bankruptcy filing.
(d) Illiquid Security. At December 31, 2006, the value of these securities was $29,159,550 or 0.3% of net assets.
(e)  Variable rate security. Rate as of December 31, 2006 is disclosed.
(f) Step Bond: Coupon is at or above market rate for an initial period then decreases at a specified date and rate.
(g)  Payment-in-Kind security.
(h)  Non-income producing security.
(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(j)  Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $1,111,810,474 or 12.7% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
     Key to Abbreviations: ARS: Argentinean Peso; AUD: Australian Dollar; BRL:
     Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR:
     Indonesian Rupiah; KRW: South Korean Won; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht; USD: United States Dollar; ZAR: South African Rand.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Sovereigns                                     22.1%
   Treasuries                                      7.4
   Wirelines                                       7.2
   Banking                                         6.7
   Technology                                      4.0
   Pharmaceuticals                                 3.6
   Pipelines                                       3.3
   Supranational                                   3.3
   Foreign Local Governments                       3.0
   Home Construction                               2.7
   Electric                                        2.3
   Non-Captive Finance                             2.3
   Automotive                                      2.1
   Paper                                           2.1
   Media Cable                                     2.0
   Other, less than 2% each                       20.0

CURRENCY EXPOSURE AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   United States Dollar                           58.6%
   Canadian Dollar                                18.4
   New Zealand Dollar                              3.8
   Mexican Peso                                    3.5
   Brazilian Real                                  2.9
   Other less than 2% each                         6.9

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Fixed Income Fund

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - 92.5% of Total Net Assets

NON-CONVERTIBLE BONDS - 87.7%
Aerospace & Defense - 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A      USD         175,000  $   160,125
                                                                    -----------
Airlines - 0.1%
American Airlines, Inc., 7.324%, 10/15/2009                250,000      250,000
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011                                                 42,633       42,953
Continental Airlines, Inc., Series 2000-2,
  Class B, 8.307%, 4/02/2018                               127,796      132,269
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 12/15/2015                                       224,184      227,546
                                                                    -----------
                                                                        652,768
                                                                    -----------
Asset-Backed Securities - 0.2%
Community Program Loan Trust, Series 1987-A,
  Class A5, 4.500%, 4/01/2029                              725,000      683,241
Ford Credit Auto Owner Trust, 4.380%,
  1/15/2010                                                105,000      103,792
Ford Credit Auto Owner Trust, Series 2004-A,
  Class A4, 3.540%, 11/15/2008                              95,000       93,892
                                                                    -----------
                                                                        880,925
                                                                    -----------
Automotive - 2.6%
Cummins, Inc., 7.125%, 3/01/2028                         2,400,000    2,494,776
DaimlerChrysler NA Holding Corp., 6.500%,
  11/15/2013                                               200,000      205,341
Ford Motor Co., 6.375%, 2/01/2029(b)                       730,000      523,775
Ford Motor Co., 6.625%, 10/01/2028                       2,285,000    1,656,625
Ford Motor Co., 7.125%, 11/15/2025                         595,000      441,788
Ford Motor Co., 7.450%, 7/16/2031                        1,630,000    1,279,550
Ford Motor Credit Co., 5.700%, 1/15/2010                    55,000       52,723
Ford Motor Credit Co., 7.000%, 10/01/2013(b)               110,000      105,048
GMAC International Finance BV, Series EMTN,
  8.000%, 3/14/2007                            NZD         264,000      185,536
GMAC LLC, 5.625%, 5/15/2009                    USD       1,500,000    1,488,158
GMAC LLC, 6.225%, 3/20/2007(c)                           2,750,000    2,750,181
GMAC LLC, 6.324%, 7/16/2007(c)                             500,000      500,395
GMAC LLC, Series EMTN, 6.375%, 12/07/2007      GBP         300,000      587,400
GMAC LLC, 6.875%, 8/28/2012                    USD         200,000      205,365
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028              375,000      318,750
                                                                    -----------
                                                                     12,795,411
                                                                    -----------
Banking - 6.5%
BAC Capital Trust VI, 5.625%, 3/08/2035                  2,385,000    2,257,696
Barclays Financial LLC, 4.060%, 9/16/2010,
  144A                                         KRW   2,340,000,000    2,461,781
Barclays Financial LLC, Series EMTN, 4.100%,
  3/22/2010, 144A                              THB     192,000,000    5,032,079
Barclays Financial LLC, 4.160%, 2/22/2010,
  144A                                                 175,000,000    4,602,327
Barclays Financial LLC, 5.500%, 11/01/2010,
  144A                                                  16,000,000      435,182
BNP Paribas SA, Series EMTN, Zero Coupon
  Bond, 6/13/2011, 144A                        IDR  18,710,000,000    1,416,601
HSBC Bank USA, 3.310%, 8/25/2010, 144A         USD       5,000,000    5,334,500
JPMorgan Chase & Co., Zero Coupon Bond,
  5/10/2010, 144A                              BRL      16,585,000    5,251,572

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Banking - continued
JPMorgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A                              IDR  13,692,036,000  $ 1,059,948
JPMorgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A                                   17,920,000,000    1,387,249
JPMorgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A                                  18,824,303,000    1,522,706
                                                                    -----------
                                                                     30,761,641
                                                                    -----------
Building Materials - 0.8%
Owens Corning, Inc., 6.500%, 12/01/2016, 144A  USD         805,000      817,750
Owens Corning, Inc., 7.000%, 12/01/2036, 144A            1,205,000    1,216,810
USG Corp., 6.300%, 11/15/2016, 144A                      1,680,000    1,665,283
                                                                    -----------
                                                                      3,699,843
                                                                    -----------
Chemicals - 1.3%
Borden, Inc., 7.875%, 2/15/2023                          2,740,000    2,192,000
Borden, Inc., 8.375%, 4/15/2016                             55,000       47,850
Borden, Inc., 9.200%, 3/15/2021                            905,000      800,925
ICI Wilmington, Inc., 5.625%, 12/01/2013                   115,000      113,550
Lubrizol Corp., 5.500%, 10/01/2014                         365,000      355,827
Lubrizol Corp., 6.500%, 10/01/2034                       1,170,000    1,177,360
Methanex Corp., 6.000%, 8/15/2015                        1,565,000    1,484,460
                                                                    -----------
                                                                      6,171,972
                                                                    -----------
Construction Machinery - 0.0%
United Rentals North America, Inc., 7.000%,
  2/15/2014(b)                                             150,000      147,188
                                                                    -----------
Electric - 3.1%
AES Corp., 7.750%, 3/01/2014                               730,000      770,150
AES Corp., 9.375%, 9/15/2010                               100,000      108,625
Calpine Corp., 8.500%, 7/15/2010, 144A(d)                  215,000      229,513
Consolidated Edison Co. of N.Y., 5.625%,
  7/01/2012                                                110,000      111,662
Dominion Resources, Inc., 5.000%, 3/15/2013(b)             100,000       97,356
Dominion Resources, Inc., 5.700%, 9/17/2012                160,000      161,813
Duke Energy Corp., 4.200%, 10/01/2008                       85,000       83,290
Dynegy Holdings, Inc., 7.125%, 5/15/2018                   380,000      370,500
Dynegy Holdings, Inc., 7.625%, 10/15/2026                  810,000      785,700
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                      1,589,000    1,809,571
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 8.350%, 8/01/2013                        500,000      567,128
Enersis SA, 7.375%, 1/15/2014(b)                           275,000      295,961
Enersis SA, 7.400%, 12/01/2016                           4,000,000    4,395,148
NGC Corporation Capital Trust I, Series B,
  8.316%, 6/01/2027                                        695,000      656,775
Power Receivables Finance LLC, 6.290%,
  1/01/2012, 144A                                        1,127,409    1,133,576
Quezon Power Philippines Co., 8.860%,
  6/15/2017                                              1,547,000    1,554,735
Tiverton Power Associates Ltd., 9.000%,
  7/15/2018, 144A(d)                                       456,952      438,674
TXU Corp., Series P, 5.550%, 11/15/2014                    170,000      161,388

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Electric - continued
TXU Corp., Series R, 6.550%, 11/15/2034(b)     USD     1,155,000    $ 1,080,188
                                                                    -----------
                                                                     14,811,753
                                                                    -----------
Entertainment - 2.2%
Time Warner, Inc., 6.500%, 11/15/2036(b)                 410,000        408,083
Time Warner, Inc., 6.625%, 5/15/2029                   2,065,000      2,091,333
Time Warner, Inc., 6.950%, 1/15/2028                     875,000        918,223
Time Warner, Inc., 7.625%, 4/15/2031                     730,000        815,528
Time Warner, Inc., 7.700%, 5/01/2032                   1,155,000      1,303,178
Viacom, Inc., Class B, 6.875%, 4/30/2036               4,880,000      4,824,754
                                                                    -----------
                                                                     10,361,099
                                                                    -----------
Financial Other - 0.3%
Petrozuata Finance, Inc., 8.220%, 4/01/2017,
  144A                                                 1,425,000      1,421,437
                                                                    -----------
Food & Beverage - 0.1%
Sara Lee Corp., 6.125%, 11/01/2032                       295,000        266,923
                                                                    -----------
Foreign Local Governments - 11.1%
Province of Alberta, 5.930%, 9/16/2016         CAD     1,082,744        995,514
Province of British Columbia, Zero Coupon
  Bond, 8/23/2013                                     11,700,000      7,595,995
Province of British Columbia, 6.000%,
  6/09/2008                                            2,615,000      2,298,998
Province of British Columbia, 6.250%,
  12/01/2009                                           7,025,000      6,372,048
Province of Manitoba, 5.750%, 6/02/2008               14,515,000     12,712,061
Province of Ontario, 3.875%, 3/08/2008                   970,000        828,486
Province of Ontario, 5.700%, 12/01/2008               18,145,000     16,005,379
Province of Saskatchewan, 5.500%, 6/02/2008            6,960,000      6,075,370
                                                                    -----------
                                                                     52,883,851
                                                                    -----------
Government Owned - No Guarantee - 0.6%
Pemex Project Funding Master Trust, 5.750%,
  12/15/2015(b)                                USD       175,000        173,775
Pemex Project Funding Master Trust, 8.625%,
  2/01/2022                                              250,000        309,000
Pemex Project Funding Master Trust, 8.625%,
  12/01/2023                                           1,400,000      1,723,750
Pemex Project Funding Master Trust, 9.250%,
  3/30/2018                                              400,000        504,400
                                                                    -----------
                                                                      2,710,925
                                                                    -----------
Healthcare - 2.0%
HCA, Inc., 6.250%, 2/15/2013                           1,000,000        885,000
HCA, Inc., 6.500%, 2/15/2016                             565,000        476,013
HCA, Inc., 7.050%, 12/01/2027                          3,495,000      2,630,459
HCA, Inc., 7.500%, 12/15/2023                            390,000        317,350
HCA, Inc., 7.500%, 11/06/2033                          1,130,000        920,950
HCA, Inc., 7.580%, 9/15/2025                           2,855,000      2,323,034
HCA, Inc., 7.690%, 6/15/2025                           1,970,000      1,630,573
HCA, Inc., 7.750%, 7/15/2036                             105,000         84,208
HCA, Inc., 8.360%, 4/15/2024                             380,000        334,333
                                                                    -----------
                                                                      9,601,920
                                                                    -----------
Home Construction - 1.6%
K. Hovnanian Enterprises, Inc., 6.250%,
  1/15/2016(b)                                           115,000        108,675
K. Hovnanian Enterprises, Inc., 6.375%,
  12/15/2014(b)                                           30,000         28,800
K. Hovnanian Enterprises, Inc., 6.500%,
  1/15/2014                                               30,000         29,100
Lennar Corp., Series B, 5.600%, 5/31/2015                500,000        478,090
Pulte Homes, Inc., 5.200%, 2/15/2015(b)                1,305,000      1,243,340

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Home Construction - continued
Pulte Homes, Inc., 6.000%, 2/15/2035(b)        USD     3,920,000    $ 3,585,718
Pulte Homes, Inc., 6.375%, 5/15/2033                   1,960,000      1,829,976
Toll Brothers Finance Corp., 5.150%, 5/15/2015           565,000        517,700
                                                                    -----------
                                                                      7,821,399
                                                                    -----------
Independent/Energy - 1.8%
Anadarko Petroleum Corp., 5.950%, 9/15/2016            3,495,000      3,502,315
Anadarko Petroleum Corp., 6.450%, 9/15/2036            2,580,000      2,607,080
Chesapeake Energy Corp., 6.500%, 8/15/2017               380,000        371,450
Chesapeake Energy Corp., 6.875%, 1/15/2016               200,000        201,750
Chesapeake Energy Corp., 6.875%, 11/15/2020              805,000        790,912
Pioneer Natural Resource Co., 5.875%,
  7/15/2016                                              435,000        401,145
Progress Energy, Inc., 7.100%, 3/01/2011                  21,000         22,364
XTO Energy, Inc., 4.900%, 2/01/2014                      220,000        209,725
XTO Energy, Inc., 5.300%, 6/30/2015                       70,000         67,725
XTO Energy, Inc., 6.100%, 4/01/2036                      155,000        151,267
                                                                    -----------
                                                                      8,325,733
                                                                    -----------
Industrial Other - 0.3%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A         1,575,000      1,555,312
                                                                    -----------
Integrated/Energy - 1.0%
Cerro Negro Finance Ltd., 7.900%, 12/01/2020,
  144A                                                 4,650,000      4,510,500
                                                                    -----------
Life Insurance - 2.3%
ASIF Global Financing XXVII, 2.380%,
  2/26/2009, 144A                              SGD    17,000,000     10,822,219
                                                                    -----------
Local Authorities - 0.6%
Michigan Tobacco Settlement Finance
  Authority, 7.309%, 6/01/2034                 USD     2,540,000      2,651,684
                                                                    -----------
Lodging - 0.0%
Host Marriott LP, Series 0, 6.375%, 3/15/2015            150,000        147,938
                                                                    -----------
Media Cable - 2.1%
Comcast Corp., 5.650%, 6/15/2035(b)                    2,285,000      2,074,179
Comcast Corp., 6.450%, 3/15/2037                       2,715,000      2,716,466
Comcast Corp., 6.500%, 11/15/2035                      3,240,000      3,262,884
CSC Holdings, Inc., 6.750%, 4/15/2012, 144A              200,000        195,000
CSC Holdings, Inc., 7.625%, 4/01/2011                     50,000         50,938
CSC Holdings, Inc., 7.875%, 2/15/2018                    170,000        169,575
NTL Cable Plc, 9.125%, 8/15/2016                         400,000        422,500
NTL Cable Plc, 9.750%, 4/15/2014               GBP       250,000        519,482
Rogers Cable, Inc., 5.500%, 3/15/2014          USD       150,000        143,428
TCI Communications, Inc., 7.875%, 2/15/2026              550,000        628,085
                                                                    -----------
                                                                     10,182,537
                                                                    -----------
Media Non-Cable - 0.0%
Clear Channel Communications, Inc., 4.250%,
  5/15/2009                                               85,000         82,324
                                                                    -----------
Mortgage Related - 0.2%
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007                                    SGD     1,500,000        976,998
GS Mortgage Securities Corporation II, Series
  2005-GG4, Class A4A, 4.751%, 7/10/2039       USD        95,000         91,512
                                                                    -----------
                                                                      1,068,510
                                                                    -----------
Non-Captive Consumer - 0.1%
American General Finance Corp., Series MTNG,
  5.375%, 9/01/2009                                      165,000        165,278

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Non-Captive Consumer - continued
HSBC Finance Corp., 6.500%, 11/15/2008         USD       60,000     $    61,334
                                                                    -----------
                                                                        226,612
                                                                    -----------
Non-Captive Diversified - 0.2%
CIT Group, Inc., 6.000%, 4/01/2036                      830,000         818,362
                                                                    -----------
Non-Captive Finance - 1.6%
General Electric Capital Corp., 3.500%,
  5/01/2008                                    USD      150,000         146,677
General Electric Capital Corp., 6.500%,
  9/28/2015                                    NZD    9,210,000       6,239,788
General Electric Capital Corp., Series EMTN,
  1.725%, 6/27/2008                            SGD      250,000         158,861
General Electric Capital Corp., Series EMTN,
  6.750%, 9/26/2016                            NZD    1,345,000         938,838
General Electric Capital Corp., Series MTNA,
  4.750%, 9/15/2014                            USD      400,000         386,522
                                                                    -----------
                                                                      7,870,686
                                                                    -----------
Oil Field Services - 0.5%
North American Energy Partners, Inc., 8.750%,
  12/01/2011                                          1,000,000       1,005,000
Petrobras Energia SA, Series I, 8.125%,
  7/15/2010, 144A                                     1,472,000       1,545,600
                                                                    -----------
                                                                      2,550,600
                                                                    -----------
Packaging - 0.4%
Owens-Illinois, Inc., 7.800%, 5/15/2018               2,000,000       1,992,500
                                                                    -----------
Paper - 2.6%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028           650,000         498,875
Georgia-Pacific Corp., 7.375%, 12/01/2025             3,000,000       2,925,000
Georgia-Pacific Corp., 7.750%, 11/15/2029             6,005,000       5,989,988
Georgia-Pacific Corp., (Timber Group),
  7.250%, 6/01/2028                                   2,000,000       1,940,000
International Paper Co., 4.000%, 4/01/2010              150,000         143,971
International Paper Co., 4.250%, 1/15/2009              700,000         685,026
Jefferson Smurfit Corp., 7.500%, 6/01/2013              335,000         314,900
                                                                    -----------
                                                                     12,497,760
                                                                    -----------
Pharmaceuticals - 0.2%
Elan Financial Plc, 7.750%, 11/15/2011                  970,000         946,963
Schering-Plough Corp., 5.550%, 12/01/2013                75,000          75,217
                                                                    -----------
                                                                      1,022,180
                                                                    -----------
Pipelines - 3.5%
Duke Energy Field Service LLC, 6.450%,
  11/03/2036, 144A                                    1,740,000       1,787,800
El Paso Corp., 6.375%, 2/01/2009                      1,575,000       1,590,750
El Paso Corp., 6.950%, 6/01/2028                        925,000         920,375
El Paso Corp., 7.000%, 5/15/2011                      3,195,000       3,314,812
El Paso Corp., 7.750%, 6/15/2010                        875,000         925,312
El Paso Corp., 7.800%, 8/01/2031                        250,000         273,125
Kinder Morgan Energy Partners, 5.000%,
  12/15/2013                                            150,000         142,561
Kinder Morgan Finance, 6.400%, 1/05/2036                635,000         566,153
Kinder Morgan, Inc., Senior Note, 5.150%,
  3/01/2015                                             305,000         273,677
Kinder Morgan, Inc., 6.500%, 9/01/2012                  110,000         110,521
Plains All American Pipeline LP, 6.125%,
  1/15/2017, 144A                                     1,785,000       1,794,302
Plains All American Pipeline LP, 6.650%,
  1/15/2037, 144A                                     3,850,000       3,908,824
Williams Cos., Inc., 7.500%, 1/15/2031                1,000,000       1,037,500
                                                                    -----------
                                                                     16,645,712
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount   Value (+)
                                                  ----------------  -----------
BONDS AND NOTES - continued
Property & Casualty Insurance - 0.9%
Allstate Corp., 5.950%, 4/01/2036             USD       540,000     $   549,162
Axis Capital Holdings Ltd., 5.750%,
  12/01/2014                                             80,000          79,504
Marsh & McLennan Cos., Inc., 5.375%,
  7/15/2014                                           1,190,000       1,145,057
Marsh & McLennan Cos., Inc., 5.750%,
  9/15/2015                                             775,000         762,454
Marsh & McLennan Cos., Inc., 5.875%,
  8/01/2033                                             180,000         163,946
Travelers Property Casualty Corp., 6.375%,
  3/15/2033                                           1,400,000       1,474,479
                                                                    -----------
                                                                      4,174,602
                                                                    -----------
Railroads - 0.1%
Missouri Pacific Railroad Co., 5.000%,
  1/01/2045                                             500,000         394,294
                                                                    -----------
Real Estate Investment Trusts - 0.8%
Colonial Realty LP, 4.750%, 2/01/2010                    15,000          14,587
EOP Operating LP, 4.650%, 10/01/2010(b)                 210,000         208,537
EOP Operating LP, 7.250%, 2/15/2018                   2,000,000       2,388,344
Highwoods Realty LP, 7.500%, 4/15/2018                  475,000         527,708
Spieker Properties, Inc., 7.350%, 12/01/2017            500,000         599,493
                                                                    -----------
                                                                      3,738,669
                                                                    -----------
Refining - 0.1%
Valero Energy Corp., 4.750%, 4/01/2014                  445,000         417,954
                                                                    -----------
Restaurants - 0.1%
McDonald's Corp., Series EMTN, 3.628%,
  10/10/2010                                  SGD     1,000,000         653,949
                                                                    -----------
Retailers - 0.8%
Dillard's, Inc., 7.750%, 7/15/2026            USD     1,025,000       1,025,000
Foot Locker, Inc., 8.500%, 1/15/2022                  1,100,000       1,080,750
J.C. Penney Co., Inc., 7.125%, 11/15/2023             1,045,000       1,137,076
Toys R Us, 7.375%, 10/15/2018                           880,000         712,800
                                                                    -----------
                                                                      3,955,626
                                                                    -----------
Sovereigns - 13.8%
Canadian Government, 4.250%, 9/01/2008        CAD     6,235,000       5,363,763
Canadian Government, 4.500%, 9/01/2007               16,520,000      14,195,598
Canadian Government, Series WH31, 6.000%,
  6/01/2008                                             800,000         704,060
Government of Sweden, Series 1048, 4.000%,
  12/01/2009                                  SEK     1,370,000         201,239
Mexican Fixed Rate Bonds, Series M-10,
  8.000%, 12/17/2015                          MXN       125,000(++)   1,198,510
Mexican Fixed Rate Bonds, Series M-20,
  8.000%, 12/07/2023                                    305,000(++)   2,941,586
Mexican Fixed Rate Bonds, Series MI-10,
  9.000%, 12/20/2012                                  1,015,000(++)  10,136,846
PF Export Receivables Master Trust, 6.436%,
  6/01/2015, 144A                             USD     1,714,727       1,749,022
Republic of Argentina, 0.625%, 12/15/2035(c)          1,544,372         205,402
Republic of Argentina, 2.487%, 9/30/2014(c)   ARS     5,645,000       2,018,899
Republic of Argentina, 5.590%, 8/03/2012(c)   USD     1,815,000       1,714,947
Republic of Argentina, 8.280%, 12/31/2033(b)            591,480         643,234
Republic of Brazil, 8.250%, 1/20/2034(b)             13,186,000      15,988,025
Republic of Brazil, 11.000%, 8/17/2040(b)               575,000         761,875
Republic of Brazil, 12.500%, 1/05/2022        BRL       625,000         333,021
Republic of South Africa, 3.000%, 8/31/2010   ZAR    34,225,000       5,612,056
Republic of Uruguay, 7.875%, 1/15/2033(b)(e)  USD     1,521,929       1,696,951
                                                                    -----------
                                                                     65,465,034
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Supermarkets - 2.0%
Albertson's, Inc., 6.625%, 6/01/2028           USD     1,245,000    $ 1,130,283
Albertson's, Inc., 7.450%, 8/01/2029                   6,515,000      6,365,148
Albertson's, Inc., 7.750%, 6/15/2026(b)                1,470,000      1,466,240
Albertson's, Inc., 8.000%, 5/01/2031                     565,000        573,113
Albertson's, Inc., 8.700%, 5/01/2030                       5,000          5,222
American Stores Co., 8.000%, 6/01/2026                    25,000         26,278
Kroger Co., 4.950%, 1/15/2015                             90,000         85,032
                                                                    -----------
                                                                      9,651,316
                                                                    -----------
Supranational - 5.0%
Inter-American Development Bank, Series EMTN,
  Zero Coupon Bond, 5/11/2009                  BRL    30,000,000     10,285,514
Inter-American Development Bank, Series EMTN,
  6.000%, 12/15/2017                           NZD    19,735,000     13,291,793
                                                                    -----------
                                                                     23,577,307
                                                                    -----------
Technology - 2.3%
Amkor Technology, Inc., 7.125%, 3/15/2011      USD       725,000        676,062
Arrow Electronics, Inc., 6.875%, 7/01/2013             3,500,000      3,651,182
Avnet, Inc., 6.000%, 9/01/2015                         1,255,000      1,237,429
Corning, Inc., 6.200%, 3/15/2016                         250,000        254,528
Corning, Inc., 6.850%, 3/01/2029                         450,000        468,305
Corning, Inc., 7.250%, 8/15/2036                       1,175,000      1,259,197
Lucent Technologies, Inc., 6.450%, 3/15/2029             250,000        230,625
Nortel Networks Corp., 6.875%, 9/01/2023                 575,000        483,000
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A         1,000,000      1,080,000
Northern Telecom Capital Corp., 7.875%,
  6/15/2026                                              150,000        134,250
Samsung Electronics Co. Ltd., 7.700%,
  10/01/2027, 144A                                     1,158,000      1,235,913
                                                                    -----------
                                                                     10,710,491
                                                                    -----------
Textile - 0.6%
Kellwood Co., 7.625%, 10/15/2017                       3,250,000      2,970,500
                                                                    -----------
Transportation Services - 1.2%
APL Ltd., 8.000%, 1/15/2024(f)                         2,500,000      2,351,500
Atlas Air, Inc., Series 1999-1B, 7.630%,
  1/02/2015(h)                                         1,326,184      1,438,910
Atlas Air, Inc., Series 2000-1, 9.057%,
  1/02/2014(h)                                           394,351        457,447
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014(h)                                         1,500,291      1,650,320
                                                                    -----------
                                                                      5,898,177
                                                                    -----------
Treasuries - 3.1%
U.S. Treasury Bonds, 5.250%, 11/15/2028(b)               260,000        272,655
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)             13,450,000     14,407,263
                                                                    -----------
                                                                     14,679,918
                                                                    -----------
Wireless - 1.0%
Philippine Long Distance Telephone Co.,
  8.350%, 3/06/2017                                    3,914,000      4,442,390
Sprint Capital Corp., 6.125%, 11/15/2008                  65,000         65,768
Sprint Capital Corp., 6.875%, 11/15/2028                 175,000        175,177
                                                                    -----------
                                                                      4,683,335
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Wirelines - 6.0%
Embarq Corp., 7.082%, 6/01/2016               USD       235,000    $    239,235
Embarq Corp., 7.995%, 6/01/2036                         200,000         208,125
Level 3 Communications, Inc., 11.500%,
  3/01/2010                                             105,000         111,300
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                          3,305,000       3,090,175
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028                                           7,575,000       6,921,656
Qwest Capital Funding, Inc., 7.000%,
  8/03/2009(b)                                          850,000         864,875
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011(b)                                           25,000          25,531
Qwest Capital Funding, Inc., 7.625%,
  8/03/2021(b)                                          350,000         344,750
Qwest Capital Funding, Inc., 7.750%,
  2/15/2031                                             775,000         760,475
Telefonica Emisiones SAU, 7.045%, 6/20/2036          11,330,000      12,034,352
Verizon Communications, 5.850%, 9/15/2035             3,975,000       3,807,045
Verizon New Jersey, Inc., 5.875%, 1/17/2012              80,000          81,042
                                                                   ------------
                                                                     28,488,561
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $384,246,021)                                    417,580,082
                                                                   ------------
CONVERTIBLE BONDS - 4.8%
Healthcare - 0.2%
Invitrogen Corp., 1.500%, 2/15/2024                   1,000,000         853,750
                                                                   ------------
Independent/Energy - 0.9%
Devon Energy Corp., 4.900%, 8/15/2008                 1,300,000       1,800,500
Devon Energy Corp., 4.950%, 8/15/2008(b)              1,900,000       2,631,500
                                                                   ------------
                                                                      4,432,000
                                                                   ------------
Industrial Other - 0.1%
Incyte Corp., 3.500%, 2/15/2011                         395,000         317,481
                                                                   ------------
Media Non-Cable - 0.1%
Sinclair Broadcast Group, Inc., (Step to
  2.000% on 1/15/2011), 4.875%, 7/15/2018(g)            500,000         456,875
                                                                   ------------
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co., 4.860%,
  9/15/2023(c)                                          605,000         605,000
Enzon Pharmaceuticals, Inc., 4.500%,
  7/01/2008                                           2,255,000       2,164,800
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024           250,000         199,375
Nektar Therapeutics, 3.250%, 9/28/2012                  700,000         699,125
Nektar Therapeutics, 3.500%, 10/17/2007                 465,000         455,700
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                          1,200,000       1,257,000
Valeant Pharmaceuticals International,
  3.000%, 8/16/2010                                     885,000         849,600
Valeant Pharmaceuticals International,
  4.000%, 11/15/2013                                    510,000         485,775
                                                                   ------------
                                                                      6,716,375
                                                                   ------------
Technology - 0.8%
Avnet, Inc., 2.000%, 3/15/2034                        1,270,000       1,277,938
Kulicke & Soffa Industries, Inc., 0.500%,
  11/30/2008                                            425,000         375,594
Kulicke & Soffa Industries, Inc., 1.000%,
  6/30/2010                                             380,000         348,650
Maxtor Corp., 5.750%, 3/01/2012(f)                      491,000         466,450
Nortel Networks Corp., 4.250%, 9/01/2008                700,000         677,250
Richardson Electric Ltd., 7.750%,
  12/15/2011, 144A                                      263,000         257,411
SCI Systems, Inc., 3.000%, 3/15/2007                    200,000         198,750
                                                                   ------------
                                                                      3,602,043
                                                                   ------------
Textile - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012          USD        96,000          90,360
Kellwood Co., (Step to 0.000% on 6/16/2011),
  3.500%, 6/15/2034(g)                                  100,000          93,750
                                                                   ------------
                                                                        184,110
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                              Principal Amount  Value (+)
                                              ---------------- ------------
BONDS AND NOTES - continued
Wirelines - 1.3%
Level 3 Communications, Inc., 2.875%,
  7/15/2010                                      3,870,000     $  4,058,662
Level 3 Communications, Inc., 6.000%,
  9/15/2009                                      2,435,000        2,276,725
Level 3 Communications, Inc., 6.000%,
  3/15/2010                                        125,000          115,313
                                                               ------------
                                                                  6,450,700
                                                               ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $19,789,744)                                  23,013,334
                                                               ------------
TOTAL BONDS AND NOTES
  (Identified Cost $404,035,765)                                440,593,416
                                                               ------------

                                                   Shares
                                              ----------------
COMMON STOCKS - 1.3%

Communications Equipment - 0.8%
Corning, Inc.(h)                                   205,167        3,838,675
                                                               ------------
Wireless - 0.5%
Philippine Long Distance Telephone Co.,
  ADR(b)                                            44,280        2,264,036
                                                               ------------
TOTAL COMMON STOCKS
  (Identified Cost $2,287,131)                                    6,102,711
                                                               ------------
PREFERRED STOCKS - 1.8%

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%
Electric - 0.2%
Entergy New Orleans, Inc., 4.360%(d)                    90            6,089
Entergy New Orleans, Inc., 4.750%(b)(d)              2,876          208,780
MDU Resources Group, Inc., 5.100%                      500           49,922
Public Service Electric & Gas Co., 4.180%            1,950          157,950
Union Electric Co., 4.500%                           4,670          399,285
Xcel Energy, Inc., 4.110%                              100            8,000
                                                               ------------
                                                                    830,026
                                                               ------------
Pipelines - 0.0%
KN Capital Trust III, 7.630%                        80,000           74,334
                                                               ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $664,794)                                        904,360
                                                               ------------
CONVERTIBLE PREFERRED STOCKS - 1.6%
Automotive - 0.0%
Ford Motor Co., Capital Trust II, 6.500%             2,900           99,180
                                                               ------------
Construction Machinery - 0.0%
United Rentals Trust, 6.500%                         1,975           96,281
                                                               ------------
Consumer Products - 0.2%
Newell Financial Trust I, 5.250%                    25,075        1,194,197
                                                               ------------
Electric - 0.1%
AES Trust III, 6.750%                               10,000          492,500
                                                               ------------
Insurance - 0.7%
Travelers Property Casualty Corp., 4.500%          122,900        3,212,606
                                                               ------------
Lodging - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%         2,500           62,475
                                                               ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                     Shares        Value (+)
                                                ---------------- ------------
PREFERRED STOCKS - continued
Packaging - 0.1%
Owens-Illinois, Inc., 4.750%(b)                        10,250    $    379,250
                                                                 ------------
Pipelines - 0.2%
El Paso Energy Capital Trust I, 4.750%                 20,200         783,760
                                                                 ------------
Technology - 0.3%
Lucent Technologies Capital Trust, 7.750%               1,500       1,546,125
                                                                 ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $6,816,494)                                      7,866,374
                                                                 ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $7,481,288)                                      8,770,734
                                                                 ------------

                                                Principal Amount
                                                ----------------
SHORT-TERM INVESTMENTS - 12.2%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated 12/29/06
  at 4.250% to be repurchased at $24,294,467
  on 1/02/07 collateralized by $21,145,000
  U.S. Treasury Bond, 6.250% due 8/15/23 with
  a value of $24,768,809(i)                       $24,283,000      24,283,000
                                                                 ------------

                                                     Shares
                                                ----------------
State Street Securities Lending Quality
  Trust(j)                                         33,584,494      33,584,494
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $57,867,494)                                    57,867,494
                                                                 ------------
TOTAL INVESTMENTS - 107.8%
  (Identified Cost $471,671,678)(a)                               513,334,355
Other assets less liabilities - (7.8)%                            (37,026,505)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $476,307,850
                                                                 ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.
     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++) Amount shown represents units.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
     At December 31, 2006 the unrealized appreciation on investments based on cost of $473,475,236 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                 $43,208,616
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value                                                (3,349,497)
                                                              -----------
     Net unrealized appreciation                              $39,859,119
                                                              -----------

     At December 31, 2006, the Fund had a capital loss carryover of approximately $7,668,632 all of which expires on September 30, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $32,982,461 and $33,584,494, respectively.
(c)  Variable rate security. Rate as of December 31, 2006 is disclosed.
(d)  Non-income producing security due to default or bankruptcy filing.
(e)  Payment-in-Kind security.
(f) Illiquid security. At December 31, 2006, the value of these securities amounted to $2,817,950 or 0.6% of total net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(g) Step Bond: Coupon is at or above market rate for an initial period and then resets at a specified date and rate.
(h)  Non-income producing security.
(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities
(j)  Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $66,029,016 or 13.9% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
Key to Abbreviations: ARS: Argentinean Peso; BRL: Brazilian Real; CAD: Canadian Dollar; GBP: British Pound; IDR: Indonesian Rupiah; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; KRW: South Korean Won; SEK: Swedish Krona; THB: Thai Baht; USD: United States Dollar; ZAR: South African Rand

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)


     Sovereigns                                         13.8%
     Foreign Local Governments                          11.1
     Wirelines                                           7.3
     Banking                                             6.5
     Supranational                                       5.0
     Pipelines                                           3.7
     Electric                                            3.4
     Technology                                          3.4
     Treasuries                                          3.1
     Independent/Energy                                  2.7
     Automotive                                          2.6
     Paper                                               2.6
     Life Insurance                                      2.3
     Entertainment                                       2.2
     Healthcare                                          2.2
     Media Cable                                         2.1
     Supermarkets                                        2.0
     Other, less than 2% each                           19.6

CURRENCY EXPOSURE AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

     United States Dollar                               61.3%
     Canadian Dollar                                    15.4
     New Zealand Dollar                                  4.3
     Brazilian Real                                      3.3
     Mexican Peso                                        3.0
     Singapore Dollar                                    2.7
     Thailand Baht                                       2.1
     Other less than 2% each                             3.5

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Global Bond Fund

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - 94.9% of Total Net Assets

NON-CONVERTIBLE BONDS - 94.9%
Argentina - 0.6%
Republic of Argentina, 2.487%, 9/30/2014      ARS     20,000,000   $  7,152,874
                                                                   ------------
Australia - 0.4%
Telestra Corp., Ltd., 7.250%, 11/15/2012      AUD      6,850,000      5,474,771
                                                                   ------------
Austria - 1.7%
Oesterreichische Kontrollbank AG, 1.800%,
  3/22/2010                                   JPY  2,530,000,000     21,799,329
                                                                   ------------
Belgium - 4.2%
Kingdom of Belgium, 3.750%, 3/28/2009         EUR     25,295,000     33,276,104
Kingdom of Belgium, 5.500%, 9/28/2017                 15,180,000     22,596,859
                                                                   ------------
                                                                     55,872,963
                                                                   ------------
Brazil - 0.1%
JBS SA, 10.500%, 8/04/2016, 144A              USD      1,170,000      1,246,050
                                                                   ------------
Canada - 3.8%
Canadian Government, 4.500%, 6/01/2015        CAD     32,745,000     28,905,679
Kinder Morgan Finance, 5.700%, 1/05/2016               1,410,000      1,293,702
Kinder Morgan Finance, 6.400%, 1/05/2036               1,800,000      1,604,842
Province of Ontario, 6.250%, 12/03/2008       NZD      8,160,000      5,627,958
Province of Quebec, 1.600%, 5/09/2013(c)      JPY  1,223,000,000     10,349,938
Rogers Cable, Inc., 5.500%, 3/15/2014         USD      2,980,000      2,849,446
                                                                   ------------
                                                                     50,631,565
                                                                   ------------
Cayman Island - 0.3%
Embraer Overseas Ltd., 6.375%, 1/24/2017,
  144A                                                   580,000        580,000
LPG International, Inc., 7.250%, 12/20/2015            3,010,000      3,025,050
                                                                   ------------
                                                                      3,605,050
                                                                   ------------
Chile - 0.3%
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                    3,735,000      4,253,459
                                                                   ------------
Colombia - 0.6%
Republic of Colombia, 7.375%, 1/27/2017(c)             1,430,000      1,537,250
Republic of Colombia, 11.750%, 3/01/2010      COP  3,090,000,000      1,490,199
Republic of Colombia, 12.000%, 10/22/2015          9,545,000,000      5,055,417
                                                                   ------------
                                                                      8,082,866
                                                                   ------------
Finland - 0.5%
Republic of Finland, 5.000%, 7/04/2007        EUR      5,225,000      6,934,507
                                                                   ------------
France - 1.1%
France Telecom SA, Series EMTN, 3.625%,
  10/14/2015(c)                                        4,755,000      5,816,702
Thales SA, Series EMTN, 4.375%, 7/22/2011              1,900,000      2,514,574
Veolia Environnement, Series EMTN, 4.000%,
  2/12/2016                                            4,610,000      5,747,574
                                                                   ------------
                                                                     14,078,850
                                                                   ------------
Germany - 10.2%
Bertelsmann AG, Series EMTN, 3.625%,
  10/06/2015                                           4,170,000      5,057,112
Hypothekenbank in Essen AG, 5.250%, 1/22/2008          5,555,000      7,428,646
Kreditanstalt fuer Wiederaufbau, 1.750%,
  3/23/2010                                   JPY    677,000,000      5,824,316
Kreditanstalt fuer Wiederaufbau, 2.050%,
  9/21/2009(c)                                     2,671,000,000     23,102,977
Kreditanstalt fuer Wiederaufbau, 2.500%,
  10/11/2010                                  EUR     15,925,000     19,968,038
Munchener Hypothekenbank eG, 5.000%,
  1/16/2012                                           31,180,000     42,887,394
Republic of Deutschland, Series 05, 4.000%,
  1/04/2037                                           10,740,000     13,974,602
Republic of Germany, 3.000%, 4/11/2008                 2,500,000      3,265,045
Republic of Germany, 3.250%, 4/17/2009                10,335,000     13,453,084
                                                                   ------------
                                                                    134,961,214
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                 Principal Amount    Value (+)
                                                 ----------------   -----------

BONDS AND NOTES- continued
Indonesia - 0.4%
Republic of Indonesia, 6.875%, 3/09/2017,
  144A                                       USD      5,240,000     $ 5,567,500
                                                                    -----------
Ireland - 5.8%
Depfa ACS Bank, 0.750%, 9/22/2008            JPY  5,960,000,000      50,082,080
Republic of Ireland, 4.600%, 4/18/2016       EUR     19,100,000      26,420,153
                                                                    -----------
                                                                     76,502,233
                                                                    -----------
Japan - 4.2%
Japan Government, 0.200%, 9/20/2007          JPY  6,601,000,000      55,303,184
                                                                    -----------
Korea - 0.1%
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A USD      1,610,000       1,614,025
                                                                    -----------
Malaysia - 0.3%
Ranhill Labuan Ltd., 12.500%, 10/26/2011,
  144A(c)                                             3,505,000       3,461,187
                                                                    -----------
Mexico - 2.8%
America Movil SA de CV, Series L, 4.125%,
  3/01/2009                                           3,455,000       3,361,912
America Movil SA de CV, Series L, 8.460%,
  12/18/2036, 144A                           MXN     31,000,000       2,883,709
America Movil SA de CV, Series L, 9.000%,
  1/15/2016                                          45,000,000       4,467,509
Desarrolladora Homex SA, 7.500%,
  9/28/2015(c)                               USD      8,210,000       8,374,200
Mexican Fixed Rate Bonds, Series M-10,
  8.000%, 12/17/2015                         MXN      1,384,500(++)  13,274,693
Mexican Fixed Rate Bonds, Series MI-10,
  9.000%, 12/20/2012                                   499,100 (++)   4,984,532
                                                                    -----------
                                                                     37,346,555
                                                                    -----------
Netherlands - 1.6%
Excelcomindo Finance Co., 7.125%,
  1/18/2013, 144A                            USD        900,000         904,500
Kingdom of Netherlands, 5.500%, 1/15/2028    EUR     12,995,000      20,455,520
                                                                    -----------
                                                                     21,360,020
                                                                    -----------
Norway - 3.8%
Kingdom of Norway, 5.500%, 5/15/2009(c)      NOK    115,805,000      19,037,397
Kingdom of Norway, 6.000%, 5/16/2011                 25,730,000       4,385,993
Norwegian Government, 5.000%, 5/15/2015             161,145,000      26,917,226
                                                                    -----------
                                                                     50,340,616
                                                                    -----------
Poland - 0.8%
Republic of Poland, Series 2BR, 1.020%,
  6/09/2009                                  JPY  1,200,000,000      10,085,637
                                                                    -----------
Singapore - 1.1%
Government of Singapore, 4.625%, 7/01/2010   SGD     18,515,000      12,715,988
SP Powerassets Ltd., 3.730%, 10/22/2010               2,340,000       1,543,762
                                                                    -----------
                                                                     14,259,750
                                                                    -----------
South Africa - 1.7%
Republic of South Africa, 4.500%, 4/05/2016  EUR      8,215,000      10,612,146
Republic of South Africa, 5.250%, 5/16/2013             800,000       1,089,474
Republic of South Africa, 13.000%, 8/31/2010 ZAR     64,540,000      10,582,968
                                                                    -----------
                                                                     22,284,588
                                                                    -----------
Spain - 4.0%
Government of Spain, 3.600%, 1/31/2009       EUR     24,415,000      32,035,649
Instituto de Credito Oficial, Series EMTN,
  0.800%, 9/28/2009                          JPY  1,565,000,000      13,103,563
Telefonica Emisones SAU, 6.421%, 6/20/2016   USD      7,675,000       7,917,668
                                                                    -----------
                                                                     53,056,880
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------

 BONDS AND NOTES - continued
 Supranational - 0.7%
 European Investment Bank, Zero Coupon Bond,
   3/10/2021(b)                                AUD      15,230,000  $ 5,176,972
 Inter-American Development Bank, Series
   EMTN, Zero Coupon Bond, 5/11/2009           BRL      13,000,000    4,457,056
                                                                    -----------
                                                                      9,634,028
                                                                    -----------
 Sweden - 2.3%
 Government of Sweden, Series 1045, 5.250%,
   3/15/2011(c)                                SEK     162,825,000   25,080,371
 Stena AB, 7.000%, 12/01/2016                  USD       2,705,000    2,569,750
 Stena AB, 7.500%, 11/01/2013                            2,855,000    2,819,312
                                                                    -----------
                                                                     30,469,433
                                                                    -----------
 United Kingdom - 5.6%
 Bank of England Euro Note, 3.000%, 1/27/2009  EUR       1,580,000    2,046,260
 BSKYB Finance UK Plc, 5.750%, 10/20/2017      GBP       5,040,000    9,621,754
 JPMorgan Chase London, Zero Coupon Bond,
   10/21/2010, 144A                            IDR  75,579,375,000    6,113,647
 Permanent Finance Plc, 5.100%, 6/10/2009(b)   EUR       3,531,000    4,682,860
 Standard Chartered Bank, 6.750%, 4/27/2009    GBP         800,000    1,601,104
 United Kingdom Treasury, 4.250%, 3/07/2036              2,915,000    5,749,809
 United Kingdom Treasury, 5.000%, 3/07/2012             12,970,000   25,430,825
 United Kingdom Treasury, 5.000%, 3/07/2025              9,100,000   18,923,118
                                                                    -----------
                                                                     74,169,377
                                                                    -----------
 United States - 35.4%
 Albertson's, Inc., 6.625%, 6/01/2028(c)       USD         906,000      822,519
 Albertson's, Inc., 7.450%, 8/01/2029                    3,909,000    3,819,089
 Albertson's, Inc., 7.750%, 6/15/2026                      925,000      922,634
 Albertson's, Inc., 8.000%, 5/01/2031                      905,000      917,995
 Albertson's, Inc., 8.700%, 5/01/2030                      220,000      229,783
 American Standard, Inc., 8.250%, 6/01/2009    GBP         325,000      663,904
 American Stores Co., 8.000%, 6/01/2026        USD         720,000      756,797
 ASIF Global Financing XXVII, 2.380%,
   2/26/2009, 144A                             SGD      16,300,000   10,376,599
 Bank of America Corp., 5.750%, 8/15/2016      USD       4,360,000    4,449,929
 Barclays Financial LLC, 4.060%, 9/16/2010,
   144A                                        KRW   6,820,000,000    7,174,933
 Barclays Financial LLC, 4.160%, 2/22/2010,
   144A                                        THB     183,000,000    4,812,719
 Barclays Financial LLC, 4.460%, 9/23/2010,
   144A                                        KRW   3,250,000,000    3,466,317
 Barclays Financial LLC, 4.670%, 3/23/2009,
   144A(b)                                           4,844,220,000    5,207,641
 Barclays Financial LLC, 5.500%, 11/01/2010,
   144A                                        THB      62,000,000    1,686,330
 Barclays Financial LLC, Series EMTN, 4.100%,
   3/22/2010, 144A                                     183,000,000    4,796,200
 Chesapeake Energy Corp., 6.250%, 1/15/2017    EUR       2,655,000    3,583,590
 Chesapeake Energy Corp., 6.500%, 8/15/2017    USD         590,000      576,725
 Chesapeake Energy Corp., 6.875%, 11/15/2020             1,315,000    1,291,988
 CIT Group, Inc., 5.500%, 12/01/2014           GBP       2,835,000    5,432,037
 Citi Credit Card Issuance Trust, 5.375%,
   4/10/2013                                   EUR       4,163,000    5,733,126
 Citibank NA (New York), 15.000%, 7/02/2010,
   144A                                        BRL       1,260,000      659,600
 Comcast Corp., 6.450%, 3/15/2037              USD       5,610,000    5,613,029
 Corning, Inc., 5.900%, 3/15/2014                        1,675,000    1,701,092
 Corning, Inc., 6.200%, 3/15/2016                        3,180,000    3,237,599

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount   Value (+)
                                                   ---------------- -----------

BONDS AND NOTES - continued
United States - continued
Corning, Inc., 6.750%, 9/15/2013               USD        400,000   $   424,797
Couche-Tard US/Finance, 7.500%, 12/15/2013              3,775,000     3,859,938
DaimlerChrysler NA Holding, 4.875%, 6/15/2010           3,285,000     3,202,228
Exelon Generation Co. LLC, 5.350%, 1/15/2014            2,630,000     2,576,061
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007                                    SGD      4,750,000     3,093,829
Federal Home Loan Mortgage Corp., 4.000%,
  12/01/2019                                   USD        179,189       168,659
Federal Home Loan Mortgage Corp., 4.000%,
  2/01/2020                                               263,476       247,992
Federal Home Loan Mortgage Corp., 4.000%,
  9/01/2020                                             1,135,878     1,068,115
Federal Home Loan Mortgage Corp., 4.500%,
  9/01/2020                                             5,240,240     5,051,189
Federal Home Loan Mortgage Corp., 4.500%,
  4/01/2035                                             5,618,394     5,289,226
Federal Home Loan Mortgage Corp., 5.000%,
  4/01/2020                                             3,955,638     3,886,493
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2035                                            23,771,755    22,944,904
Federal Home Loan Mortgage Corp., 6.000%,
  5/01/2018                                               800,444       812,017
Federal Home Loan Mortgage Corp., 6.000%,
  10/01/2020                                            1,322,050     1,339,207
Federal Home Loan Mortgage Corp., 6.500%,
  8/01/2035                                               976,201       994,464
Federal Home Loan Mortgage Corp., 6.500%,
  10/01/2035                                            1,174,775     1,196,754
Federal National Mortgage Association,
  1.750%, 3/26/2008                            JPY  2,310,000,000    19,664,184
Federal National Mortgage Association,
  2.290%, 2/19/2009                            SGD     16,200,000    10,317,322
Federal National Mortgage Association,
  4.500%, 6/01/2019                            USD      5,313,103     5,131,728
Federal National Mortgage Association,
  4.500%, 9/01/2035                                     2,223,077     2,083,859
Federal National Mortgage Association,
  5.000%, 10/01/2019                                    1,811,425     1,782,737
Federal National Mortgage Association,
  5.000%, 10/01/2019                                      481,562       473,936
Federal National Mortgage Association,
  5.000%, 4/01/2020                                       460,181       452,405
Federal National Mortgage Association,
  5.000%, 6/01/2020                                       854,889       840,444
Federal National Mortgage Association,
  5.000%, 7/01/2035                                     4,724,173     4,562,333
Federal National Mortgage Association,
  5.000%, 9/01/2035                                    11,151,939    10,769,896
Federal National Mortgage Association,
  5.000%, 5/01/2036                                       953,866       921,189
Federal National Mortgage Association,
  5.500%, 11/01/2016                                      602,839       604,570
Federal National Mortgage Association,
  5.500%, 9/01/2020                                       937,134       937,809
Federal National Mortgage Association,
  5.500%, 11/01/2034                                    1,660,410     1,642,610
Federal National Mortgage Association,
  5.500%, 6/01/2035                                     7,874,932     7,784,988
Federal National Mortgage Association,
  5.500%, 9/01/2035                                     4,510,859     4,459,338
Federal National Mortgage Association,
  5.500%, 12/01/2035(d)                                21,680,272    21,432,650
Federal National Mortgage Association,
  6.000%, 6/01/2017                                     1,636,844     1,660,212
Federal National Mortgage Association,
  6.000%, 11/01/2017                                    1,011,308     1,026,168
Federal National Mortgage Association,
  6.000%, 9/01/2021                                     2,950,821     2,992,379
Federal National Mortgage Association,
  6.000%, 11/01/2034                                    3,004,792     3,027,312
Federal National Mortgage Association,
  6.000%, 4/01/2035                                     3,624,940     3,652,108
Federal National Mortgage Association,
  6.000%, 5/01/2035                                     3,696,081     3,721,914
Federal National Mortgage Association,
  6.500%, 3/01/2033                                     2,116,458     2,168,867
Federal National Mortgage Association,
  6.500%, 6/01/2035                                       571,048       581,933

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
United States - continued
Federal National Mortgage Association,
  6.500%, 7/01/2035                            USD        235,202   $   239,685
Federal National Mortgage Association,
  6.500%, 10/01/2035                                    1,852,396     1,889,102
Ford Motor Credit Co., 5.700%, 1/15/2010                8,130,000     7,793,442
General Electric Capital Corp., 0.750%,
  2/05/2009                                    JPY  1,365,000,000    11,419,672
General Electric Capital Corp., Series EMTN,
  0.550%, 10/14/2008                                  560,000,000     4,678,335
General Electric Capital Corp., Series EMTN,
  1.725%, 6/27/2008                            SGD      2,250,000     1,429,750
Georgia-Pacific Corp., 7.125%, 1/15/2017, 144A USD      1,860,000     1,855,350
Georgia-Pacific Corp., 7.250%, 6/01/2028                4,540,000     4,403,800
Goldman Sachs Group, Inc., 3.963%,
  5/23/2016(b)                                 EUR      8,500,000    11,200,970
Government National Mortgage Association,
  5.500%, 11/20/2034                           USD        613,877       609,773
Government National Mortgage Association,
  5.500%, 2/20/2036                                     1,730,114     1,717,472
Government National Mortgage Association,
  6.000%, 10/20/2035                                    1,162,194     1,175,609
Greenwich Capital Commercial Funding Corp.,
  Series 2005-GG5, Class A2, 5.117%, 4/10/2037         11,075,000    11,035,618
Harrah's Operating Co., Inc., 5.750%,
  10/01/2017                                            2,882,000     2,414,557
HCA, Inc., 9.250%, 11/15/2016, 144A                     4,005,000     4,290,356
HSBC Bank USA, 3.310%, 8/25/2010, 144A                 11,760,000    12,546,744
JPMorgan Chase & Co., Zero Coupon Bond,
  5/07/2010, 144A                              BRL      3,895,000     1,233,336
JPMorgan Chase & Co., 5.125%, 9/15/2014        USD     13,115,000    12,896,202
K. Hovnanian Enterprises, Inc., 6.250%,
  1/15/2016                                             3,090,000     2,920,050
K. Hovnanian Enterprises, Inc., 6.375%,
  12/15/2014(c)                                            75,000        72,000
K. Hovnanian Enterprises, Inc., 6.500%,
  1/15/2014                                                85,000        82,450
Kinder Morgan, Inc., Senior Note, 5.150%,
  3/01/2015                                               835,000       749,246
Lucent Technologies, Inc., 6.450%, 3/15/2029            6,540,000     6,033,150
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-1, Class A2, 5.439%,
  2/12/2039                                             5,755,000     5,793,596
Morgan Stanley, 5.375%, 11/14/2013             GBP      2,010,000     3,895,891
News America Holdings, Inc., 8.625%,
  2/07/2014(e)                                 AUD      1,800,000     1,516,384
Owens & Minor, Inc., 6.350%, 4/15/2016         USD      4,490,000     4,508,180
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                              855,000       799,425
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028(c)                                            250,000       228,438
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011(c)                                          1,035,000     1,056,994
Qwest Capital Funding, Inc., 7.750%, 2/15/2031          1,340,000     1,314,886
Qwest Corp., 6.875%, 9/15/2033                          1,815,000     1,733,325
Qwest Corp., 7.250%, 9/15/2025                            150,000       154,125
Qwest Corp., 7.500%, 10/01/2014                           800,000       848,000
Qwest Corp., 7.875%, 9/01/2011                          2,390,000     2,545,350
Time Warner, Inc., 6.625%, 5/15/2029                    7,255,000     7,347,516
Time Warner, Inc., 6.950%, 1/15/2028                    2,055,000     2,156,513

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                               Principal Amount    Value (+)
                                               ---------------- --------------
BONDS AND NOTES - continued
United States - continued
U.S. Treasury Bonds, 2.000%, 1/15/2026(c)  USD     9,472,610    $    8,908,696
U.S. Treasury Bonds, 4.875%, 8/15/2016(c)         11,830,000        11,971,404
U.S. Treasury Notes 4.625%, 10/31/2011(c)         25,930,000        25,835,796
U.S. Treasury Notes, 5.000%, 7/31/2008(d)         36,180,000        36,239,371
                                                                --------------
                                                                   466,321,498
                                                                --------------
Uruguay - 0.4%
Republic of Uruguay, 8.000%, 11/18/2022            4,575,000         5,192,625
                                                                --------------
Venezuela - 0.1%
Cerro Negro Finance Ltd., 7.900%,
  12/01/2020, 144A                                 1,555,000         1,508,350
                                                                --------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $1,235,869,885)                               1,252,570,984
                                                                --------------
TOTAL BONDS AND NOTES
  (Identified Cost $1,235,869,885)                               1,252,570,984
                                                                --------------

                                                    Shares
                                               ----------------
PREFERRED STOCKS - 0.0%
KN Capital Trust III, 7.630%, 4/15/2028(c)
(Identified Cost $78,397)                             85,000            78,980
                                                                --------------

                                               PrincipalAmount
                                               ----------------
SHORT-TERM INVESTMENTS - 10.0%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated
  12/29/06 at 4.250% to be repurchased at
  $27,298,885 on 1/02/07 collateralized
  by $23,260,000 U.S. Treasury Bond,
  6.250% due 8/15/23 with a value of
  $27,246,276 and $435,000 U.S Treasury
  Bond, 7.625% due 2/15/25 with a value
  of $587,250(f)                                  27,286,000        27,286,000
                                                                --------------

                                                    Shares
                                               ----------------
State Street Securities Lending Quality
  Trust(g)                                       104,017,229       104,017,229
                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $131,303,229)                                   131,303,229
                                                                --------------
TOTAL INVESTMENTS - 104.9%
  (Identified Cost $1,367,251,511)(a)                            1,383,953,193
Other assets less liabilities - (4.9)%                             (64,425,579)
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $1,319,527,614
                                                                --------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.
     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++) Amount shown represents units.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes): At December 31, 2006, the unrealized appreciation on investments based on cost of $1,373,204,418 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                 $ 31,912,867
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value                                                (21,164,092)
                                                              ------------
     Net unrealized appreciation                              $ 10,748,775
                                                              ------------

     At September 30, 2006, the Fund had a capital loss carryover of approximately $1,046,616 all of which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)  Variable rate security. Rate as of December 31, 2006 is disclosed.
(c) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $101,053,919 and $104,017,229, respectively.
(d) All or a portion of this security pledged as collateral for open Future Contract.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(e) Illiquid Security. At December 31, 2006, the value of this security amounted to $1,516,384 or 0.11% of total net assets.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)  Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $81,985,093 or 6.2% of total net assets.

     Key to Abbreviations: ARS: Argentinean Peso Peso; AUD: Australian Dollar;
     BRL: Brazilian Real; CAD: Canadian Dollar; COP: Colombian Peso; EUR: Euro;
     GBP: British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB: Thailand Baht;
     USD: United States Dollar; ZAR: South African Rand

At December 31, 2006, open futures contracts sold were as follows:

                                         Aggregated
                    Expiration              Face                  Unrealized
Futures                Date    Contracts Value ($)  Value ($)  Appreciation ($)
-------             ---------- --------- ---------- ---------- ----------------
U.S. Treasury Bond  3/21/2007     100    11,377,942 11,143,750     234,192

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns                            41.7%
Government Agencies                   14.3
Treasuries                             6.3
Banking                                5.6
Financial Other                        3.8
Mortgage Related                       2.1
Brokerage                              2.1
Other, less than 2% each              19.0

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles High Income Opportunities Fund

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
BONDS AND NOTES - 88.4% of Total Net Assets

NON-CONVERTIBLE BONDS - 83.0%
Aerospace & Defense - 1.5%
Bombardier, Inc., 7.450%, 5/01/2034, 144A              $  985,000    $  901,275
                                                                     ----------
Airlines - 1.5%
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011                                               138,557       139,596
Continental Airlines, Inc., Series 1997-4B,
  6.900%, 1/02/2017                                       110,912       109,925
Continental Airlines, Inc., Series 1998-1, Class
  B, 6.748%, 3/15/2017                                    350,099       346,598
Continental Airlines, Inc., Series 2000-2, Class
  B, 8.307%, 4/02/2018                                     15,974        16,534
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 12/15/2015                                       82,095        83,327
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A              220,000       195,807
                                                                     ----------
                                                                        891,787
                                                                     ----------
Automotive - 7.4%
Cummins, Inc., 7.125%, 3/01/2028                          150,000       155,923
Ford Motor Co., 6.625%, 10/01/2028                        295,000       213,875
Ford Motor Co., 7.125%, 11/15/2025                         35,000        25,987
Ford Motor Co., 7.450%, 7/16/2031(b)                      360,000       282,600
Ford Motor Credit Co., 5.700%, 1/15/2010                1,215,000     1,164,703
Ford Motor Credit Co., 7.000%, 10/01/2013(b)              200,000       190,996
Ford Motor Credit Co., 7.250%, 10/25/2011                 370,000       362,331
GMAC LLC, 6.750%, 12/01/2014(b)                           455,000       467,346
GMAC LLC, 6.875%, 9/15/2011                               150,000       153,855
GMAC LLC, 8.000%, 11/01/2031                            1,050,000     1,205,471
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028             320,000       272,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014               10,000        10,200
                                                                     ----------
                                                                      4,505,287
                                                                     ----------
Building Materials - 1.1%
Owens Corning, Inc., 6.500%, 12/01/2016, 144A              85,000        86,346
Owens Corning, Inc., 7.000%, 12/01/2036, 144A             130,000       131,274
Texas Industries, Inc., 7.250%, 7/15/2013                  70,000        71,050
USG Corp., 6.300%, 11/15/2016, 144A                       365,000       361,803
                                                                     ----------
                                                                        650,473
                                                                     ----------
Chemicals - 4.6%
Borden, Inc., 7.875%, 2/15/2023                           325,000       260,000
Borden, Inc., 8.375%, 4/15/2016                           175,000       152,250
Borden, Inc., 9.200%, 3/15/2021                           170,000       150,450
Chemtura Corp., 6.875%, 6/01/2016                         235,000       226,187
Georgia Gulf Corp., 10.750%, 10/15/2016, 144A(b)          165,000       158,400
Hercules, Inc., 6.500%, 6/30/2029                         675,000       577,125
LPG International, Inc., 7.250%, 12/20/2015               100,000       100,500
Lyondell Chemical Co., 8.000%, 9/15/2014                  285,000       295,687
Methanex Corp., 6.000%, 8/15/2015                         150,000       142,281
Mosaic Co., (The), 7.375%, 12/01/2014, 144A               110,000       112,888
Mosaic Co., (The), 7.625%, 12/01/2016, 144A               115,000       119,169
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028           185,000       170,200
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018            55,000        52,250
Nalco Finance Holdings, Inc., (step to 9.000% on
  2/1/2009), Zero Coupon Bond, 2/01/2014(c)                43,000        34,830
Polyone Corp., 8.875%, 5/01/2012(b)                        80,000        79,800

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
BONDS AND NOTES - continued
Chemicals - continued
PQ Corp., 7.500%, 2/15/2013                             $160,000     $  157,600
                                                                     ----------
                                                                      2,789,617
                                                                     ----------
Construction Machinery - 0.9%
Case Corp., 7.250%, 1/15/2016                            325,000        329,062
Case Credit Corp., 6.750%, 10/21/2007                    100,000        100,500
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013       35,000         34,125
United Rentals North America, Inc., 7.000%,
  2/15/2014(b)                                            75,000         73,594
                                                                     ----------
                                                                        537,281
                                                                     ----------
Consumer Products - 0.4%
Church & Dwight Co., Inc., 6.000%, 12/15/2012            195,000        190,613
Jostens IH Corp., 7.625%, 10/01/2012                      25,000         25,313
                                                                     ----------
                                                                        215,926
                                                                     ----------
Electric - 4.7%
AES Corp., 7.750%, 3/01/2014                             160,000        168,800
Allegheny Energy Supply Co., LLC, 7.800%, 3/15/2011       40,000         42,900
Allegheny Generating Co., 6.875%, 9/01/2023              100,000         97,500
Dynegy Holdings, Inc., 7.125%, 5/15/2018                 195,000        190,125
Dynegy Holdings, Inc., 7.625%, 10/15/2026                 25,000         24,250
Dynegy Holdings, Inc., 8.375%, 5/01/2016                 280,000        294,000
Edison Mission Energy, 7.730%, 6/15/2009                 210,000        217,350
Edison Mission Energy, 7.750%, 6/15/2016                 515,000        545,900
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027(b)                    45,000         51,246
Enersis SA, 7.375%, 1/15/2014                             50,000         53,811
Enersis SA, 7.400%, 12/01/2016                           175,000        192,288
NGC Corporation Capital Trust I, Series B, 8.316%,
  6/01/2027                                              360,000        340,200
NRG Energy, Inc., 7.250%, 2/01/2014                       45,000         45,338
NRG Energy, Inc., 7.375%, 2/01/2016                      220,000        221,100
NRG Energy, Inc., 7.375%, 1/15/2017                      225,000        225,562
TECO Energy, Inc., 7.200%, 5/01/2011                     125,000        132,500
                                                                     ----------
                                                                      2,842,870
                                                                     ----------
Financial Other - 0.2%
Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A         95,000         94,763
                                                                     ----------
Food & Beverage - 1.8%
Constellation Brands, Inc., Class A, 7.250%,
  9/01/2016                                              290,000        297,975
Dole Food Co., Inc., 8.625%, 5/01/2009                   100,000         99,375
JBS SA, 10.500%, 8/04/2016, 144A                         110,000        117,150
Sara Lee Corp., 6.125%, 11/01/2032                       165,000        149,296
Smithfield Foods, Inc., 7.000%, 8/01/2011                425,000        429,250
                                                                     ----------
                                                                      1,093,046
                                                                     ----------
Gaming - 0.1%
Harrah's Operating Co., Inc., 5.750%, 10/01/2017          50,000         41,890
                                                                     ----------
Healthcare - 3.3%
Accellent, Inc., 10.500%, 12/01/2013                     125,000        129,687
DaVita, Inc., 7.250%, 3/15/2015                          155,000        158,100
HCA, Inc., 6.500%, 2/15/2016(b)                           30,000         25,275
HCA, Inc., 7.050%, 12/01/2027                            430,000        323,633
HCA, Inc., 7.500%, 12/15/2023                             30,000         24,412

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
 BONDS AND NOTES - continued
 Healthcare - continued
 HCA, Inc., 7.500%, 11/06/2033                          $585,000     $  476,775
 HCA, Inc., Series MTN, 7.580%, 9/15/2025                190,000        154,598
 HCA, Inc., 7.690%, 6/15/2025                            145,000        120,017
 HCA, Inc., Series MTN, 7.750%, 7/15/2036                 15,000         12,030
 HCA, Inc., 8.360%, 4/15/2024                             40,000         35,193
 IASIS Healthcare, 8.750%, 6/15/2014                     320,000        324,000
 National Mentor Holdings, Inc., 11.250%,
   7/01/2014, 144A                                       175,000        185,937
                                                                     ----------
                                                                      1,969,657
                                                                     ----------
 Home Construction - 4.3%
 Beazer Homes USA, Inc., 6.875%, 7/15/2015                75,000         73,500
 Centex Corp., 5.250%, 6/15/2015                          75,000         70,837
 D.R. Horton, Inc., 5.625%, 1/15/2016(b)                 300,000        285,415
 Desarrolladora Homex SA, 7.500%, 9/28/2015              595,000        606,900
 K. Hovnanian Enterprises, Inc., 6.250%,
   1/15/2016(b)                                          445,000        420,525
 K. Hovnanian Enterprises, Inc., 6.375%,
   12/15/2014(b)                                         105,000        100,800
 K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014       130,000        126,100
 KB Home, 5.875%, 1/15/2015(b)                            40,000         36,677
 KB Home, 7.250%, 6/15/2018                              280,000        273,453
 Lennar Corp., Series B, Class A, 5.600%, 5/31/2015      150,000        143,427
 Pulte Homes, Inc., 6.000%, 2/15/2035                    475,000        434,494
 Toll Brothers Finance Corp., 5.150%, 5/15/2015           40,000         36,651
                                                                     ----------
                                                                      2,608,779
                                                                     ----------
 Independent/Energy - 1.9%
 Chesapeake Energy Corp., 6.500%, 8/15/2017              540,000        527,850
 Chesapeake Energy Corp., 6.875%, 1/15/2016              100,000        100,875
 Chesapeake Energy Corp., 6.875%, 11/15/2020             320,000        314,400
 Hilcorp Energy I /Hilcorp., 9.000%, 6/01/2016 144A      185,000        195,637
 Swift Energy Co., 7.625%, 7/15/2011                      20,000         20,350
                                                                     ----------
                                                                      1,159,112
                                                                     ----------
 Industrial Other - 0.8%
 Chart Industries, Inc., 9.125%, 10/15/2015, 144A        305,000        321,775
 Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A          155,000        153,063
                                                                     ----------
                                                                        474,838
                                                                     ----------
 Integrated/Energy - 0.1%
 Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A       90,000         87,300
                                                                     ----------
 Lodging - 0.9%
 Host Marriott LP, Series M, 7.000%, 8/15/2012           175,000        177,625
 Host Marriott LP, Series O, 6.375%, 3/15/2015            50,000         49,313
 Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016(b)      315,000        320,617
                                                                     ----------
                                                                        547,555
                                                                     ----------
 Media Cable - 3.1%
 Charter Communications Operating LLC/CAP, 8.000%,
   4/30/2012, 144A                                       170,000        176,587
 Comcast Corp., 5.650%, 6/15/2035                         80,000         72,619
 CSC Holdings, Inc., 6.750%, 4/15/2012, 144A             215,000        209,625
 CSC Holdings, Inc., 7.625%, 7/15/2018                   375,000        365,156
 CSC Holdings, Inc., 7.875%, 2/15/2018                   310,000        309,225
 NTL Cable Plc, 8.750%, 4/15/2014                         30,000         31,388

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount Value (+)
                                                   ---------------- ----------
BONDS AND NOTES - continued
Media Cable - continued
NTL Cable Plc, 9.125%, 8/15/2016                       $175,000     $  184,844
Rogers Cable, Inc., 5.500%, 3/15/2014                   525,000        502,000
                                                                    ----------
                                                                     1,851,444
                                                                    ----------
Media Non-Cable - 2.9%
Dex Media, Inc., 8.000%, 11/15/2013                      30,000         30,900
EchoStar DBS Corp., 7.125%, 2/01/2016                   275,000        275,000
Idearc, Inc., 8.000%, 11/15/2016, 144A                  455,000        461,825
Intelsat Corp., 6.875%, 1/15/2028                       235,000        215,025
R.H. Donnelley Corp., Series A-1, 6.875%,
  1/15/2013                                             480,000        460,200
R.H. Donnelley Corp., Series A-2, 6.875%,
  1/15/2013                                             325,000        311,594
                                                                    ----------
                                                                     1,754,544
                                                                    ----------
Metals & Mining - 0.4%
International Steel Group, Inc., 6.500%, 4/15/2014       75,000         77,062
Novelis, Inc., 8.250%, 2/15/2015, 144A                   70,000         67,725
Peabody Energy Corp., 7.375%, 11/01/2016                110,000        117,150
                                                                    ----------
                                                                       261,937
                                                                    ----------
Oil Field Services - 1.6%
Basic Energy Services, Inc., 7.125%, 4/15/2016          250,000        246,250
Grant Prideco, Inc., 6.125%, 8/15/2015                  230,000        224,250
North America Energy Partners, Inc., 8.750%,
  12/01/2011                                            395,000        396,975
Pecom Energia SA, 8.125%, 7/15/2010, 144A                40,000         42,000
Pride International, Inc., 7.375%, 7/15/2014             85,000         87,763
                                                                    ----------
                                                                       997,238
                                                                    ----------
Packaging - 2.2%
Owens-Illinois, Inc., 7.500%, 5/15/2010                 500,000        501,875
Owens-Illinois, Inc., 7.800%, 5/15/2018                 825,000        821,906
                                                                    ----------
                                                                     1,323,781
                                                                    ----------
Paper - 3.1%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013(b)         75,000         60,000
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028           220,000        168,850
Boise Cascade LLC, 8.249%, 10/15/2012(d)                 20,000         20,050
Bowater, Inc., 6.500%, 6/15/2013(b)                     435,000        396,937
Domtar, Inc., 5.375%, 12/01/2013                        250,000        226,250
Georgia-Pacific Corp., 7.375%, 12/01/2025               325,000        316,875
Georgia-Pacific Corp., 7.750%, 11/15/2029               340,000        339,150
Georgia-Pacific Corp., 8.000%, 1/15/2024                 80,000         81,200
Georgia-Pacific Corp., 8.875%, 5/15/2031                110,000        116,325
Georgia-Pacific Corp., (Timber Group), 7.250%,
  6/01/2028                                             155,000        150,350
                                                                    ----------
                                                                     1,875,987
                                                                    ----------
Pharmaceuticals - 1.5%
Elan Financial Plc, 7.750%, 11/15/2011                  300,000        292,875
Elan Financial Plc, 8.875%, 12/01/2013, 144A            595,000        595,000
                                                                    ----------
                                                                       887,875
                                                                    ----------
Pipelines - 3.8%
El Paso Corp., 6.375%, 2/01/2009                        240,000        242,400

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
BONDS AND NOTES - continued
Pipelines - continued
El Paso Corp., 6.950%, 6/01/2028                       $  250,000    $  248,750
Kinder Morgan Energy Partners, 5.800%, 3/15/2035           60,000        54,524
Kinder Morgan Finance, 5.700%, 1/05/2016                  130,000       119,277
Kinder Morgan Finance, 6.400%, 1/05/2036(b)               350,000       312,053
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015       225,000       201,893
Kinder Morgan, Inc., 6.670%, 11/01/2027                   100,000        90,194
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028            150,000       158,382
Williams Cos., Inc., 7.500%, 1/15/2031                    235,000       243,812
Williams Cos., Inc., 7.750%, 6/15/2031                     85,000        89,250
Williams Partners LP, 7.250%, 2/01/2017, 144A             530,000       540,600
                                                                     ----------
                                                                      2,301,135
                                                                     ----------
Real Estate Investment Trusts - 0.5%
Rouse Co. LP/TRC Co-Issuer, 6.750%, 5/01/2013, 144A       325,000       326,382
                                                                     ----------
Restaurants - 0.2%
Denny's Corp. Holdings, Inc., 10.000%, 10/01/2012         120,000       126,600
                                                                     ----------
Retailers - 2.3%
Couche-Tard US/Finance, 7.500%, 12/15/2013                 40,000        40,900
Dillard's, Inc., 6.625%, 1/15/2018(b)                     155,000       148,800
Dillard's, Inc., 7.000%, 12/01/2028                       480,000       458,400
Dillard's, Inc., 7.130%, 8/01/2018                        175,000       173,687
Dillard's, Inc., 7.875%, 1/01/2023                         75,000        76,125
Foot Locker, Inc., 8.500%, 1/15/2022                      280,000       275,100
GSC Holdings Corp., 8.000%, 10/01/2012(b)                 215,000       224,675
                                                                     ----------
                                                                      1,397,687
                                                                     ----------
Sovereigns - 0.5%
Republic of Brazil, 8.250%, 1/20/2034(b)                  235,000       284,937
                                                                     ----------
Supermarkets - 2.2%
Albertson's, Inc., 6.625%, 6/01/2028                       55,000        49,932
Albertson's, Inc., 7.450%, 8/01/2029                    1,025,000     1,001,424
Albertson's, Inc., 7.750%, 6/15/2026                      220,000       219,437
Albertson's, Inc., 8.000%, 5/01/2031(b)                    30,000        30,431
American Stores Co., 8.000%, 6/01/2026                     70,000        73,578
                                                                     ----------
                                                                      1,374,802
                                                                     ----------
Technology - 8.3%
Activant Solutions, Inc., 9.500%, 5/01/2016, 144A          90,000        83,700
Amkor Technology, Inc., 7.750%, 5/15/2013                  40,000        36,800
Amkor Technology, Inc., 10.500%, 5/01/2009                 15,000        15,075
Flextronics International Ltd., 6.250%, 11/15/2014        380,000       366,700
Freescale Semiconductor, Inc., 10.125%,
  12/15/2016, 144A                                        255,000       255,319
Hynix Semiconductor, Inc., 9.875%, 7/01/2012, 144A         50,000        55,625
Lucent Technologies, Inc., 6.450%, 3/15/2029            1,360,000     1,254,600
Lucent Technologies, Inc., 6.500%, 1/15/2028              115,000       106,088
Nortel Networks Corp., 6.875%, 9/01/2023                  125,000       105,000
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A            370,000       399,600
Northern Telecom Capital Corp., 7.875%, 6/15/2026         660,000       590,700
SunGard Data Systems, Inc., 10.250%, 8/15/2015            185,000       197,487

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Technology - continued
Unisys Corp, 6.875%, 3/15/2010(b)                     $  435,000    $   427,387
Unisys Corp, 8.000%, 10/15/2012                           25,000         24,719
Xerox Corp., 6.400%, 3/15/2016                         1,080,000      1,102,950
                                                                    -----------
                                                                      5,021,750
                                                                    -----------
Transportation Services - 1.6%
APL Ltd., 8.000%, 1/15/2024(e)                           100,000         94,060
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)           34,292         37,722
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)          347,188        302,054
Overseas Shipholding Group, 7.500%, 2/15/2024            155,000        157,519
Stena AB, 7.000%, 12/01/2016                             370,000        351,500
Stena AB, 7.500%, 11/01/2013                              45,000         44,437
                                                                    -----------
                                                                        987,292
                                                                    -----------
Treasuries - 6.2%
U.S. Treasury Note, 4.625%, 11/30/2008(b)              3,765,000      3,751,322
                                                                    -----------
Wireless - 1.7%
Philippine Long Distance Telephone Co., 8.350%,
  3/06/2017                                              150,000        170,250
Rogers Wireless, Inc., 6.375%, 3/01/2014                 400,000        405,000
Rogers Wireless, Inc., 7.250%, 12/15/2012                 50,000         53,000
True Move Co. Ltd., 10.750%, 12/16/2013, 144A(b)         430,000        420,325
                                                                    -----------
                                                                      1,048,575
                                                                    -----------
Wirelines - 5.4%
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028        185,000        166,500
Cincinnati Bell, Inc., 8.375%, 1/15/2014(b)              150,000        154,125
Citizens Communications Co., 7.000%, 11/01/2025(b)        15,000         13,575
Citizens Communications Co., 7.875%, 1/15/2027,
  144A                                                   315,000        318,150
Citizens Communications Co., 9.000%, 8/15/2031            20,000         21,700
Embarq Corp., 7.995%, 6/01/2036                          350,000        364,219
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A             785,000        786,963
L-3 Communications Corp., Series B, 6.375%,
  10/15/2015                                              25,000         24,750
Level 3 Communications, Inc., 11.500%, 3/01/2010         135,000        143,100
Qwest Capital Funding, Inc., 6.500%, 11/15/2018          410,000        383,350
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)        360,000        328,950
Qwest Capital Funding, Inc., 7.625%, 8/03/2021           200,000        197,000
Qwest Capital Funding, Inc., 7.750%, 2/15/2031           225,000        220,783
Qwest Corp., 6.875%, 9/15/2033                           150,000        143,250
Qwest Corp., 7.250%, 9/15/2025                            10,000         10,275
                                                                    -----------
                                                                      3,276,690
                                                                    -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $48,996,431)                                      50,261,434
                                                                    -----------
CONVERTIBLE BONDS - 5.4%
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                       50,000         42,688
                                                                    -----------
Industrial Other - 0.2%
Incyte Corp., 3.500%, 2/15/2011                          180,000        144,675
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Media Non-Cable - 0.3%
Sinclair Broadcast Group, Inc., (step to 2.000%
  on 1/15/2011), 4.875%, 7/15/2018(c)                  $190,000     $   173,612
                                                                    -----------
Pharmaceuticals - 1.7%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008          165,000         158,400
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024            45,000          35,888
Human Genome Sciences, Inc., 2.250%, 8/15/2012          225,000         218,812
Nektar Therapeutics, 3.250%, 9/28/2012                  195,000         194,756
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                            160,000         167,600
Valeant Pharmaceuticals International, 3.000%,
  8/16/2010                                              85,000          81,600
Valeant Pharmaceuticals International, 4.000%,
  11/15/2013                                            160,000         152,400
                                                                    -----------
                                                                      1,009,456
                                                                    -----------
Technology - 1.3%
Ciena Corp., 3.750%, 2/01/2008                           55,000          53,212
JDS Uniphase Corp., Zero Coupon Bond, 11/15/2010        160,000         145,000
Kulicke & Soffa Industries, Inc., 0.500%,
  11/30/2008                                             50,000          44,188
Kulicke & Soffa Industries, Inc., 1.000%,
  6/30/2010                                              45,000          41,288
Maxtor Corp., 5.750%, 3/01/2012(e)                      147,000         139,650
Nortel Networks Corp., 4.250%, 9/01/2008                365,000         353,137
                                                                    -----------
                                                                        776,475
                                                                    -----------
Wirelines - 1.8%
Level 3 Communications, Inc., 2.875%, 7/15/2010         265,000         277,919
Level 3 Communications, Inc., 6.000%, 9/15/2009(b)      105,000          98,175
Level 3 Communications, Inc., 6.000%, 3/15/2010         810,000         747,225
                                                                    -----------
                                                                      1,123,319
                                                                    -----------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $3,124,432)                                        3,270,225
                                                                    -----------
TOTAL BONDS AND NOTES
  (Identified Cost $52,120,863)                                      53,531,659
                                                                    -----------

                                                        Shares
                                                   ----------------
PREFERRED STOCKS - 1.2%
CONVERTIBLE PREFERRED STOCKS - 1.2%
Consumer Products - 0.1%
Newell Financial Trust I, 5.250%                          1,675          79,772
                                                                    -----------
Electric - 0.5%
AES Trust III, 6.750%                                     6,475         318,894
                                                                    -----------
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc., 7.250%(b)                                1,975          44,042
                                                                    -----------
Pipelines - 0.5%
El Paso Energy Capital Trust I, 4.750%                    6,950         269,660
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $671,143)                                            712,368
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                       Shares       Value (+)
                                                  ---------------- -----------
 NON-CONVERTIBLE PREFERRED STOCKS - 0.0%
 Pipelines - 0.0%
 KN Capital Trust III, 7.630% (b)
   (Identified Cost $4,612)                               5,000    $     4,646
                                                                   -----------
 TOTAL PREFERRED STOCKS
   (Identified Cost $675,755)                                          717,014
                                                                   -----------

                                                  Principal Amount
                                                  ----------------
 SHORT-TERM INVESTMENTS - 19.9%
 Tri-Party Repurchase Agreement with Fixed
   Income Clearing Corporation, dated 12/29/06
   at 4.250% to be repurchased at $4,110,940 on
   1/02/07 collateralized by $3,580,000 U.S.
   Treasury Bond, 6.250% due 2/15/2023 with a
   value of $4,193,537(g)                            $4,109,000      4,109,000
                                                                   -----------

                                                       Shares
                                                  ----------------
 State Street Securities Lending Quality Trust(h)     7,964,710      7,964,710
                                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $12,073,710)                                    12,073,710
                                                                   -----------
 TOTAL INVESTMENTS - 109.5%
   (Identified Cost $64,870,328)(a)                                 66,322,383
 Other assets less liabilities - (9.5)%                             (5,754,013)
                                                                   -----------
 TOTAL NET ASSETS - 100.0%                                         $60,568,370
                                                                   -----------
--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
     At December 31, 2006, the unrealized appreciation on investments based on cost of $64,877,949 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost                                                 $1,899,984
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                 (455,550)
                                                                ----------
     Net unrealized appreciation                                $1,444,434
                                                                ----------

(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $7,799,180 and $7,964,710, respectively.
(c) Step Bond: Coupon is at a fixed rate for an initial period and then resets at a specific date and rate.
(d)  Variable rate security. Rate as of December 31, 2006 is disclosed.
(e) Illiquid security. At December 31, 2006, the value of these securities amounted to $233,710 or 0.4% of net assets.
(f)  Non-income producing security.
(g) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(h)  Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $7,962,013 or 13.1% of total net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

    HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

    Technology                      9.6%
    Automotive                      7.4
    Wirelines                       7.2
    Treasuries                      6.2
    Electric                        5.2
    Chemicals                       4.6
    Home Construction               4.3
    Pipelines                       4.3
    Healthcare                      3.4
    Media Non-Cable                 3.2
    Pharmaceuticals                 3.2
    Paper                           3.1
    Media Cable                     3.1
    Retailers                       2.3
    Supermarkets                    2.2
    Packaging                       2.2
    Other, less than 2% each       18.1

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund


                                                     Principal Amount Value (+)
                                                     ---------------- ---------
BONDS AND NOTES - 97.2% of Total Net Assets
ABS Home Equity - 0.4%
Residential Capital Corp., 6.875%, 6/30/2015     USD           40,000  $ 41,467
                                                                       --------

Airlines - 0.2%
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A                   20,000    17,801
                                                                       --------

Automotive - 0.9%
Ford Motor Co., 7.450%, 7/16/2031                              35,000    27,475
Ford Motor Credit Co., 7.250%, 10/25/2011                      50,000    48,963
Toyota Motor Credit Corp., 0.750%, 6/09/2008     JPY        2,000,000    16,802
                                                                       --------
                                                                         93,240
                                                                       --------
Food & Beverage - 0.7%
Dean Foods Co., 6.900%, 10/15/2017               USD           75,000    74,625
                                                                       --------

Gaming - 0.1%
Mandalay Resort Group, 6.375%, 12/15/2011                      10,000     9,950
                                                                       --------

Healthcare - 0.6%
HCA, Inc., 7.750%, 7/15/2036                                   75,000    60,149
                                                                       --------

Independent/Energy - 1.2%
Anadarko Petroleum Corp., 6.450%, 9/15/2036                    45,000    45,472
Chesapeake Energy Corp., 6.500%, 8/15/2017                     80,000    78,200
                                                                       --------
                                                                        123,672
                                                                       --------
Lodging - 0.3%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027               35,000    34,292
                                                                       --------

Non-Captive Finance - 1.3%
General Electric Capital Corp., Series EMTN,
  0.550%, 10/14/2008,                            JPY       13,000,000   108,604
General Electric Capital Corp., Series EMTN,
  1.000%, 3/21/2012,                                        3,000,000    24,554
                                                                       --------
                                                                        133,158
                                                                       --------
Oil Field Services - 0.2%
Weatherford International Ltd., 6.500%,
  8/01/2036                                      USD           25,000    25,097
                                                                       --------

Paper - 0.7%
Georgia-Pacific Corp., 7.700%, 6/15/2015                       70,000    71,313
                                                                       --------

Pipelines - 1.6%
Colorado Interstate Gas Co., 5.950%, 3/15/2015                 10,000     9,867
El Paso Corp., 6.950%, 6/01/2028                               10,000     9,950
El Paso Corp., 7.420%, 2/15/2037                               25,000    26,062
Kinder Morgan Energy Partners, 5.800%, 3/15/2035                5,000     4,544
Kinder Morgan Finance, 5.700%, 1/05/2016                       20,000    18,350
Kinder Morgan Finance, 6.400%, 1/05/2036                       45,000    40,121
Kinder Morgan, Inc., 6.670%, 11/01/2027                         5,000     4,510
Kinder Morgan, Inc., Senior Note, 5.150%,
  3/01/2015                                                    15,000    13,460
Southern Natural Gas Co., 7.350%, 2/15/2031                    30,000    33,022
                                                                       --------
                                                                        159,886
                                                                       --------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- ----------
BONDS AND NOTES - continued

Sovereigns - 1.6%
Government of Sweden, 4.000%, 12/01/2009       SEK          175,000 $   25,706
Kingdom of Norway, 5.500%, 5/15/2009           NOK          195,000     32,056
Kingdom of Norway, 6.000%, 5/16/2011                         85,000     14,489
Kreditanstalt Fuer Wiederaufbau, 1.750%,
  3/23/2010                                    JPY        5,000,000     43,016
Oesterreichische Kontrollbank AG, 1.800%,
  3/22/2010                                               1,000,000      8,616
Republic of Argentina, 2.487%, 9/30/2014       ARS           25,000      8,941
Republic of Austria, 3.750%, 2/03/2009         JPY        1,000,000      8,914
Republic of Germany, 3.250%, 4/17/2009         EUR           20,000     26,034
                                                                    ----------
                                                                       167,772
                                                                    ----------
Supermarkets - 1.0%
Albertson's, Inc., 6.625%, 6/01/2028           USD            5,000      4,539
Albertson's, Inc., 7.450%, 8/01/2029                         40,000     39,080
Albertson's, Inc., 7.750%, 6/15/2026                         20,000     19,949
Albertson's, Inc., 8.000%, 5/01/2031                         25,000     25,359
Albertson's, Inc., 8.700%, 5/01/2030                          5,000      5,222
American Stores Co., 8.000%, 6/01/2026                       10,000     10,511
                                                                    ----------
                                                                       104,660
                                                                    ----------
Technology - 0.7%
Sungard Data Systems, Inc., 9.125%, 8/15/2013                10,000     10,500
Xerox Corp., 6.400%, 3/15/2016                               62,000     63,318
                                                                    ----------
                                                                        73,818
                                                                    ----------
Treasuries - 83.1%
U.S. Treasury Bonds, 2.000%, 1/15/2026(b)                   289,822    272,569
U.S. Treasury Bonds, 2.375%, 1/15/2025(b)                   669,225    666,271
U.S. Treasury Bonds, 2.500%, 7/15/2016(b)                    54,968     55,385
U.S. Treasury Bonds, 3.375%, 4/15/2032(b)                 1,415,690  1,710,109
U.S. Treasury Notes, 0.875%, 4/15/2010(b)                   825,685    782,788
U.S. Treasury Notes, 1.625%, 1/15/2015(b)                   560,226    527,313
U.S. Treasury Notes, 1.875%, 7/15/2013(b)                   560,459    541,456
U.S. Treasury Notes, 1.875%, 7/15/2015(b)                   575,901    551,898
U.S. Treasury Notes, 2.000%, 1/15/2014(b)                   682,712    663,191
U.S. Treasury Notes, 2.000%, 7/15/2014(b)                   621,041    602,773
U.S. Treasury Notes, 2.000%, 1/15/2016                      299,991    289,656
U.S. Treasury Notes, 3.000%, 7/15/2012(b)                   594,957    612,271
U.S. Treasury Notes, 3.375%, 1/15/2012(b)                   176,187    183,943
U.S. Treasury Notes, 3.500%, 1/15/2011(b)                   324,708    338,026
U.S. Treasury Notes, 3.875%, 1/15/2009(b)                   307,675    316,136
U.S. Treasury Notes, 4.250%, 1/15/2010                      347,899    366,163
U.S. Treasury STRIPS, Principal Only, Zero
  Coupon Bond, 2/15/2019(b)                                 125,000     69,593
                                                                    ----------
                                                                     8,549,541
                                                                    ----------
Wireless - 0.8%
Rogers Wireless, Inc., 6.375%, 3/01/2014                     80,000     81,000
                                                                    ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount    Value (+)
                                                  ---------------- -----------
BONDS AND NOTES - continued

Wirelines - 1.8%
AT&T Corp., 8.000%, 11/15/2031                USD          105,000 $   130,271
Qwest Corp., 7.250%, 9/15/2025                              25,000      25,687
Qwest Corp., 7.500%, 6/15/2023                              25,000      25,188
                                                                   -----------
                                                                       181,146
                                                                   -----------
TOTAL BONDS AND NOTES
  (Identified Cost $10,350,109)                                     10,002,587
                                                                   -----------

SHORT-TERM INVESTMENTS - 28.5%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated
  12/29/06 at 4.250% to be repurchased at
  $233,110 on 1/02/07 collateralized by
  $205,000 U.S. Treasury Bond, 6.250% due
  8/15/23 with a value of $240,133(d)                      233,000     233,000
                                                                   -----------
                                                       Shares
                                                  ----------------

State Street Securities Lending Quality
  Trust(e)                                               2,703,376   2,703,376
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $2,936,376)                                       2,936,376
                                                                   -----------
TOTAL INVESTMENTS - 125.7%
  (Identified Cost $13,286,485)(a)                                  12,938,963
  Other assets less liabilities - (25.7)%                           (2,643,994)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $10,294,969
                                                                   -----------
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
       Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market.
       However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.
       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2006 the unrealized depreciation on investments based on cost of $13,374,704 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                         $ 126,298
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value                                             (562,039)
                                                               ---------
       Net unrealized depreciation                             $(435,741)
                                                               ---------

       At December 31, 2006, the Fund had a capital loss carryover of approximately $22,173 all of which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $2,648,170 and $2,703,376, respectively.
(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities
(e)    Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
       December 31, 2006, the total value of these securities amounted to $17,801 or 0.2% of total net assets.
       STRIPS Separate Trading of Registered Interest and Principal of
       Securities
       Key to Abbreviations: ARS: Argentinean Peso; EUR: Euro; JPY: Japanese Yen; NOK: Norwegian Krone; SEK: Swedish Krona; USD: United States Dollar

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

 Treasuries                         83.1%
 Other, less than 2% each           14.1

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Institutional High Income Fund


                                                    Principal Amount Value (+)
                                                    ---------------- ----------
 BONDS AND NOTES - 88.0% of Total Net Assets
 NON-CONVERTIBLE BONDS - 77.8%

 Aerospace & Defense - 1.2%
 Bombardier, Inc., 7.350%, 12/22/2026           CAD          600,000 $  481,070
 Bombardier, Inc., 7.450%, 5/01/2034, 144A      USD        1,500,000  1,372,500
                                                                     ----------
                                                                      1,853,570
                                                                     ----------
 Airlines - 1.1%
 American Airlines, Inc., Series 93A6, 8.040%,
   9/16/2011                                                  42,633     42,953
 Continental Airlines, Inc., Series 2000-2,
   Class B, 8.307%, 4/02/2018                                345,048    357,125
 Continental Airlines, Inc., Series 2001-1B,
   7.373%, 12/15/2015                                        198,924    201,907
 Qantas Airways Ltd., 6.050%, 4/15/2016, 144A              1,250,000  1,112,540
                                                                     ----------
                                                                      1,714,525
                                                                     ----------
 Automotive - 4.0%
 Cummins Engine Co., Inc., 7.125%, 3/01/2028                 350,000    363,822
 Ford Motor Co., 6.625%, 10/01/2028                          200,000    145,000
 Ford Motor Co., 7.125%, 11/15/2025                          190,000    141,075
 Ford Motor Co., 7.450%, 7/16/2031                           740,000    580,900
 Ford Motor Credit Co., 5.700%, 1/15/2010                  1,425,000  1,366,009
 Ford Motor Credit Co., 7.000%, 10/01/2013                 1,415,000  1,351,298
 Ford Motor Credit Co., 8.000%, 12/15/2016                   500,000    494,075
 GMAC Canada Ltd., 6.625%, 12/17/2010, Series
   EMTN                                         GBP           25,000     49,195
 GMAC International Finance BV, 8.000%,
   3/14/2007, Series EMTN                       NZD        1,250,000    878,486
 GMAC LLC, 6.750%, 12/01/2014(b)                USD          195,000    200,291
 GMAC LLC, 8.000%, 11/01/2031                                 35,000     40,182
 Goodyear Tire & Rubber Co., 7.000%, 3/15/2028               700,000    595,000
                                                                     ----------
                                                                      6,205,333
                                                                     ----------
 Banking - 4.5%
 Barclays Financial LLC, Series EMTN, 4.100%,
 3/22/2010, 144A                                THB       52,000,000  1,362,855
 Barclays Financial LLC, 4.160%, 2/22/2010,
   144A                                                   50,000,000  1,314,950
 Barclays Financial LLC, 5.500%, 11/01/2010,
   144A                                                   15,000,000    407,983
 BNP Paribas SA, Series EMTN, Zero Coupon
   Bond, 6/13/2011, 144A                        IDR   10,477,600,000    793,296
 HSBC Bank USA, 3.310%, 8/25/2010, 144A         USD          500,000    533,450
 JPMorgan Chase & Co., Zero Coupon Bond,
 5/17/2010, 144A                                BRL        2,200,000    696,621
 JPMorgan Chase & Co., Zero Coupon Bond,
 3/28/2011, 144A                                IDR    6,846,018,000    529,974
 JPMorgan Chase & Co., Zero Coupon Bond,
 3/28/2011, 144A                                       5,376,000,000    416,175
 JPMorgan Chase London, Zero Coupon Bond,
 10/21/2010, 144A                                      9,533,078,500    771,135
                                                                     ----------
                                                                      6,826,439
                                                                     ----------
 Chemicals - 5.0%
 Borden, Inc., 7.875%, 2/15/2023                USD        1,474,000  1,179,200
 Borden, Inc., 9.200%, 3/15/2021                           2,541,000  2,248,785
 Georgia Gulf Corp., 10.750%, 10/15/2016,
   144A(b)                                                   110,000    105,600
 Hercules, Inc., 6.500%, 6/30/2029                         1,693,000  1,447,515
 IMC Global, Inc., 7.300%, 1/15/2028                       1,405,000  1,292,600

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
 BONDS AND NOTES - continued
 Chemicals - continued
 IMC Global, Inc., 7.375%, 8/01/2018            USD          400,000 $  380,000
 Koppers Holdings, Inc., (Step to 9.875% on
   11/15/2009), 0.000%, 11/15/2014(c)                      1,270,000  1,016,000
                                                                     ----------
                                                                      7,669,700
                                                                     ----------
 Construction Machinery - 1.0%
 Great Lakes Dredge & Dock Corp., 7.750%,
   12/15/2013                                                300,000    292,500
 United Rentals North America, Inc., 7.000%,
   2/15/2014(b)                                            1,190,000  1,167,688
                                                                     ----------
                                                                      1,460,188
                                                                     ----------
 Electric - 3.8%
 AES Corp., 7.750%, 3/01/2014                              1,185,000  1,250,175
 AES Corp., 8.375%, 3/01/2011                   GBP          405,000    825,701
 Dynegy Holdings, Inc., 7.125%, 5/15/2018       USD          100,000     97,500
 Dynegy Holdings, Inc., 7.625%, 10/15/2026                   490,000    475,300
 Dynegy Holdings, Inc., 8.375%, 5/01/2016                    250,000    262,500
 NGC Corporation Capital Trust I, Series B,
   8.316%, 6/01/2027                                       1,685,000  1,592,325
 NRG Energy, Inc., 7.375%, 2/01/2016                         575,000    577,875
 Quezon Power Philippines Co., 8.860%,
   6/15/2017                                                 425,000    427,125
 TXU Corp., Series P, 5.550%, 11/15/2014                      45,000     42,720
 TXU Corp., Series R, 6.550%, 11/15/2034                     300,000    280,569
                                                                     ----------
                                                                      5,831,790
                                                                     ----------
 Financial Other - 0.9%
 Petrozuata Finance, Inc., 8.220%, 4/01/2017,
   144A                                                    1,435,000  1,431,413
                                                                     ----------
 Food & Beverage - 0.1%
 Sara Lee Corp., 6.125%, 11/01/2032                           90,000     81,434
                                                                     ----------
 Healthcare - 2.3%
 HCA, Inc., 7.050%, 12/01/2027                             1,000,000    752,635
 HCA, Inc., 7.500%, 12/15/2023                               370,000    301,076
 HCA, Inc., 7.500%, 11/06/2033                             1,120,000    912,800
 HCA, Inc., 7.690%, 6/15/2025                                620,000    513,175
 HCA, Inc., Series MTN, 7.580%, 9/15/2025                    560,000    455,656
 HCA, Inc., Series MTN, 7.750%, 7/15/2036                    155,000    124,308
 Tenet Healthcare Corp., 6.875%, 11/15/2031                  270,000    216,675
 Tenet Healthcare Corp., 9.250%, 2/01/2015                   215,000    215,000
                                                                     ----------
                                                                      3,491,325
                                                                     ----------
 Home Construction - 2.4%
 K. Hovnanian Enterprises, Inc., 6.250%,
   1/15/2015                                                 120,000    114,000
 K. Hovnanian Enterprises, Inc., 6.250%,
   1/15/2016(b)                                            1,123,000  1,061,235
 K. Hovnanian Enterprises, Inc., 6.375%,
   12/15/2014(b)                                             310,000    297,600
 K. Hovnanian Enterprises, Inc., 6.500%,
   1/15/2014                                                 272,000    263,840
 K. Hovnanian Enterprises, Inc., 7.500%,
   5/15/2016                                                 750,000    753,750
 KB Home, 7.250%, 6/15/2018                                1,260,000  1,230,537
                                                                     ----------
                                                                      3,720,962
                                                                     ----------
 Independent/Energy - 0.4%
 Chesapeake Energy Corp., 6.500%, 8/15/2017                  155,000    151,513
 Chesapeake Energy Corp., 6.875%, 11/15/2020                 450,000    442,125
                                                                     ----------
                                                                        593,638
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
 BONDS AND NOTES - continued
 Integrated/Energy - 0.9%
 Cerro Negro Finance Ltd., 7.900%, 12/01/2020,
   144A                                         USD        1,450,000 $1,406,500
                                                                     ----------
 Life Insurance - 1.5%
 ASIF Global Financing XXVII, 2.380%,
   2/26/2009, 144A                              SGD        3,700,000  2,355,424
                                                                     ----------
 Media Cable - 1.4%
 NTL Cable Plc, 9.125%, 8/15/2016               USD          685,000    723,531
 NTL Cable Plc, 9.750%, 4/15/2014               GBP          650,000  1,350,654
                                                                     ----------
                                                                      2,074,185
                                                                     ----------
 Non-Captive Consumer - 0.7%
 SLM Corp., 6.500%, 6/15/2010                   NZD        1,575,000  1,079,365
                                                                     ----------
 Non-Captive Finance - 1.5%
 General Electric Capital Corp., 6.500%,
   9/28/2015                                               3,035,000  2,056,217
 General Electric Capital Corp., Series EMTN,
   6.750%, 9/26/2016                                         250,000    174,505
                                                                     ----------
                                                                      2,230,722
                                                                     ----------
 Oil Field Services - 1.3%
 North American Energy Partners, Inc., 8.750%,
   12/01/2011                                   USD        2,015,000  2,025,075
                                                                     ----------
 Packaging - 1.0%
 Owens-Illinois, Inc., 7.800%, 5/15/2018                   1,555,000  1,549,169
                                                                     ----------
 Paper - 4.5%
 Abitibi-Consolidated, Inc., 5.250%, 6/20/2008               200,000    192,000
 Abitibi-Consolidated, Inc., 6.000%, 6/20/2013               250,000    200,000
 Abitibi-Consolidated, Inc., 7.500%, 4/01/2028               125,000     95,938
 Bowater, Inc., 6.500%, 6/15/2013(b)                       2,000,000  1,825,000
 Domtar, Inc., 5.375%, 12/01/2013                            640,000    579,200
 Georgia-Pacific Corp., 7.375%, 12/01/2025                   105,000    102,375
 Georgia-Pacific Corp., 7.750%, 11/15/2029                   665,000    663,338
 Georgia-Pacific Corp., 8.000%, 1/15/2024                    135,000    137,025
 Georgia-Pacific Corp., 8.875%, 5/15/2031                    675,000    713,812
 Georgia-Pacific Corp., (Timber Group),
   7.250%, 6/01/2028                                       1,205,000  1,168,850
 Jefferson Smurfit Corp., 7.500%, 6/01/2013                1,310,000  1,231,400
                                                                     ----------
                                                                      6,908,938
                                                                     ----------
 Pharmaceuticals - 1.7%
 Elan Financial Plc, 7.750%, 11/15/2011                    1,940,000  1,893,925
 Elan Financial Plc, 8.875%, 12/01/2013, 144A                740,000    740,000
                                                                     ----------
                                                                      2,633,925
                                                                     ----------
 Pipelines - 4.3%
 Colorado Interstate Gas Co., 5.950%, 3/15/2015               70,000     69,066
 Colorado Interstate Gas Co., 6.800%,
   11/15/2015                                                 35,000     36,392
 El Paso Corp., 6.950%, 6/01/2028                             15,000     14,925
 El Paso Corp., 7.000%, 5/15/2011                            285,000    295,688
 El Paso Corp., 7.800%, 8/01/2031                            500,000    546,250
 Kinder Morgan, Inc., Senior Note, 5.150%,
   3/01/2015                                                  50,000     44,865
 Southern Natural Gas Co., 7.350%, 2/15/2031                  95,000    104,571
 Tennessee Gas Pipeline Co., 7.000%,
   10/15/2028(b)                                             890,000    939,731
 Transcontinental Gas Pipe Line Corp., 6.400%,
   4/15/2016                                               1,000,000  1,010,000

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount   Value (+)
                                                  ----------------  -----------
BONDS AND NOTES - continued
Pipelines - continued
Williams Cos., Inc., 7.500%, 1/15/2031        USD     3,375,000     $ 3,501,563
                                                                    -----------
                                                                      6,563,051
                                                                    -----------
Railroads - 0.2%
Missouri Pacific Railroad Co., 4.750%,
  1/01/2020                                              30,000          26,136
Missouri Pacific Railroad Co., 5.000%,
  1/01/2045                                             314,000         247,616
                                                                    -----------
                                                                        273,752
                                                                    -----------
Retailers - 4.3%
Dillard's, Inc., 6.625%, 1/15/2018                      500,000         480,000
Dillard's, Inc., 7.000%, 12/01/2028                     450,000         429,750
Dillard's, Inc., 7.130%, 8/01/2018                      750,000         744,375
Dillard's, Inc., 7.750%, 7/15/2026                    1,500,000       1,500,000
Foot Locker, Inc., 8.500%, 1/15/2022                  1,579,000       1,551,367
Toys R Us, 7.375%, 10/15/2018                         2,350,000       1,903,500
                                                                    -----------
                                                                      6,608,992
                                                                    -----------
Sovereigns - 9.2%
Mexican Fixed Rate Bonds, Series M-20,
  8.000%, 12/07/2023                          MXN        95,000(++)     916,232
Mexican Fixed Rate Bonds, Series MI-10,
  9.000%, 12/20/2012                                    365,000(++)   3,645,270
Republic of Argentina, 0.625%, 12/15/2035(d)  USD       720,705          95,854
Republic of Argentina, 5.590%, 8/03/2012(d)             146,250         138,188
Republic of Argentina, 8.280%,
  12/31/2033(b)(e)                                      276,023         300,175
Republic of Brazil, 8.250%, 1/20/2034(b)              3,325,000       4,031,562
Republic of Brazil, 10.250%, 6/17/2013                  700,000         864,500
Republic of Peru, 5.000%, 3/07/2017(d)                  264,000         262,020
Republic of South Africa, 13.000%, 8/31/2010  ZAR     8,190,000       1,342,958
Republic of Uruguay, 7.625%, 3/21/2036(b)     USD     1,150,000       1,265,000
Republic of Uruguay, 7.875%, 1/15/2033(e)             1,068,097       1,190,928
                                                                    -----------
                                                                     14,052,687
                                                                    -----------
Supermarkets - 1.4%
Albertson's, Inc., 6.625%, 6/01/2028                    240,000         217,886
Albertson's, Inc., 7.450%, 8/01/2029                  1,210,000       1,182,169
Albertson's, Inc., 8.000%, 5/01/2031                    480,000         486,892
Albertson's, Inc., 8.700%, 5/01/2030                    180,000         188,004
American Stores Co., 8.000%, 6/01/2026                  110,000         115,622
                                                                    -----------
                                                                      2,190,573
                                                                    -----------
Supranational - 2.5%
Inter-American Development Bank, Series
  EMTN, Zero Coupon Bond, 5/11/2009           BRL    11,000,000       3,771,355
                                                                    -----------
Technology - 6.0%
Affiliated Computer Services, Inc., 5.200%,
  6/01/2015                                   USD       100,000          92,000
Amkor Technology, Inc., 7.125%, 3/15/2011(b)            350,000         326,375
Amkor Technology, Inc., 7.750%, 5/15/2013               775,000         713,000
Amkor Technology, Inc., 10.500%, 5/01/2009               64,000          64,320
Corning, Inc., 6.850%, 3/01/2029                        701,000         729,515
Hynix Semiconductor, Inc., 9.875%,
  7/01/2012, 144A(b)                                    250,000         278,125

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Technology - continued
Lucent Technologies, Inc., 6.450%, 3/15/2029  USD    4,115,000     $  3,796,087
Nortel Networks Corp., 6.875%, 9/01/2023             1,000,000          840,000
Nortel Networks Ltd., 10.125%, 7/15/2013,
  144A                                                 600,000          648,000
Northern Telecom Capital Corp., 7.875%,
  6/15/2026                                          1,975,000        1,767,625
                                                                   ------------
                                                                      9,255,047
                                                                   ------------
Textile - 0.3%
Kellwood Co., 7.625%, 10/15/2017                       500,000          457,000
                                                                   ------------
Transportation Services - 3.9%
American President Cos., Ltd., 8.000%,
  1/15/2024(f)                                       2,685,000        2,525,511
Atlas Air, Inc., Series 1999-1B, 7.630%,
  1/02/2015(h)                                         397,855          431,673
Atlas Air, Inc., Series 1999-1C, 8.770%,
  1/02/2011(h)                                         399,542          377,567
Atlas Air, Inc., Series 2000-1, 9.702%,
  1/02/2008(h)                                          40,344           38,327
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014(h)                                       2,207,572        2,428,329
Atlas Air, Inc., Series C, 8.010%,
  1/02/2010(h)                                         289,324          251,711
                                                                   ------------
                                                                      6,053,118
                                                                   ------------
Wireless - 1.1%
Philippine Long Distance Telephone Co.,
  8.350%, 3/06/2017                                  1,100,000        1,248,500
True Move Co. Ltd., 10.750%, 12/16/2013, 144A          500,000          488,750
                                                                   ------------
                                                                      1,737,250
                                                                   ------------
Wirelines - 3.4%
Citizens Communications Co., 7.875%,
  1/15/2027, 144A                                      860,000          868,600
Hawaiian Telcom Communications, Inc.,
  12.500%, 5/01/2015(b)                                 50,000           52,375
Level 3 Communications, Inc., 11.500%,
  3/01/2010(b)                                           5,000            5,300
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                           964,000          901,340
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028                                            800,000          731,000
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011(b)                                         400,000          408,500
Qwest Capital Funding, Inc., 7.625%,
  8/03/2021                                            290,000          285,650
Qwest Capital Funding, Inc., 7.750%,
  2/15/2031                                          1,550,000        1,520,950
Qwest Corp., 6.875%, 9/15/2033                         190,000          181,450
Qwest Corp., 7.250%, 9/15/2025                          15,000           15,413
Qwest Corp., 7.250%, 10/15/2035                        225,000          222,188
                                                                   ------------
                                                                      5,192,766
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $106,332,298)                                    119,299,211
                                                                   ------------
CONVERTIBLE BONDS - 10.2%
Industrial Other - 0.6%
Incyte Corp., 3.500%, 2/15/2011                      1,100,000          884,125
                                                                   ------------
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                    150,000          128,063
                                                                   ------------
Media Non-Cable - 0.1%
Sinclair Broadcast Group, Inc., (Step to
  2.000% on 1/15/2011), 4.875%, 7/15/2018(c)           155,000          141,631
                                                                   ------------
Pharmaceuticals - 5.1%
Enzon Pharmaceuticals, Inc., 4.500%,
  7/01/2008                                          1,005,000          964,800
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024          230,000          183,425
Human Genome Sciences, Inc., 2.250%,
  8/15/2012                                            200,000          194,500

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------
BONDS AND NOTES - continued
Pharmaceuticals - continued
IVAX Corp., 4.500%, 5/15/2008                 USD       55,000     $     54,244
Nektar Therapeutics, 3.250%, 9/28/2012                 450,000          449,438
Nektar Therapeutics, 3.500%, 10/17/2007                940,000          921,200
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                         1,600,000        1,676,000
Valeant Pharmaceuticals International,
  3.000%, 8/16/2010                                  1,230,000        1,180,800
Valeant Pharmaceuticals International,
  4.000%, 11/15/2013                                   965,000          919,162
Vertex Pharmaceuticals, Inc., 5.750%,
  2/15/2011, 144A                                      540,000        1,358,100
                                                                   ------------
                                                                      7,901,669
                                                                   ------------
Technology - 2.0%
Kulicke & Soffa Industries, Inc., 0.500%,
  11/30/2008                                           595,000          525,831
Kulicke & Soffa Industries, Inc., 1.000%,
  6/30/2010                                            350,000          321,125
Maxtor Corp., 5.750%, 3/01/2012(f)                   1,792,000        1,702,400
Nortel Networks Corp., 4.250%, 9/01/2008               425,000          411,188
Richardson Electric Ltd., 7.750%,
  12/15/2011, 144A                                     132,000          129,195
                                                                   ------------
                                                                      3,089,739
                                                                   ------------
Textile - 0.4%
Dixie Yarns, Inc., 7.000%, 5/15/2012                    25,000           23,531
Kellwood Co., (Step to 0.000% on 6/16/2011),
  3.500%, 6/15/2034(c)                                 600,000          562,500
                                                                   ------------
                                                                        586,031
                                                                   ------------
Transportation Services - 0.0%
Builders Transportation, Inc., 8.000%,
  8/15/2005(g)                                          75,000               --
                                                                   ------------
Wirelines - 1.9%
Level 3 Communications, Inc., 2.875%,
  7/15/2010                                          1,900,000        1,992,625
Level 3 Communications, Inc., 6.000%,
  9/15/2009                                            445,000          416,075
Level 3 Communications, Inc., 6.000%,
  3/15/2010                                            575,000          530,437
                                                                   ------------
                                                                      2,939,137
                                                                   ------------
TOTAL CONVERTIBLE BONDS (Identified Cost
  $13,662,084)                                                       15,670,395
                                                                   ------------
TOTAL BONDS AND NOTES (Identified Cost
  $119,994,382)                                                     134,969,606
                                                                   ------------

                                                       Shares
                                                  ----------------
COMMON STOCKS - 4.9%

Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc.(h)                         46,443        1,737,897
                                                                   ------------
Communications Equipment - 0.9%
Corning, Inc.(h)                                        69,766        1,305,322
                                                                   ------------
Food - 0.1%
ConAgra Foods, Inc.                                      3,100           83,700
                                                                   ------------
Home Construction - 0.2%
KB Home(b)                                               6,775          347,422
                                                                   ------------
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co.                    4,275          239,485
Associated Estates Realty Corp.                         32,565          447,443

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                             Shares Value (+)
                                                             ------ ----------
COMMON STOCKS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.(b)                        7,125 $  448,519
                                                                    ----------
                                                                     1,135,447
                                                                    ----------
Wireless - 1.9%
Philippine Long Distance Telephone Co., ADR(b)               57,452  2,937,521
                                                                    ----------
TOTAL COMMON STOCKS
  (Identified Cost $3,008,515)                                       7,547,309
                                                                    ----------
PREFERRED STOCKS - 3.1%
CONVERTIBLE PREFERRED STOCKS - 3.1%

Automotive - 0.0%
Ford Motor Co., Capital Trust II, 6.500%                        950     32,490
                                                                    ----------
Construction Machinery - 0.1%
United Rentals Trust, 6.500%                                  4,937    240,679
                                                                    ----------
Electric - 0.5%
AES Trust III, 6.750%                                        15,975    786,769
                                                                    ----------
Electric Utilities - 0.1%
CMS Energy Trust I, 7.750%                                    4,150    206,981
                                                                    ----------
Hotels, Restaurants & Leisure - 0.6%
Six Flags, Inc., 7.250%(b)                                   38,950    868,585
                                                                    ----------
Lodging - 0.0%
Felcor Lodging Trust, Inc., Series A, 1.950%                  1,100     27,489
                                                                    ----------
Packaging - 1.0%
Owens-Illinois, Inc., 4.750%                                 40,800  1,509,600
                                                                    ----------
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%                        2,700    104,760
                                                                    ----------
Technology - 0.7%
Lucent Technologies Capital Trust, 7.750%                     1,000  1,030,750
                                                                    ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $4,332,492)                                       4,808,103
                                                                    ----------
NON-CONVERTIBLE PREFERRED STOCKS - 0.0%
Pipelines - 0.0%
KN Capital Trust III, 7.630%(b) (Identified Cost $9,223)     10,000      9,291
                                                                    ----------
TOTAL PREFERRED STOCKS
  (Identified Cost $4,341,715)                                       4,817,394
                                                                    ----------
CLOSED END INVESTMENT COMPANIES - 0.8%
Western Asset High Income Opportunity Fund, Inc.             90,125    608,344

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                      Shares        Value (+)
                                                 ---------------- ------------
CLOSED END INVESTMENT COMPANIES - continued
Western Asset Managed High Income Fund, Inc.            93,550    $    631,462
                                                                  ------------
TOTAL CLOSED END INVESTMENT COMPANIES
  (Identified Cost $1,101,608)                                       1,239,806
                                                                  ------------

                                                 Principal Amount
                                                 ----------------
SHORT-TERM INVESTMENTS - 9.0%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated 12/29/06
  at 4.250% to be repurchased at $2,122,002 on
  1/02/07 collateralized by $1,850,000 U.S.
  Treasury Bond, 6.250% due 8/15/23 with a
  value of $2,167,051(i)                           $ 2,121,000       2,121,000
                                                                  ------------

                                                      Shares
                                                 ----------------
State Street Securities Lending Quality Trust(j)    11,606,149      11,606,149
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $13,727,149)                                     13,727,149
                                                                  ------------
TOTAL INVESTMENTS - 105.8%
  (Identified Cost $142,173,369)(a)                                162,301,264
  Other assets less liabilities--(5.8)%                             (8,906,727)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $153,394,537
                                                                  ------------
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.
       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++)   Amount shown represents units.
(a) Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
       At December 31, 2006, the unrealized appreciation on investments based on cost of $142,330,950 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                      $ 20,552,379
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                        (582,065)
       Net unrealized appreciation                          $ 19,970,314

       At September 30, 2006, the Fund had a capital loss carryover of approximately $4,371,496 all of which expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $11,419,585 and $11,606,149, respectively.
(c) Step Bond: Coupon is a fixed rate market rate for an initial period and then resets at a specified date and rate.
(d)    Variable rate security. Rate as of December 31, 2006 is disclosed.
(e)    All or a portion of interest payment is paid-in-kind.
(f) Illiquid Security. At December 31, 2006, the value of these securities amounted to $4,227,911 or 2.76% of total net assets.
(g)    Non-income producing security due to default or bankruptcy filing.
(h)    Non-income producing security.
(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(j)    Represents investments of security lending collateral.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
       December 31, 2006, the total value of these securities amounted to $19,121,186 or 12.5% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
       Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP:
       British Pound; IDR: Indonesian Rupiah; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht; USD: United States Dollar; ZAR: South African Rand;

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

     Sovereigns                                          9.2%
     Technology                                          8.7
     Pharmaceuticals                                     6.8
     Wirelines                                           5.3
     Chemicals                                           5.0
     Banking                                             4.5
     Paper                                               4.5
     Pipelines                                           4.4
     Retailers                                           4.3
     Electric                                            4.3
     Automotive                                          4.0
     Transportation Services                             3.9
     Wireless                                            3.0
     Home Construction                                   2.6
     Supranational                                       2.5
     Healthcare                                          2.4
     Packaging                                           2.0
     Other, less than 2% each                           19.4

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund


                                                   Principal Amount Value (+)
                                                   ---------------- ----------
BONDS AND NOTES - 122.6% of Total Net Assets

Non-Convertible Bonds - 122.6%

Aerospace & Defense - 0.0%
Boeing Capital Corp., 6.100%, 3/01/2011(b)     USD       5,000      $    5,166
Raytheon Co., 6.150%, 11/01/2008                         5,000           5,064
                                                                    ----------
                                                                        10,230
                                                                    ----------
Asset-Backed Securities - 11.2%
Americredit Automobile Receivables Trust,
  Series 2004-DF, Class A4, 3.430%, 7/06/2011          130,000         126,649
Capital Auto Receivables Asset Trust, Series
  2004-2, Class A3, 3.580%, 1/15/2009                  365,000         360,826
Capital Auto Receivables Asset Trust, Series
  2004-2, Class A4, 3.750%, 7/15/2009                   25,000          24,552
Caterpillar Financial Asset Trust, Series
  2005-A, Class A3, 3.900%, 2/25/2009                    4,085           4,056
Chase Issuance Trust, 3.220%, 6/15/2010                110,000         108,293
Countrywide Alternative Loan Trust, Series
  2006-J5, Class 4A1, 6.042%, 7/25/2021(c)             383,236         385,604
Countrywide Asset Backed Certificates, Series
  2004-S1, Class A2, 3.872%, 3/25/2020                 213,853         210,703
Countrywide Asset Backed Certificates, Series
  2004-S1, Class A3, 4.615%, 2/25/2035                 135,000         130,667
Countrywide Asset-Backed Certificates, Series
  2006-S1, Class A2, 5.549%, 8/25/2021                 410,000         408,726
DaimlerChrysler Auto Trust, Series 2004-C,
  Class A4, 3.280%, 12/08/2009                         250,000         245,092
Ford Credit Auto Owner Trust, 4.380%,
  1/15/2010                                            355,000         350,915
Ford Credit Auto Owner Trust, Series 2005-B,
  Class A3, 4.170%, 1/15/2009                            3,491           3,472
Honda Auto Receivables Owner Trust, Series
  2004-3, Class A4, 3.280%, 2/18/2010                  285,000         278,501
John Deere Owner Trust, Series 2005-A, Class
  A3, 3.980%, 6/15/2009                                  5,000           4,961
Navistar Financial Corp. Owner Trust, Series
  2004-B, Class A3, 3.130%, 5/15/2009                    3,953           3,909
Navistar Financial Corp. Owner Trust, Series
  2004-B, Class A4, 3.530%, 10/15/2012                 280,000         271,912
Onyx Acceptance Owner Trust, Series 2004-B,
  Class A3, 3.090%, 9/15/2008                              510             509
USAA Auto Owner Trust, Series 2004-3, Class
  A4, 3.530%, 6/15/2011                                415,000         406,759
USAA Auto Owner Trust, Series 2006-1, Class
  A3, 5.010%, 9/15/2010                                180,000         179,597
WFS Financial Owner Trust, Series 2004-2,
  Class A4, 3.540%, 11/21/2011                         459,710         453,724
                                                                    ----------
                                                                     3,959,427
                                                                    ----------
Automotive - 0.6%
Ford Motor Credit Co., 7.000%, 10/01/2013              235,000         224,421
                                                                    ----------
Banking - 6.9%
Associates Corp. of North America, 6.250%,
  11/01/2008                                            15,000          15,230
Bank of America Corp., 6.250%, 4/01/2008               450,000         454,182
Bank One Corp., 5.900%, 11/15/2011                       5,000           5,101

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------

BONDS AND NOTES - continued

Banking - continued
Capital One Bank, 5.125%, 2/15/2014(b)          USD     320,000      $  314,728
Citigroup, Inc., 3.500%, 2/01/2008                      115,000         112,931
HSBC Finance Corp., 4.750%, 4/15/2010(b)                525,000         517,980
JPMorgan Chase & Co., 5.600%, 6/01/2011                 475,000         480,991
Wachovia Corp., 5.300%, 10/15/2011                      530,000         529,788
Washington Mutual, Inc., 4.375%, 1/15/2008                5,000           4,949
Wells Fargo & Co., 3.125%, 4/01/2009                     10,000           9,563
                                                                     ----------
                                                                      2,445,443
                                                                     ----------
Brokerage - 2.4%
Bear Stearns Cos, Inc., 2.875%, 7/02/2008                 5,000           4,831
Goldman Sachs Group, Inc., 4.500%, 6/15/2010(b)         300,000         293,621
Goldman Sachs Group, Inc., 6.600%, 1/15/2012             10,000          10,572
Lehman Brothers Holdings, Inc., 4.000%,
  1/22/2008                                               5,000           4,931
Merrill Lynch & Co., Inc., Series C, 4.250%,
  2/08/2010                                             225,000         218,634
Morgan Stanley, 5.300%, 3/01/2013(b)                    320,000         319,043
                                                                     ----------
                                                                        851,632
                                                                     ----------
Building Materials - 0.6%
American Standard, Inc., 7.625%, 2/15/2010              195,000         204,370
                                                                     ----------
Chemicals - 0.0%
Lubrizol Corp., 4.625%, 10/01/2009                        5,000           4,905
                                                                     ----------
Construction Machinery - 0.7%
Caterpillar Financial Services Corp., 3.100%,
  5/15/2007                                             235,000         233,039
Caterpillar Financial Services Corp., 4.150%,
  1/15/2010                                              10,000           9,695
John Deere Capital Corp., 3.900%, 1/15/2008              10,000           9,860
                                                                     ----------
                                                                        252,594
                                                                     ----------
Electric - 3.9%
Carolina Power & Light Co., 6.500%, 7/15/2012             5,000           5,239
Dominion Resources, Inc., 4.125%, 2/15/2008             300,000         295,522
Duke Energy Corp., 4.200%, 10/01/2008                     5,000           4,899
Duke Energy Corp., 5.625%, 11/30/2012                   300,000         305,417
Exelon Corp., 6.750%, 5/01/2011                           5,000           5,223
Exelon Generation Co., LLC, 6.950%, 6/15/2011           300,000         316,040
FirstEnergy Corp., Series B, 6.450%, 11/15/2011         400,000         417,125
Pacific Gas & Electric Co., 3.600%, 3/01/2009             5,000           4,830
Virginia Electric & Power Co., Series A,
  5.375%, 2/01/2007                                      10,000           9,998
                                                                     ----------
                                                                      1,364,293
                                                                     ----------
Entertainment - 0.8%
Time Warner, Inc., 5.875%, 11/15/2016                   225,000         224,432
Time Warner, Inc., 6.500%, 11/15/2036                    45,000          44,789
                                                                     ----------
                                                                        269,221
                                                                     ----------
Financial Other - 0.0%
Berkshire Hathaway Finance Corp., 3.375%,
  10/15/2008                                              5,000           4,846
                                                                     ----------
Food & Beverage - 0.9%
General Mills, Inc., 3.875%, 11/30/2007                  10,000           9,850
HJ Heinz Finance Co., 6.000%, 3/15/2012                 100,000         101,566

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount Value (+)
                                                   ---------------- ---------

BONDS AND NOTES - continued

Food & Beverage - continued
Kellogg Co., 2.875%, 6/01/2008                 USD      10,000      $  9,652
Kraft Foods, Inc., 5.250%, 6/01/2007                   200,000       199,844
Kraft Foods, Inc., 5.625%, 11/01/2011                    5,000         5,053
                                                                    --------
                                                                     325,965
                                                                    --------
Government Owned - No Guarantee - 1.2%
Pemex Project Funding Master Trust, 6.125%,
  8/15/2008                                            400,000       403,200
                                                                    --------
Healthcare - 2.5%
Aetna, Inc., 7.875%, 3/01/2011                         355,000       386,993
Boston Scientific Corp., 6.000%, 6/15/2011             210,000       211,944
WellPoint, Inc., 3.500%, 9/01/2007                       5,000         4,932
WellPoint, Inc., 3.750%, 12/14/2007                    185,000       182,080
WellPoint, Inc., 5.250%, 1/15/2016                     100,000        98,029
                                                                    --------
                                                                     883,978
                                                                    --------
Home Construction - 0.6%
D.R. Horton, Inc., 5.375%, 6/15/2012                   220,000       212,784
Pulte Homes, Inc., 4.875%, 7/15/2009                     5,000         4,923
                                                                    --------
                                                                     217,707
                                                                    --------
Independent/Energy - 0.6%
Anadarko Petroleum Corp., 5.950%, 9/15/2016            210,000       210,440
XTO Energy, Inc., 4.900%, 2/01/2014                      5,000         4,766
                                                                    --------
                                                                     215,206
                                                                    --------
Industrial Other - 0.7%
Aramark Services, Inc., 6.375%, 2/15/2008               10,000         9,999
IDEX Corp., 6.875%, 2/15/2008                          250,000       251,180
                                                                    --------
                                                                     261,179
                                                                    --------
Integrated/Energy - 0.7%
Phillips Petroleum Co., 6.375%, 3/30/2009              250,000       255,605
                                                                    --------
Media Cable - 1.2%
Comcast Cable Communications, 7.125%,
  6/15/2013                                            195,000       210,152
Cox Communications, Inc., 4.625%, 1/15/2010              5,000         4,894
Cox Communications, Inc., 5.450%, 12/15/2014           215,000       209,460
                                                                    --------
                                                                     424,506
                                                                    --------
Media Non-Cable - 2.1%
News America, Inc., 6.625%, 1/09/2008                  400,000       404,354
Walt Disney Co., 5.700%, 7/15/2011                     315,000       320,516
                                                                    --------
                                                                     724,870
                                                                    --------
Metals & Mining - 1.0%
Alcoa, Inc., 6.000%, 1/15/2012                           5,000         5,131
Vale Overseas Ltd., 6.250%, 1/23/2017                  345,000       346,568
                                                                    --------
                                                                     351,699
                                                                    --------
Mortgage Related - 33.7%
Banc of America Commercial Mortgage, Inc.,
  Series 2006-2, Class A4, 5.740%,
  5/10/2045(c)                                         205,000       211,980
Citigroup/Deutsche Bank Commercial Mortgage,
  Series 2006-CD2, Class A2, 5.408%, 1/15/2046         140,000       140,832
Federal Home Loan Mortgage Corp., 4.500%,
  12/01/2019                                            20,028        19,324
Federal Home Loan Mortgage Corp., 4.589%,
  1/01/2035(c)                                         837,353       842,895

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                               Principal Amount  Value (+)
                                               ---------------- -----------
BONDS AND NOTES - continued
Mortgage Related - continued

Federal Home Loan Mortgage Corp., 5.000%,
  5/01/2019                                       USD 7,557     $     7,441
Federal Home Loan Mortgage Corp., 5.000%,
  1/01/2020                                           9,271           9,118
Federal Home Loan Mortgage Corp., 5.000%,
  8/15/2024                                         773,072         768,380
Federal Home Loan Mortgage Corp., 5.500%,
  3/01/2013                                          17,979          18,043
Federal Home Loan Mortgage Corp., 6.000%,
  11/01/2012                                         29,666          30,095
Federal Home Loan Mortgage Corp., 6.000%,
  6/01/2035                                         355,584         358,810
Federal Home Loan Mortgage Corp., 6.500%,
  1/01/2024                                           5,914           6,058
Federal Home Loan Mortgage Corp., 7.000%,
  2/01/2009                                           1,358           1,369
Federal Home Loan Mortgage Corp., 8.000%,
  7/01/2025                                             641             675
Federal National Mortgage Association,
  4.500%, 12/01/2019                                 25,194          24,334
Federal National Mortgage Association,
  5.000%, 1/01/2019                                 425,402         419,142
Federal National Mortgage Association,
  5.000%, 2/01/2019                                 617,064         607,292
Federal National Mortgage Association,
  5.000%, 12/01/2019                              1,722,814       1,695,529
Federal National Mortgage Association,
  5.000%, 4/01/2020                               1,070,721       1,052,629
Federal National Mortgage Association,
  5.500%, 1/01/2017                                  73,139          73,349
Federal National Mortgage Association,
  5.500%, 1/01/2017                                  86,291          86,497
Federal National Mortgage Association,
  5.500%, 2/01/2017                                  44,168          44,295
Federal National Mortgage Association,
  5.500%, 8/01/2017                                 964,561         966,862
Federal National Mortgage Association,
  5.500%, 9/01/2017                                 218,141         218,661
Federal National Mortgage Association,
  5.500%, 11/01/2017                                  1,776           1,780
Federal National Mortgage Association,
  5.500%, 1/01/2020                               1,532,728       1,533,831
Federal National Mortgage Association,
  5.500%, 3/01/2020                                 730,978         730,849
Federal National Mortgage Association,
  6.000%, 9/01/2021                                  13,812          14,007
Federal National Mortgage Association,
  7.500%, 6/01/2016                                   4,446           4,603
Federal National Mortgage Association,
  8.000%, 6/01/2015                                   5,981           6,268
Government National Mortgage Association,
6.500%, 12/15/2023                                   14,190          14,576
Government National Mortgage Association,
8.500%, 9/15/2022                                     4,576           4,928
Government National Mortgage Association,
9.500%, 1/15/2019                                     9,700          10,590
GS Mortgage Securities Corporation II, Series
  2005-GG4, Class A4A, 4.751%, 7/10/2039            205,000         197,473
GS Mortgage Securities Corporation. II,
  Series 2006-GG8, Class A2, 5.479%,
  11/10/2039                                        410,000         413,654
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2006-LDP7, Class A2, 5.861%,
  4/15/2045(c)                                      375,000         385,148
LB UBS Commercial Mortgage Trust, Series
  2005-C3, Class A3, 4.647%, 7/15/2030              230,000         224,416
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-2, Class A4, 5.910%,
  6/12/2046(c)                                      210,000         219,461
Morgan Stanley Capital I, Series 2005-T19,
  Class A4A, 4.890%, 6/12/2047                      330,000         320,497
Morgan Stanley Capital I, Series 2006-T23,
  Class A2, 5.741%, 8/12/2041(c)                    205,000         209,623
                                                                -----------
                                                                 11,895,314
                                                                -----------
Non-Captive Consumer - 2.5%
American General Finance Corp., 2.750%,
  6/15/2008                                         350,000         337,839

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount Value (+)
                                                   ---------------- ---------

BONDS AND NOTES - continued

Non-Captive Consumer - continued
American General Finance Corp., Series H,
  5.375%, 10/01/2012                           USD       5,000      $  4,986
Countrywide Home Loans, Inc., Series K,
  5.500%, 2/01/2007                                      5,000         5,000
HSBC Finance Corp., 6.500%, 11/15/2008                  10,000        10,222
Residential Capital LLC, 6.500%, 4/17/2013             500,000       506,718
                                                                    --------
                                                                     864,765
                                                                    --------
Non-Captive Diversified - 2.4%
CIT Group, Inc., 3.375%, 4/01/2009                     450,000       432,080
CIT Group, Inc., 5125%, 9/30/2014                        5,000         4,857
International Lease Finance Corp., 5.750%,
  6/15/2011(b)                                         415,000       422,411
                                                                    --------
                                                                     859,348
                                                                    --------
Non-Captive Finance - 1.2%
General Electric Capital Corp., 2.800%,
  1/15/2007                                            150,000       149,888
General Electric Capital Corp., 3.500%,
  8/15/2007                                            250,000       247,469
General Electric Capital Corp., Series A,
  6.000%, 6/15/2012                                     10,000        10,352
                                                                    --------
                                                                     407,709
                                                                    --------
Paper - 0.0%
MeadWestvaco Corp., 6.850%, 4/01/2012                    5,000         5,239
Weyerhaeuser Co., 5.950%, 11/01/2008                     5,000         5,040
                                                                    --------
                                                                      10,279
                                                                    --------
Pharmaceuticals - 0.0%
Schering-Plough Corp., 5.550%, 12/01/2013                5,000         5,014
                                                                    --------
Pipelines - 0.6%
Kinder Morgan, Inc., 6.500%, 9/01/2012                 210,000       210,995
                                                                    --------
Property & Casualty Insurance - 0.0%
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014           5,000         4,811
                                                                    --------
Railroads - 2.0%
Burlington Northern Santa Fe Corp., 6.125%,
  3/15/2009                                            205,000       208,237
CSX Corp., 6.750%, 3/15/2011                           200,000       209,998
Union Pacific Corp., 3.875%, 2/15/2009                 310,000       300,800
                                                                    --------
                                                                     719,035
                                                                    --------
Real Estate Investment Trusts - 5.1%
Archstone-Smith Operating Trust, 3.000%,
  6/15/2008                                             10,000         9,662
Camden Property Trust, 4.375%, 1/15/2010                 5,000         4,868
Colonial Realty LP, 4.750%, 2/01/2010                   55,000        53,484
Developers Diversified Realty Corp., 3.875%,
  1/30/2009                                             10,000         9,685
EOP Operating LP, 4.650%, 10/01/2010(b)                320,000       317,770
ERP Operating LP, 6.625%, 3/15/2012                     10,000        10,545
Federal Realty Investment Trust, 5.400%,
  12/01/2013                                           215,000       212,598
First Industrial LP, 5.250%, 6/15/2009                  10,000         9,918
iStar Financial, Inc., 5.150%, 3/01/2012               350,000       340,387
ProLogis Trust, 5.500%, 4/01/2012                      410,000       409,252
Simon Property Group LP, 3.750%, 1/30/2009             400,000       388,495
Simon Property Group LP, 4.600%, 6/15/2010               5,000         4,877
Simon Property Group LP, 4.875%, 3/18/2010(b)            5,000         4,939

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount Value (+)
                                                   ---------------- ----------

BONDS AND NOTES - continued

Real Estate Investment Trusts - continued
Spieker Properties LP, 6.750%, 1/15/2008 USD             10,000     $   10,142
                                                                    ----------
                                                                     1,786,622
                                                                    ----------
Retailers - 1.6%
CVS Corp., 5.750%, 8/15/2011                            205,000        207,465
J.C. Penney Co., Inc., 7.600%, 4/01/2007(b)             350,000        351,612
                                                                    ----------
                                                                       559,077
                                                                    ----------
Supermarkets - 1.4%
Kroger Co., 6.200%, 6/15/2012                           345,000        353,765
Kroger Co., 6.375%, 3/01/2008                            10,000         10,073
Kroger Co., 6.750%, 4/15/2012                           115,000        120,672
                                                                    ----------
                                                                       484,510
                                                                    ----------
Technology - 2.7%
Arrow Electronics, Inc., 7.000%, 1/15/2007              350,000        350,138
Corning, Inc., 6.200%, 3/15/2016                         45,000         45,815
Jabil Circuit, Inc., 5.875%, 7/15/2010                  350,000        347,523
Pitney Bowes, Inc., 5.250%, 1/15/2037                   225,000        221,726
                                                                    ----------
                                                                       965,202
                                                                    ----------
Transportation Services - 1.2%
ERAC USA Finance Co., 6.800%, 2/15/2008, 144A           200,000        202,010
ERAC USA Finance Co., 7.350%, 6/15/2008, 144A           200,000        205,006
                                                                    ----------
                                                                       407,016
                                                                    ----------
Treasuries - 25.3%
U.S. Treasury Notes, 2.625%, 5/15/2008                  820,000        795,528
U.S. Treasury Notes, 3.000%, 11/15/2007                 150,000        147,428
U.S. Treasury Notes, 3.875%, 2/15/2013                2,645,000      2,531,450
U.S. Treasury Notes, 4.000%, 11/15/2012               1,245,000      1,202,057
U.S. Treasury Notes, 4.000%, 2/15/2015                1,000,000        952,617
U.S. Treasury Notes, 4.250%, 8/15/2014                   15,000         14,561
U.S. Treasury Notes, 4.250%, 11/15/2014                  10,000          9,701
U.S. Treasury Notes, 4.500%, 11/15/2015               1,745,000      1,718,143
U.S. Treasury Notes, 4.500%, 2/15/2016                  670,000        659,321
U.S. Treasury Notes, 4.875%, 2/15/2012                    5,000          5,046
U.S. Treasury Notes, 5.000%, 2/15/2011                    5,000          5,062
U.S. Treasury Notes, 5.750%, 8/15/2010                  860,000        889,663
                                                                    ----------
                                                                     8,930,577
                                                                    ----------
Wireless - 0.3%
New Cingular Wireless Services, Inc., 7.500%,
  5/01/2007                                             100,000        100,606
Nextel Communications, Inc., Series F, 5.950%,
  3/15/2014                                               5,000          4,869
                                                                    ----------
                                                                       105,475
                                                                    ----------
Wirelines - 4.0%
AT&T, Inc., 5.100%, 9/15/2014                           180,000        174,771
AT&T, Inc., 5.300%, 11/15/2010                          280,000        280,039
Embarq Corp., 7.995%, 6/01/2036                         210,000        218,531
Qwest Corp., 5.625%, 11/15/2008                         110,000        110,137
Sprint Capital Corp., 6.375%, 5/01/2009                 405,000        413,109
Verizon New England, Inc., 6.500%, 9/15/2011              5,000          5,141

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                Principal Amount   Value (+)
                                                ---------------- ------------

BONDS AND NOTES - continued

Wirelines - continued
Verizon Virginia, Inc., 4.625%, 3/15/2013   USD      230,000     $    215,994
                                                                 ------------
                                                                    1,417,722
                                                                 ------------
TOTAL-NON CONVERTIBLE BONDS
  (Identified Cost $43,574,939)                                    43,288,768
                                                                 ------------
TOTAL BONDS AND NOTES
  (Identified Cost $43,574,939)                                    43,288,768
                                                                 ------------
SHORT-TERM INVESTMENTS - 9.7%

Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated
  12/29/06 at 4.250% to be repurchased at
  $1,168,552 on 1/02/07 collateralized by
  $1,020,000 U.S. Treasury Bond, 6.250%
  due 8/15/23 with value of $1,194,807(d)          1,168,000        1,168,000
                                                                 ------------
                                                     Shares
                                                ----------------
State Street Securities Lending Quality
  Trust(e)                                         2,271,025        2,271,025
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $3,439,025)                                      3,439,025
                                                                 ------------
TOTAL INVESTMENTS - 132.3%
  (Identified Cost $47,013,964)(a)                                 46,727,793
Other assets less liabilities--(32.3)%                            (11,412,064)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $ 35,315,729
                                                                 ------------
--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.
     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2006, the unrealized depreciation on investments based on cost of $47,163,909 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost                                                 $ 192,184
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                (628,300)
                                                                ---------
     Net unrealized depreciation                                $(436,116)
                                                                ---------

     At September 30, 2006, the Fund had a capital loss carryover of approximately $190,716 of which $3,797 expires on September 30, 2013 and $186,919 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $2,222,784 and $2,271,025, respectively.
(c)  Variable rate security. Rate as of December 31, 2006 is disclosed.
(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(e)  Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $407,016 or 1.2% of total net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Mortgage Related                                   33.7%
Treasuries                                         25.3
Asset-Backed Securities                            11.2
Banking                                             6.9
Real Estate Investment Trusts                       5.1
Wirelines                                           4.0
Electric                                            3.9
Technology                                          2.7
Healthcare                                          2.5
Non-Captive Consumer                                2.5
Non-Captive Diversified                             2.4
Brokerage                                           2.4
Media Non-Cable                                     2.1
Railroads                                           2.0
Other, less than 2% each                           15.9

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund


                                                   Principal Amount  Value (+)
                                                   ---------------- -----------

BONDS AND NOTES - 96.1% of Total Net Assets

NON-CONVERTIBLE BONDS - 91.9%

Airlines - 1.7%
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A   USD      3,455,000   $ 3,075,061
                                                                    -----------
Asset-Backed Securities - 1.3%
Community Program Loan Trust, Series 1987-A,
  Class A5, 4.500%, 4/01/2029                           2,500,000     2,356,004
                                                                    -----------
Automotive - 2.8%
Ford Motor Co., 6.375%, 2/01/2029(b)                    2,665,000     1,912,138
Ford Motor Credit Co., 7.375%, 10/28/2009                 150,000       150,320
GMAC Australia, 6.500%, 8/10/2007              AUD        450,000       345,743
GMAC LLC, 5.625%, 5/15/2009                    USD      2,500,000     2,480,262
                                                                    -----------
                                                                      4,888,463
                                                                    -----------
Banking - 10.0%
BAC Capital Trust VI, 5.625%, 3/08/2035                 1,045,000       989,221
Barclays Financial LLC, 4.060%, 9/16/2010,
  144A                                         KRW    940,000,000       988,920
Barclays Financial LLC, Series EMTN, 4.100%,
  3/22/2010, 144A                              THB     71,000,000     1,860,821
Barclays Financial LLC, 4.160%, 2/22/2010,
  144A                                                 70,000,000     1,840,931
Barclays Financial LLC, 4.460%, 9/23/2010,
  144A                                         KRW  1,950,000,000     2,079,790
BNP Paribas SA, Zero Coupon Bond, 6/13/2011,
  144A                                         IDR  7,484,000,000       566,640
Citibank NA, 15.000%, 7/02/2010, 144A          BRL      4,000,000     2,093,967
FleetBoston Financial Corp., 7.375%,
  12/01/2009                                   USD        175,000       184,728
HSBC Bank USA, 3.310%, 8/25/2010, 144A                  2,000,000     2,133,800
JPMorgan Chase & Co., Zero Coupon Bond,
  5/17/2010, 144A                              BRL      8,035,000     2,544,250
JPMorgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A                              IDR  8,972,574,000       694,598
JPMorgan Chase & Co., Zero Coupon Bond,
  3/28/2011, 144A                                   5,376,000,000       416,175
JPMorgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A                                  9,533,078,500       771,135
Wachovia Corp., 3.500%, 8/15/2008              USD        150,000       145,837
Wells Fargo & Co., 6.375%, 8/01/2011                      175,000       183,263
                                                                    -----------
                                                                     17,494,076
                                                                    -----------
Beverages - 0.7%
Cia Brasileira de Bebidas, 8.750%, 9/15/2013            1,025,000     1,194,125
                                                                    -----------
Chemicals - 1.5%
Lubrizol Corp., 6.500%, 10/01/2034                      1,680,000     1,690,569
Methanex Corp., 6.000%, 8/15/2015                         980,000       929,566
                                                                    -----------
                                                                      2,620,135
                                                                    -----------
Electric - 2.1%
Commonwealth Edison Co., 4.700%, 4/15/2015                555,000       517,066
Commonwealth Edison Co., 4.750%, 12/01/2011(c)             61,000        58,875
Commonwealth Edison Co., 5.875%, 2/01/2033              1,180,000     1,146,245
Dominion Resources, Inc., 5.950%, 6/15/2035               385,000       378,505
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                     1,000,000     1,138,811
MidAmerican Energy Holdings Co., 6.125%,
  4/01/2036                                               445,000       448,584
                                                                    -----------
                                                                      3,688,086
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------

BONDS AND NOTES - continued

Entertainment - 1.8%
Time Warner, Inc., 6.500%, 11/15/2036          USD      120,000     $   119,439
Time Warner, Inc., 6.625%, 5/15/2029                    870,000         881,094
Time Warner, Inc., 6.950%, 1/15/2028                    375,000         393,524
Time Warner, Inc., 7.625%, 4/15/2031                    245,000         273,704
Time Warner, Inc., 7.700%, 5/01/2032                    160,000         180,527
Viacom, Inc., Class B, 6.875%, 4/30/2036              1,325,000       1,310,000
                                                                    -----------
                                                                      3,158,288
                                                                    -----------
Financial Other - 0.4%
Petrozuata Finance, Inc., 8.220%, 4/01/2017,
  144A                                                  700,000         698,250
                                                                    -----------
Foreign Local Governments - 11.1%
Province of Alberta, 5.000%, 12/16/2008        CAD    2,000,000       1,742,040
Province of Alberta, 5.930%, 9/16/2016                  487,686         448,396
Province of British Columbia, 6.000%,
  6/09/2008                                           3,775,000       3,318,821
Province of British Columbia, 6.250%,
  12/01/2009                                            290,000         263,046
Province of Manitoba, 5.750%, 6/02/2008               5,575,000       4,882,517
Province of Ontario, 3.875%, 3/08/2008                6,800,000       5,807,946
Province of Ontario, 5.700%, 12/01/2008               3,390,000       2,990,258
                                                                    -----------
                                                                     19,453,024
                                                                    -----------
Government Agencies - 0.2%
Federal National Mortgage Association,
  5.000%, 2/01/2018                            USD      147,107         145,075
Federal National Mortgage Association,
  5.500%, 9/01/2016                                     109,810         110,126
Federal National Mortgage Association,
  6.000%, 10/01/2028                                     30,984          31,337
Federal National Mortgage Association,
  6.500%, 2/01/2011                                       9,201           9,374
                                                                    -----------
                                                                        295,912
                                                                    -----------
Government Owned - No Guarantee - 0.3%
Pemex Project Funding Master Trust, 8.625%,
  2/01/2022                                             500,000         618,000
                                                                    -----------
Healthcare - 0.7%
HCA, Inc., 5.750%, 3/15/2014                          1,000,000         830,000
HCA, Inc., 6.250%, 2/15/2013                            150,000         132,750
HCA, Inc., 7.050%, 12/01/2027                           100,000          75,263
HCA, Inc., Series MTN, 7.750%, 7/15/2036                250,000         200,496
                                                                    -----------
                                                                      1,238,509
                                                                    -----------
Home Construction - 5.4%
Centex Corp., 5.250%, 6/15/2015                         380,000         358,909
Lennar Corp., Series B, 5.600%, 5/31/2015             1,250,000       1,195,225
Lennar Corp., Series B, 6.500%, 4/15/2016               770,000         781,248
Pulte Homes, Inc., 5.200%, 2/15/2015                  1,265,000       1,205,230
Pulte Homes, Inc., 6.000%, 2/15/2035(b)               3,340,000       3,055,178
Pulte Homes, Inc., 6.375%, 5/15/2033                  1,455,000       1,358,477
Toll Brothers Finance Corp., 5.150%, 5/15/2015        1,725,000       1,580,588
                                                                    -----------
                                                                      9,534,855
                                                                    -----------
Independent/Energy - 1.4%
Anadarko Petroleum Corp., 5.950%, 9/15/2016           1,365,000       1,367,857
Anadarko Petroleum Corp., 6.450%, 9/15/2036           1,005,000       1,015,548
XTO Energy, Inc., 6.100%, 4/01/2036                      65,000          63,435
                                                                    -----------
                                                                      2,446,840
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                   Principal Amount Value (+)
                                                   ---------------- ----------

BONDS AND NOTES - continued
Integrated/Energy - 0.3%
Cerro Negro Finance Ltd., 7.900%, 12/01/2020,
  144A                                         USD      500,000     $  485,000
                                                                    ----------
Local Authorities - 0.7%
Michigan Tobacco Settlement Finance
  Authority, 7.309%, 6/01/2034                        1,110,000      1,158,807
                                                                    ----------
Media Cable - 2.6%
Comcast Corp., 5.650%, 6/15/2035                      1,980,000      1,797,319
Comcast Corp., 6.450%, 3/15/2037                      1,265,000      1,265,683
Comcast Corp., 6.500%, 11/15/2035                     1,420,000      1,430,030
                                                                    ----------
                                                                     4,493,032
                                                                    ----------
Media Non-Cable - 1.8%
Clear Channel Communications, Inc., 5.750%,
  1/15/2013                                             250,000        222,317
News America, Inc., 6.200%, 12/15/2034                  950,000        916,954
News America, Inc., 6.400%, 12/15/2035                1,980,000      1,967,000
                                                                    ----------
                                                                     3,106,271
                                                                    ----------
Metals & Mining - 0.1%
Teck Cominco Ltd., 7.000%, 9/15/2012                    100,000        105,747
                                                                    ----------
Mortgage Related - 0.2%
CS First Boston Mortgage Securities Corp.,
  Series 2005-7, Class 3A1, 5.000%, 8/25/2020           409,194        404,242
                                                                    ----------
Non-Captive Consumer - 0.4%
SLM Corp., 6.500%, 6/15/2010                   NZD      970,000        664,752
                                                                    ----------
Non-Captive Diversified - 0.5%
CIT Group, Inc., 6.000%, 4/01/2036             USD      925,000        912,030
                                                                    ----------
Non-Captive Finance - 2.3%
General Electric Capital Corp., 6.500%,
  9/28/2015                                    NZD    5,535,000      3,749,971
General Electric Capital Corp., Series EMTN,
  6.750%, 9/26/2016                                     400,000        279,208
                                                                    ----------
                                                                     4,029,179
                                                                    ----------
Oil Field Services - 0.2%
Pecom Energia SA, 8.125%, 7/15/2010, 144A      USD      332,000        348,600
Weatherford International Ltd., 6.500%,
  8/01/2036                                              60,000         60,232
                                                                    ----------
                                                                       408,832
                                                                    ----------
Paper - 1.7%
Georgia-Pacific Corp., (Timber Group),
  7.250%, 6/01/2028                                   1,500,000      1,455,000
International Paper Co., 4.000%, 4/01/2010              500,000        479,903
International Paper Co., 4.250%, 1/15/2009            1,000,000        978,609
                                                                    ----------
                                                                     2,913,512
                                                                    ----------
Pipelines - 1.4%
Duke Energy Field Service LLC, 6.450%,
  11/03/2036, 144A                                      635,000        652,444
El Paso Corp., 6.375%, 2/01/2009                        125,000        126,250
El Paso Corp., 6.750%, 5/15/2009(b)                     250,000        255,313
El Paso Corp., 6.950%, 6/01/2028                        350,000        348,250
El Paso Corp., 7.000%, 5/15/2011                      1,125,000      1,167,187
                                                                    ----------
                                                                     2,549,444
                                                                    ----------
Property & Casualty Insurance - 1.4%
Allstate Corp., 5.950%, 4/01/2036                       470,000        477,975
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014           65,000         62,545
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015           40,000         39,352

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount   Value (+)
                                                  ----------------  -----------

BONDS AND NOTES - continued
Property & Casualty Insurance - continued
Marsh & McLennan Cos., Inc., 5.875%,
  8/01/2033(b)                                USD     1,900,000     $ 1,730,539
Progressive Corp., 7.000%, 10/01/2013                   150,000         162,683
                                                                    -----------
                                                                      2,473,094
                                                                    -----------
Railroads - 0.6%
Canadian Pacific Railway Ltd., 4.900%,
  6/15/2010, 144A                             CAD     1,000,000         870,969
Missouri Pacific Railroad Co., 5.000%,
  1/01/2045                                   USD       190,000         149,831
                                                                    -----------
                                                                      1,020,800
                                                                    -----------
Real Estate Investment Trusts - 2.0%
Colonial Realty LP, 4.800%, 4/01/2011                 1,840,000       1,769,156
Colonial Realty LP, 5.500%, 10/01/2015                  290,000         282,801
EOP Operating LP, 6.750%, 2/15/2012                     250,000         269,993
Highwoods Realty LP, 7.500%, 4/15/2018                1,075,000       1,194,288
                                                                    -----------
                                                                      3,516,238
                                                                    -----------
Retailers - 0.1%
Target Corp., 5.875%, 3/01/2012                         150,000         154,176
                                                                    -----------
Sovereigns - 12.5%
Canadian Government, 4.250%, 9/01/2008        CAD    10,470,000       9,006,992
Canadian Government, 4.500%, 9/01/2007                4,070,000       3,497,341
Canadian Government, Series WH31, 6.000%,
  6/01/2008                                           2,050,000       1,804,155
Mexican Fixed Rate Bonds, Series M-20,
  8.000%, 12/07/2023                          MXN       140,000(++)   1,350,236
Mexican Fixed Rate Bonds, Series MI-10,
  9.000%, 12/20/2012                                    460,000(++)   4,594,039
Republic of South Africa, 13.000%, 8/31/2010  ZAR    10,135,000       1,661,890
                                                                    -----------
                                                                     21,914,653
                                                                    -----------
Supranational - 5.7%
Inter-American Development Bank, Series
  EMTN, Zero Coupon Bond, 5/11/2009           BRL     9,000,000       3,085,654
Inter-American Development Bank, Series
  EMTN, 6.000%, 12/15/2017                    NZD    10,200,000       6,869,840
                                                                    -----------
                                                                      9,955,494
                                                                    -----------
Technology - 2.3%
Avnet, Inc., 6.000%, 9/01/2015                USD     1,660,000       1,636,758
Avnet, Inc., 6.625%, 9/15/2016                          105,000         107,972
Corning, Inc., 7.250%, 8/15/2036                      1,565,000       1,677,143
Hewlett-Packard Co., 3.625%, 3/15/2008                  150,000         147,159
Samsung Electronics Co. Ltd., 7.700%,
  10/01/2027, 144A                                      500,000         533,641
                                                                    -----------
                                                                      4,102,673
                                                                    -----------
Textile - 0.5%
Kellwood Co., 7.625%, 10/15/2017                      1,000,000         914,000
                                                                    -----------
Transportation Services - 2.2%
American President Cos., Ltd., 8.000%,
  1/15/2024(c)                                          100,000          94,060
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014(d)                                        3,429,237       3,772,161
                                                                    -----------
                                                                      3,866,221
                                                                    -----------
Treasuries - 2.4%
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)             3,915,000       4,193,638
                                                                    -----------
Wireless - 0.7%
America Movil SA de CV, 4.125%, 3/01/2009               500,000         486,528

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                  Principal Amount  Value (+)
                                                  ---------------- ------------

BONDS AND NOTES - continued
Wireless - continued
Motorola, Inc., 5.220%, 10/01/2097            USD    1,000,000     $    807,920
                                                                   ------------
                                                                      1,294,448
                                                                   ------------
Wirelines - 7.9%
AT&T Corp., 6.500%, 3/15/2029(b)                     1,310,000        1,307,549
AT&T, Inc., 6.150%, 9/15/2034                          545,000          536,044
BellSouth Corp., 6.000%, 11/15/2034                  1,875,000        1,800,212
GTE Corp., 6.940%, 4/15/2028                            50,000           52,421
New England Telephone & Telegraph, 7.875%,
  11/15/2029                                           570,000          621,909
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                           500,000          467,500
Telefonica Emisiones SAU, 7.045%, 6/20/2036          4,075,000        4,328,331
Verizon Communications, 5.850%, 9/15/2035            3,715,000        3,558,030
Verizon Maryland, Inc., 5.125%, 6/15/2033              290,000          237,904
Verizon New York, Inc., Series B, 7.375%,
  4/01/2032                                            965,000          996,374
                                                                   ------------
                                                                     13,906,274
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $153,733,498)                                      161,302,185
                                                                   ------------
CONVERTIBLE BONDS - 4.2%
Banking - 1.7%
Wells Fargo & Co., 5.121%, 5/01/2033(b)(e)           2,960,000        2,969,561
                                                                   ------------
Independent/Energy - 0.5%
Devon Energy Corp., 4.900%, 8/15/2008                  200,000          277,000
Devon Energy Corp., 4.950%, 8/15/2008                  500,000          692,500
                                                                   ------------
                                                                        969,500
                                                                   ------------
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co., 4.860%,
  9/15/2023(e)                                       2,800,000        2,800,000
Watson Pharmaceuticals, Inc., 1.750%,
  3/15/2023                                            125,000          115,312
                                                                   ------------
                                                                      2,915,312
                                                                   ------------
Technology - 0.3%
Avnet, Inc., 2.000%, 3/15/2034                         430,000          432,688
Maxtor Corp., 5.750%, 3/01/2012(c)                      65,000           61,750
Richardson Electric Ltd., 7.750%,
  12/15/2011, 144A(b)                                   44,000           43,065
                                                                   ------------
                                                                        537,503
                                                                   ------------
Transportation Services - 0.0%
Builders Transportation, Inc., 6.500%,
  5/01/2011(d)                                         129,000               --
                                                                   ------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $7,126,491)                                          7,391,876
                                                                   ------------

TOTAL BONDS AND NOTES                                               168,694,061
                                                                   ------------
(Identified Cost $160,859,989)

                                                       Shares
                                                  ----------------

PREFERRED STOCKS - 1.9%

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%

Electric - 0.2%
Connecticut Light & Power Co., 2.200%                      263            9,435
MDU Resources Group, Inc., 5.100%                          500           49,922
Public Service Electric & Gas Co., 4.080%(b)               400           32,600

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Shares        Value (+)
                                               ---------------- ------------

PREFERRED STOCKS - continued
Electric - continued
San Diego Gas & Electric Co., 4.500%                     100    $      1,775
Union Electric Co., 4.500%(b)                          3,160         270,180
                                                                ------------
                                                                     363,912
                                                                ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $238,297)                                         363,912
                                                                ------------

CONVERTIBLE PREFERRED STOCKS - 1.7%

Consumer Products - 0.9%
Newell Financial Trust I, 5.250%, 12/01/2027          33,050       1,574,007
                                                                ------------
Insurance - 0.8%
Travelers Property Casualty Corp., 4.500%,
  4/15/2032(b)                                        52,700       1,377,577
                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $2,487,515)                                     2,951,584
                                                                ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $2,725,812)                                     3,315,496
                                                                ------------
                                               Principal Amount
                                               ----------------
SHORT-TERM INVESTMENTS - 7.4%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated 12/29/06
  at 4.250% to be repurchased at $1,455,687
  on 1/02/07 collateralized by $1,270,000
  U.S. Treasury Bond, 6.250% due 8/15/23 with
  a value of $1,487,651(f)                       $ 1,455,000       1,455,000
                                                                ------------
                                                    Shares
                                               ----------------
State Street Securities Lending Quality
  Trust(g)                                        11,602,769      11,602,769
                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $13,057,769)                                   13,057,769
                                                                ------------

TOTAL INVESTMENTS - 105.4%
  (Identified Cost $176,643,570)(a)                              185,067,326
Other assets less liabilities--(5.4)%                             (9,422,748)
                                                                ------------

TOTAL NET ASSETS - 100.0%                                       $175,644,578
                                                                ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++)Amount shown represents units.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
    At December 31, 2006, the unrealized appreciation on investments based on cost of $177,433,682 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                 $ 9,838,200
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                                (2,204,556)
                                                               -----------
    Net unrealized appreciation                                $ 7,633,644
                                                               -----------

    At September 30, 2006, the Fund had a capital loss carryover of approximately $309,092 all of which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $11,342,877 and $11,602,769, respectively.

(c) Illiquid Security. At December 31, 2006, the value of these securities was $214,685 or 0.12% of net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(d)  Non-income producing.
(e)  Variable rate security. Rate as of December 31, 2006 is disclosed.
(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(g)  Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $22,045,613 or 12.6% of total net assets.

     Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD:
     Canadian Dollar; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN:
     Mexican Peso; NZD: New Zealand Dollar; THB: Thailand Baht; USD: United States Dollar; ZAR: South African Rand

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns                                         12.5%
Banking                                            11.7
Foreign Local Governments                          11.1
Wirelines                                           7.9
Supranational                                       5.7
Home Construction                                   5.4
Automotive                                          2.8
Media Cable                                         2.6
Technology                                          2.6
Treasuries                                          2.4
Electric                                            2.3
Non-Captive Finance                                 2.3
Transportation Services                             2.2
Real Estate Investment Trusts                       2.0
Other, less than 2% each                           24.5

CURRENCY EXPOSURE AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar                               57.5%
Canadian Dollar                                    19.7
New Zealand Dollar                                  6.6
Brazilian Real                                      4.4
Mexican Peso                                        3.4
Thailand Baht                                       2.1
Other less than 2% each                             4.3

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Securitized Asset Fund


                                               Principal Amount  Value (+)
                                               ---------------- ----------

BONDS AND NOTES - 98.6% of Total Net Assets

NON-CONVERTIBLE BONDS - 98.6%
Asset-Backed Securities - 4.4%
Chase Issuance Trust, Series 2005-A9, Class
  A9, 5.370%, 11/15/2011(b)                       $  500,000    $  500,433
CNH Equipment Trust, Series 2004-A, Class
  A4B, 3.480%, 9/15/2011                             170,000       166,380
Countrywide Alternative Loan Trust, Series
  2006-15CB, Class A1, 6.500%, 6/25/2036             721,416       728,401
Countrywide Alternative Loan Trust, Series
  2006-J5, Class 4A1, 6.042%, 7/25/2021(b)         1,929,708     1,941,627
Countrywide Asset-Backed Certificates, Series
  2004-S1, Class A3, 4.615%, 2/25/2035               420,000       406,518
Countrywide Asset-Backed Certificates, Series
  2006-S1, Class A2, 5.549%, 8/25/2021               200,000       199,378
Countrywide Asset-Backed Certificates, Series
  2006-S7, Class A3, 5.712%, 11/25/2035(b)(c)      2,355,000     2,349,378
Countrywide Asset-Backed Certificates, Series
  2006-S3, Class A3, 6.287%, 6/25/2021               660,000       670,872
Residential Asset Mortgage Products, Inc.,
  Series 2004-RZ1, Class AI5, 4.070%,
  7/25/2032                                          800,000       780,474
                                                                ----------
                                                                 7,743,461
                                                                ----------
Auto Loan - 0.1%
Nissan Auto Receivables Owner Trust, Series
  2005-A, Class A4, 3.820%, 7/15/2010                100,000        98,164
                                                                ----------
Hybrid ARMs - 3.3%
Countrywide Home Loans, Series 2004-HYB5,
  Class 6A2, 5.459%, 4/20/2035(b)                  1,033,876     1,032,099
Federal Home Loan Mortgage Corp., Series
  2912, Class EH, 5.500%, 1/15/2035(c)             2,797,000     2,755,046
Morgan Stanley Mortgage Loan Trust, Series
  2005-3AR, Class 5A, 5.590%, 7/25/2035(b)         1,012,986       998,739
Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C16, Class A2, 4.380%,
  10/15/2041                                         100,000        97,628
Washington Mutual, Series 2004-AR7, Class
  A2A, 3.537%, 7/25/2034(b)                          416,696       415,321
Wells Fargo Mortgage Backed Securities Trust,
  Series 2005-AR16, Class 3A2, 4.996%,
  10/25/2035(b)                                      501,092       498,051
                                                                ----------
                                                                 5,796,884
                                                                ----------
Mortgage Related - 90.8%
Banc of America Commercial Mortgage, Inc.,
  Series 2005-6, Class A2, 5.165%,
  9/10/2047(b)                                       120,000       119,790
Banc of America Commercial Mortgage, Inc.,
  Series 2005-6, Class A4, 5.180%,
  9/10/2047(b)                                       189,000       187,802
Banc of America Commercial Mortgage, Inc.,
  Series 2006-4, Class A2, 5.522%, 7/10/2046         460,000       465,008
Bank of America--First Union NB Commercial
  Mortgage, Series 2001-3, Class A2, 5.464%,
  4/11/2037                                          430,000       433,502
Bear Stearns Commercial Mortgage Securities,
  Series 2001-TOP2, Class A2, 6.480%,
  2/15/2035                                          175,000       182,705
Bear Stearns Commercial Mortgage Securities,
  Series 2005-PW10, Class A2, 5.270%,
  12/11/2040                                       1,000,000     1,001,444
Bear Stearns Commercial Mortgage Securities,
  Series 2005-T18, Class A2, 4.556%,
  2/13/2042(b)                                       171,000       167,887
Bear Stearns Commercial Mortgage Securities,
  Series 2006-PW12, Class A2, 5.688%,
  9/11/2038(b)                                     1,000,000     1,016,278

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                               Principal Amount  Value (+)
                                               ---------------- -----------

BONDS AND NOTES - continued
Mortgage Related - continued
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, Series 2006-CD2, Class A2, 5.408%,
  1/15/2046                                      $   367,000    $   369,180
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, Series 2006-CD3, Class A5, 5.617%,
  10/15/2048                                       5,000,000      5,093,551
Commercial Mortgage Pass Through
  Certificates, Series 2006-C7, Class A4,
  5.769%, 6/10/2046(b)                               250,000        259,060
CS First Boston Mortgage Securities Corp.,
  Series 2005-7, Class 3A1, 5.000%, 8/25/2020        396,918        392,115
Federal Home Loan Bank, Zero Coupon, 1/11/2007       950,000        948,915
Federal Home Loan Mortgage Corp., 4.500%,
  8/01/2020                                           95,728         92,274
Federal Home Loan Mortgage Corp., 4.500%,
  3/01/2021                                          117,108        112,846
Federal Home Loan Mortgage Corp., 4.500%,
  3/01/2021                                          192,522        185,756
Federal Home Loan Mortgage Corp., 4.500%,
  6/01/2021                                        4,711,840      4,541,853
Federal Home Loan Mortgage Corp., 4.500%,
  10/01/2035                                         288,505        270,354
Federal Home Loan Mortgage Corp., 4.500%,
  11/01/2035                                         128,106        120,047
Federal Home Loan Mortgage Corp., 4.589%,
  1/01/2035(b)                                     1,188,188      1,196,050
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2020                                           78,480         77,191
Federal Home Loan Mortgage Corp., 5.000%,
  10/01/2020                                         464,008        455,897
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2035                                          755,402        729,127
Federal Home Loan Mortgage Corp., 5.000%,
  9/01/2035(c)                                       946,011        913,106
Federal Home Loan Mortgage Corp., 5.000%,
  12/01/2035                                         191,125        184,478
Federal Home Loan Mortgage Corp., 5.000%,
  2/01/2036                                          739,824        714,091
Federal Home Loan Mortgage Corp., 5.000%,
  2/01/2036                                          493,341        476,181
Federal Home Loan Mortgage Corp., 5.000%,
  3/01/2036                                          478,152        461,317
Federal Home Loan Mortgage Corp., 5.000%,
  3/01/2036                                          102,334         98,731
Federal Home Loan Mortgage Corp., 5.000%,
  3/01/2036                                          396,123        382,177
Federal Home Loan Mortgage Corp., 5.000%,
  4/01/2036                                          189,556        182,882
Federal Home Loan Mortgage Corp., 5.000%,
  4/01/2036                                          291,731        281,460
Federal Home Loan Mortgage Corp., 5.000%,
  5/01/2036                                        1,485,785      1,433,473
Federal Home Loan Mortgage Corp., 5.000%,
  5/01/2036                                          487,721        470,549
Federal Home Loan Mortgage Corp., 5.000%,
  6/01/2036                                          743,837        717,648
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2036                                        1,233,461      1,190,033
Federal Home Loan Mortgage Corp., 5.000%,
  11/01/2036                                       1,498,271      1,445,519
Federal Home Loan Mortgage Corp., 5.500%,
  9/01/2021                                       11,200,001     11,191,368
Federal Home Loan Mortgage Corp., 5.500%,
  12/01/2021                                       1,000,000        999,229
Federal Home Loan Mortgage Corp., 5.500%,
  5/01/2035                                          552,367        546,377
Federal Home Loan Mortgage Corp., 5.500%,
  7/01/2036                                          962,095        951,372
Federal Home Loan Mortgage Corp., 5.500%,
  11/01/2036                                         747,445        739,114
Federal Home Loan Mortgage Corp., 5.500%,
  12/01/2036                                       3,000,000      2,966,563
Federal Home Loan Mortgage Corp., 5.500%,
  12/01/2036                                      10,000,001      9,888,542
Federal Home Loan Mortgage Corp., 6.000%,
  9/01/2036(c)                                     4,908,061      4,944,360
Federal Home Loan Mortgage Corp., 6.500%,
  7/01/2021                                          901,799        922,203
Federal Home Loan Mortgage Corp., 6.500%,
  4/01/2036                                          263,916        268,809
Federal National Mortgage Association,
  4.500%, 7/01/2020                                1,225,778      1,183,933
Federal National Mortgage Association,
  4.500%, 3/01/2021                                  775,338        747,845
Federal National Mortgage Association,
  4.500%, 4/01/2021                                  190,609        183,850
Federal National Mortgage Association,
  4.500%, 8/01/2035                                6,400,338      5,999,522
Federal National Mortgage Association,
  4.500%, 10/01/2035                                 968,068        907,443

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                               Principal Amount  Value (+)
                                               ---------------- ----------

BONDS AND NOTES - continued
Mortgage Related - continued
Federal National Mortgage Association,
  4.500%, 12/01/2035                              $   91,852    $   86,100
Federal National Mortgage Association,
  5.000%, 11/01/2020                                  96,753        95,118
Federal National Mortgage Association,
  5.000%, 9/01/2036                                  194,317       187,596
Federal National Mortgage Association,
  5.000%, 10/01/2036                               2,992,923     2,889,418
Federal National Mortgage Association,
  5.000%, 11/01/2036                               2,996,643     2,893,009
Federal National Mortgage Association,
  5.000%, 11/01/2036(c)                            8,640,616     8,341,794
Federal National Mortgage Association (TBA),
  5.500%, 12/01/2033(d)                            4,400,000     4,347,750
Federal National Mortgage Association,
  5.500%, 5/01/2035                                  185,550       183,430
Federal National Mortgage Association,
  5.500%, 12/01/2035                                 283,112       279,878
Federal National Mortgage Association,
  5.500%, 2/01/2036                                  195,508       193,207
Federal National Mortgage Association,
  5.500%, 4/01/2036                                2,915,717     2,882,415
Federal National Mortgage Association,
  5.500%, 4/01/2036                                  191,688       189,432
Federal National Mortgage Association,
  5.500%, 4/01/2036                                  486,640       480,912
Federal National Mortgage Association,
  5.500%, 4/01/2036                                  481,815       476,143
Federal National Mortgage Association,
  5.500%, 4/01/2036                                   96,366        95,232
Federal National Mortgage Association,
  5.500%, 5/01/2036                                  734,154       725,512
Federal National Mortgage Association,
  5.500%, 5/01/2036                                  746,780       737,990
Federal National Mortgage Association,
  5.500%, 5/01/2036                                  484,101       478,403
Federal National Mortgage Association,
  5.500%, 6/01/2036                                4,961,889     4,903,484
Federal National Mortgage Association,
  5.500%, 6/01/2036                                1,705,156     1,685,085
Federal National Mortgage Association,
  5.500%, 6/01/2036                                  726,062       717,516
Federal National Mortgage Association,
  5.500%, 6/01/2036                                  972,754       961,304
Federal National Mortgage Association,
  5.500%, 7/01/2036                                  497,599       491,742
Federal National Mortgage Association,
  5.500%, 8/01/2036                                  738,108       729,420
Federal National Mortgage Association,
  5.500%, 8/01/2036                                  993,588       981,893
Federal National Mortgage Association,
  5.500%, 8/01/2036                                  792,847       783,515
Federal National Mortgage Association,
  5.500%, 9/01/2036(c)                             1,981,074     1,957,755
Federal National Mortgage Association,
  5.500%, 10/01/2036                               2,893,921     2,859,857
Federal National Mortgage Association,
  5.500%, 10/01/2036                               1,200,000     1,185,875
Federal National Mortgage Association,
  5.500%, 11/01/2036(c)                            2,994,977     2,959,724
Federal National Mortgage Association,
  5.500%, 12/01/2036                               1,500,000     1,482,344
Federal National Mortgage Association,
  5.500%, 12/01/2036                               2,025,000     2,001,164
Federal National Mortgage Association,
  5.500%, 1/01/2037(c)                             3,300,000     3,261,156
Federal National Mortgage Association,
  6.000%, 10/01/2034                                  97,354        98,084

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                               Principal Amount  Value (+)
                                               ---------------- ----------

BONDS AND NOTES - continued
Mortgage Related - continued
Federal National Mortgage Association,
  6.000%, 4/01/2036                               $  396,710    $  399,396
Federal National Mortgage Association,
  6.000%, 6/01/2036                                6,353,649     6,396,668
Federal National Mortgage Association,
  6.000%, 9/01/2036                                1,419,306     1,428,916
Federal National Mortgage Association,
  6.000%, 11/01/2036                               4,966,841     5,000,471
Federal National Mortgage Association,
  6.500%, 4/01/2036                                  624,261       636,031
Federal National Mortgage Association,
  6.500%, 5/01/2036                                1,128,866     1,150,150
Federal National Mortgage Association,
  6.500%, 7/01/2036                                  448,885       457,349
Federal National Mortgage Association,
  6.500%, 8/01/2036                                  480,886       489,953
Federal National Mortgage Association,
  7.000%, 10/01/2036                                 404,126       414,819
Government National Mortgage Association,
  5.500%, 12/15/2035                                 456,906       454,819
Government National Mortgage Association,
  5.500%, 3/15/2036                                  118,846       118,275
Government National Mortgage Association,
  5.500%, 9/15/2036                                2,750,000     2,736,781
Government National Mortgage Association,
  6.000%, 6/15/2036                                  246,666       250,105
Government National Mortgage Association,
  6.000%, 7/15/2036                                  482,696       489,426
Government National Mortgage Association,
  6.500%, 9/15/2036                                1,430,602     1,467,813
Government National Mortgage Association,
  6.500%, 12/15/2036                               1,375,000     1,410,765
Greenwich Capital Commercial Funding Corp.,
  Series 2005-GG5, Class A2, 5.117%, 4/10/2037       120,000       119,573
GS Mortgage Securities Corp. II, Series
  2004-GG2, Class A6, 5.396%, 8/10/2038(b)           125,000       125,475
GS Mortgage Securities Corp. II, Series
  2006-GG6, Class A2, 5.506%, 4/10/2038(b)           500,000       504,748
JP Morgan Chase Commercial Mortgage
  Securities Corp. Series 2001-CIBC, Class
  A3, 6.260%, 3/15/2033                              189,386       195,212
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2006-LDP7, Class A2, 5.862%,
  4/15/2045(b)                                       450,000       462,177
LB UBS Commercial Mortgage Trust, Series
  2005-C3, Class A3, 4.647%, 7/15/2030               275,000       268,324
LB-UBS Commercial Mortgage Trust, Series
  2006-C7, Class A2, 5.300%, 11/15/2038            2,115,000     2,120,680
Merrill Lynch Mortgage Trust, Series 2006-C1,
  Class A2, 5.615%, 5/12/2039(b)                   1,000,000     1,016,393
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-1, Class A4, 5.435%,
  2/12/2039(b)                                     1,000,000     1,012,017
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-2, Class A4, 5.910%,
  6/12/2046(b)                                       250,000       261,264
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-3, Class A4, 5.414%,
  7/12/2046(b)                                     1,000,000     1,003,415
Morgan Stanley Capital I, Series 2005-T19,
  Class A4A, 4.890%, 6/12/2047                        87,000        84,495

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                               Principal Amount   Value (+)
                                               ---------------- ------------

BONDS AND NOTES - continued
Mortgage Related - continued
Morgan Stanley Capital I, Series 2006-T23,
  Class A2, 5.741%, 8/12/2041(b)                  $  200,000    $    204,510
Residential Accredit Loans, Inc., Series
  2006-QS13, Class 2A1, 5.750%, 9/25/2021            979,667         982,179
Residential Accredit Loans, Inc., Series
  2006-QS18, Class 3A3, 5.750%, 12/25/2021         3,300,000       3,295,360
Washington Mutual Mortgage Pass-Through
  Certificates, Series 2003-AR5, Class A6,
  3.695%, 6/25/2033(b)                             1,000,000         978,482
                                                                ------------
                                                                 158,370,105
                                                                ------------
TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $171,399,885)                                   172,008,614
                                                                ------------
TOTAL BONDS AND NOTES
(Identified Cost $171,399,885)                                   172,008,614
                                                                ------------
SHORT-TERM INVESTMENTS - 7.3%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated 12/29/06
  at 4.250% to be repurchased at $5,375,537
  on 1/02/07 collateralized by $3,880,000
  U.S. Treasury Bond, 8.750% due 8/15/20 with
  a value of $5,480,473(e)                         5,373,000       5,373,000
                                                                ------------
U.S. Treasury Bill, 4.429%, 1/11/2007(f)           7,400,000       7,391,805
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,764,805)                                     12,764,805
                                                                ------------
TOTAL INVESTMENTS - 105.9%
(Identified Cost $184,164,690)(a)                                184,773,419
Other assets less liabilities--(5.9)%                            (10,265,650)
                                                                ------------

TOTAL NET ASSETS - 100.0%                                       $174,507,769
                                                                ------------
--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):
    At December 31, 2006, the unrealized appreciation on investments based on cost of $184,164,621 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost                                                 $ 952,130
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                (343,332)
                                                                ---------
     Net unrealized appreciation                                $ 608,798
                                                                ---------

(b) Variable rate security. Rate as of December 31, 2006 is disclosed.
(c) All or a portion of this security has been segregated to cover requirements on TBA obligations.
(d) Delayed delivery.
(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(f) Interest rate represents annualized yield at time of purchase; not a coupon rate.
ARM Adjustable Rate Mortgage.
TBA To Be Announced.

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)


Mortgage Related                                   90.8%

Asset-Backed Securities                             4.4

Hybrid ARMs                                         3.3

Others, Less than 2% each                           0.1

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Small Cap Value Fund


                                                        Shares   Value (+)
                                                        ------- -----------

COMMON STOCKS - 95.7% of Total Net Assets

Aerospace & Defense - 1.0
Moog, Inc., Class A(b)(c)                               231,250 $ 8,831,438
                                                                -----------

Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.(b)                                  110,575   3,306,193
                                                                -----------

Auto Components - 0.5%
Gentex Corp.(b)                                         270,475   4,208,591
                                                                -----------

Automobiles - 0.4%
Winnebago Industries, Inc.(b)                           108,625   3,574,849
                                                                -----------

Building Products - 1.7%
Armstrong World Industries, Inc.(b)(c)                  100,800   4,272,912
Griffon Corp.(b)(c)                                     288,400   7,354,200
Lennox International, Inc.                              104,600   3,201,806
                                                                -----------
                                                                 14,828,918
                                                                -----------
Capital Markets - 0.5%
Penson Worldwide, Inc.(c)                                59,500   1,630,895
Stifel Financial Corp.(b)(c)                             76,975   3,019,729
                                                                -----------
                                                                  4,650,624
                                                                -----------
Chemicals - 3.0%
Cytec Industries, Inc.(b)                               106,875   6,039,506
FMC Corp.(b)                                             72,825   5,574,754
MacDermid, Inc.(b)                                      145,275   4,953,878
Minerals Technologies, Inc.(b)                           74,975   4,407,780
Spartech Corp.(b)                                       171,900   4,507,218
                                                                -----------
                                                                 25,483,136
                                                                -----------
Commercial Banks - 8.4%
Alabama National Bancorp(b)                              88,525   6,084,323
Centerstate Banks of Florida, Inc.(b)                   179,875   3,759,388
Community Bancorp(b)(c)                                 108,700   3,281,653
CVB Financial Corp.(b)                                  273,411   3,953,523
East West Bancorp, Inc.(b)                              181,825   6,440,241
First Charter Corp.(b)                                  203,825   5,014,095
First Midwest Bancorp, Inc.(b)                          195,525   7,562,907
First State Bancorporation(b)                           285,102   7,056,274
IBERIABANK Corp.(b)                                      64,569   3,812,799
Independent Bank Corp.(b)                               120,671   3,051,770
Midwest Banc Holdings, Inc.(b)                           67,025   1,591,844
Pennsylvania Commerce Bancorp, Inc.(b)(c)                95,525   2,512,308
PrivateBankcorp, Inc.(b)                                 85,325   3,552,080
Signature Bank(b)(c)                                    200,800   6,220,784
Sterling Bancshares, Inc.(b)                            349,088   4,545,119
United Community Banks, Inc.(b)                         108,200   3,497,024
                                                                -----------
                                                                 71,936,132
                                                                -----------
Commercial Services & Supplies - 4.0%
American Ecology Corp.(b)                               185,375   3,431,291
McGrath Rentcorp.(b)                                    271,200   8,306,856

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                        Shares   Value (+)
                                                        ------- -----------

COMMON STOCKS - continued

Commercial Services & Supplies - continued
Navigant Consulting, Inc.(b)(c)                         304,175 $ 6,010,498
Rollins, Inc.(b)                                        397,950   8,798,674
Standard Parking Corp.(b)(c)                             32,775   1,258,888
Waste Connections, Inc.(b)(c)                           158,625   6,590,869
                                                                -----------
                                                                 34,397,076
                                                                -----------
Communications Equipment - 3.3%
ADTRAN, Inc.(b)                                         187,050   4,246,035
Anaren, Inc.(b)(c)                                      209,800   3,726,048
CommScope, Inc.(b)(c)                                   285,125   8,690,610
Comtech Telecommunications Corp.(b)(c)                  108,925   4,146,775
Sirenza Microdevices, Inc.(b)(c)                        301,900   2,372,934
Stratex Networks, Inc.(b)(c)                            479,547   2,316,212
Tekelec(b)(c)                                           203,375   3,016,051
                                                                -----------
                                                                 28,514,665
                                                                -----------
Computers & Peripherals - 1.6%
Electronics for Imaging, Inc.(b)(c)                     268,250   7,130,085
Hutchinson Technology, Inc.(b)(c)                        94,075   2,217,348
Imation Corp.(b)                                         99,850   4,636,035
                                                                -----------
                                                                 13,983,468
                                                                -----------
Construction & Engineering - 1.9%
Insituform Technologies, Inc., Class A(b)(c)            303,000   7,835,580
Michael Baker Corp.(b)(c)                               161,675   3,661,939
Washington Group International, Inc.(b)(c)               75,050   4,487,239
                                                                -----------
                                                                 15,984,758
                                                                -----------
Construction Materials - 1.0%
Eagle Materials, Inc.(b)                                 57,500   2,485,725
Texas Industries, Inc.(b)                                99,425   6,386,068
                                                                -----------
                                                                  8,871,793
                                                                -----------
Consumer Finance - 3.1%
Advanta Corp., Class B(b)                               255,280  11,137,866
Dollar Financial Corp.(b)(c)                            278,975   7,772,243
First Cash Financial Services, Inc.(b)(c)               298,650   7,726,076
                                                                -----------
                                                                 26,636,185
                                                                -----------
Containers & Packaging - 0.7%
Rock-Tenn Co., Class A(b)                               223,925   6,070,607
                                                                -----------

Diversified Consumer Services - 0.6%
Vertrue, Inc.(b)(c)                                     128,200   4,924,162
                                                                -----------
Diversified Financial Services - 0.7%
Genesis Lease Ltd., ADR(b)(c)                           192,425   4,521,988
Medallion Financial Corp.(b)                            125,500   1,552,435
                                                                -----------
                                                                  6,074,423
                                                                -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                                 Value (+)
                                                        Shares  -----------

COMMON STOCKS - continued

Diversified Telecommunications Services - 0.8%
Commonwealth Telephone Enterprises, Inc.(b)              69,925 $ 2,927,061
Iowa Telecommunications Services, Inc.(b)               199,575   3,933,623
                                                                -----------
                                                                  6,860,684
                                                                -----------
Electric Utilities - 1.4%
ALLETE, Inc.(b)                                          92,983   4,327,429
ITC Holdings Corp.(b)                                    91,800   3,662,820
Portland General Electric Co.(b)                        146,425   3,990,081
                                                                -----------
                                                                 11,980,330
                                                                -----------
Electrical Equipment - 3.0%
General Cable Corp.(b)(c)                               167,700   7,330,167
Hubbell, Inc., Class B(b)                               136,575   6,174,556
II-VI, Inc.(b)(c)                                       294,500   8,228,330
Lamson & Sessions Co. (The)(b)(c)                       162,125   3,933,152
                                                                -----------
                                                                 25,666,205
                                                                -----------
Electronic Equipment & Instruments - 2.9%
Anixter International, Inc.(b)(c)                       119,725   6,501,068
Daktronics, Inc.(b)                                      63,075   2,324,314
Excel Technology, Inc.(c)                               125,219   3,204,354
FARO Technologies, Inc.(b)(c)                            42,475   1,021,099
Keithley Instruments, Inc.                              251,875   3,312,156
Littelfuse, Inc.(b)(c)                                  135,975   4,334,883
Rofin-Sinar Technologies, Inc.(b)(c)                     72,850   4,404,511
                                                                -----------
                                                                 25,102,385
                                                                -----------
Energy Equipment & Services - 1.6%
Dresser-Rand Group, Inc.(b)(c)                          187,550   4,589,348
FMC Technologies, Inc.(c)                                76,925   4,740,888
Universal Compression Holdings, Inc.(b)(c)               63,275   3,930,010
                                                                -----------
                                                                 13,260,246
                                                                -----------
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.(b)                         168,350   3,964,643
Smart & Final, Inc.(b)(c)                               313,075   5,917,117
Winn-Dixie Stores, Inc.(c)                              295,800   3,993,300
                                                                -----------
                                                                 13,875,060
                                                                -----------
Food Products - 1.2%
J & J Snack Foods Corp.                                 102,532   4,244,825
Ralcorp Holdings, Inc.(b)(c)                            117,550   5,982,119
                                                                -----------
                                                                 10,226,944
                                                                -----------
Gas Utilities - 1.8%
ONEOK, Inc.                                              79,625   3,433,430
UGI Corp.                                               436,975  11,920,678
                                                                -----------
                                                                 15,354,108
                                                                -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                        Shares   Value (+)
                                                        ------- -----------

COMMON STOCKS - continued

Healthcare Equipment & Supplies - 1.2%
Arrow International, Inc.(b)                            173,900 $ 6,152,582
West Pharmaceutical Services, Inc.(b)                    78,500   4,021,555
                                                                -----------
                                                                 10,174,137
                                                                -----------
Healthcare Providers & Services - 1.2%
Healthspring, Inc.(c)                                   290,450   5,910,657
Option Care, Inc.(b)                                    323,550   4,610,588
                                                                -----------
                                                                 10,521,245
                                                                -----------
Hotels, Restaurants & Leisure - 2.8%
Bob Evans Farms, Inc.(b)                                196,175   6,713,108
CEC Entertainment, Inc.(c)                              248,275   9,993,069
Morton's Restaurant Group, Inc.(b)(c)                   224,075   3,730,849
Trump Entertainment Resorts, Inc.(b)(c)                 181,525   3,311,016
                                                                -----------
                                                                 23,748,042
                                                                -----------
Household Durables - 0.5%
Sealy Corp.(b)                                          272,025   4,012,369
                                                                -----------

Insurance - 6.2%
American Equity Investment Life Holding Co.(b)          473,050   6,163,841
Delphi Financial Group, Inc.(b)                         191,212   7,736,438
First Mercury Financial Corp.(c)                        209,350   4,923,912
Midland Co. (The)(b)                                     81,718   3,428,070
National Financial Partners Corp.(b)                    188,575   8,291,643
Navigators Group, Inc.(c)                               121,325   5,845,439
Protective Life Corp.                                    86,350   4,101,625
RLI Corp.(b)                                            126,325   7,127,256
United Fire & Casualty Co.(b)                           160,075   5,642,644
                                                                -----------
                                                                 53,260,868
                                                                -----------
Internet Software & Services - 0.7%
Digitas, Inc.(c)                                        421,900   5,657,679
                                                                -----------

IT Services - 2.2%
Perot Systems Corp., Class A(b)(c)                      429,675   7,042,373
Wright Express Corp.(b)(c)                              375,900  11,716,803
                                                                -----------
                                                                 18,759,176
                                                                -----------
Life Science Tools & Services - 0.3%
PerkinElmer, Inc.                                       104,375   2,320,256
                                                                -----------

Machinery - 5.4%
Actuant Corp., Class A(b)                               138,100   6,580,465
Albany International Corp., Class A(b)                  172,075   5,662,988
Barnes Group, Inc.(b)                                   289,075   6,287,381
Commercial Vehicle Group, Inc.(c)                       190,475   4,152,355
ESCO Technologies, Inc.(b)(c)                            34,350   1,560,864
Harsco Corp.                                             77,950   5,931,995
IDEX Corp.                                               62,500   2,963,125

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                        Shares   Value (+)
                                                        ------- -----------

COMMON STOCKS - continued

Machinery - continued
L.B. Foster Co., Class A(b)(c)                          126,050 $ 3,265,956
Nordson Corp.(b)                                         72,175   3,596,480
RBC Bearings, Inc.(c)                                   200,708   5,752,292
                                                                -----------
                                                                 45,753,901
                                                                -----------
Media - 4.4%
4Kids Entertainment, Inc.(b)(c)                          97,550   1,777,361
Alloy, Inc.(c)                                          348,650   4,012,961
Harte-Hanks, Inc.(b)                                    208,575   5,779,613
Interactive Data Corp.                                  111,550   2,681,662
John Wiley & Sons, Inc., Class A(b)                     200,600   7,717,082
Journal Communications, Inc., Class A(b)                446,475   5,630,050
Live Nation, Inc.(b)(c)                                 437,925   9,809,520
                                                                -----------
                                                                 37,408,249
                                                                -----------
Metals & Mining - 1.4%
Chaparral Steel Co.                                     146,075   6,466,740
Reliance Steel & Aluminum Co.(b)                        144,625   5,695,333
                                                                -----------
                                                                 12,162,073
                                                                -----------
Multi-Utilities & Unregulated Power - 1.0%
NorthWestern Corp.(b)                                   232,350   8,220,543
                                                                -----------
Multiline Retail - 0.7%
Big Lots, Inc.(b)(c)                                     61,000   1,398,120
Dollar Tree Stores, Inc.(b)(c)                          163,300   4,915,330
                                                                -----------
                                                                  6,313,450
                                                                -----------
Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc.(b)(c)                     206,025   2,931,736
ATP Oil & Gas Corp.(c)                                  102,100   4,040,097
Denbury Resources, Inc.(b)(c)                           140,075   3,892,684
Helix Energy Solutions Group, Inc.(b)(c)                263,847   8,276,880
Mariner Energy, Inc.(b)(c)                              292,425   5,731,530
                                                                -----------
                                                                 24,872,927
                                                                -----------
Personal Products - 0.5%
Alberto-Culver Co.(b)                                   204,000   4,375,800
                                                                -----------
Real Estate - 6.3%
BioMed Realty Trust, Inc. REIT                          245,575   7,023,445
CBL & Associates Properties, Inc. REIT                  139,800   6,060,330
Corporate Office Properties Trust REIT(b)               128,725   6,496,751
First Potomac Realty Trust REIT(b)                      246,850   7,185,803
Health Care REIT, Inc.(b)                                86,550   3,723,392
Kite Reality Group Trust REIT                           360,775   6,717,630
LaSalle Hotel Properties REIT(b)                        172,525   7,910,271
Newcastle Investment Corp. REIT(b)                      169,325   5,303,259

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                        Shares   Value (+)
                                                        ------- ------------

COMMON STOCKS - continued

Real Estate - continued
Potlatch Corp.(b)                                        84,586 $  3,706,559
                                                                ------------
                                                                  54,127,440
                                                                ------------
Road & Rail - 1.6%
Genesee & Wyoming, Inc., Class A(b)(c)                  137,762    3,614,875
Laidlaw International, Inc.(b)                          248,875    7,573,266
Marten Transport Ltd.(b)(c)                             117,950    2,162,024
                                                                ------------
                                                                  13,350,165
                                                                ------------
Semiconductors & Semiconductor Equipment - 2.1%
Diodes, Inc.(b)(c)                                       70,900    2,515,532
Entegris, Inc.(b)(c)                                    599,225    6,483,614
Fairchild Semiconductor International, Inc., Class
  A(b)(c)                                               155,575    2,615,216
Pericom Semiconductor Corp.(c)                          150,125    1,721,934
Verigy Ltd.(b)(c)                                       251,050    4,456,137
                                                                ------------
                                                                  17,792,433
                                                                ------------
Software - 1.9%
Hyperion Solutions Corp.(b)(c)                          206,187    7,410,361
MapInfo Corp.(c)                                        257,600    3,361,680
Progress Software Corp.(c)                              121,725    3,399,779
Quest Software, Inc.(b)(c)                              158,300    2,319,095
                                                                ------------
                                                                  16,490,915
                                                                ------------
Specialty Retail - 3.0%
Jo-Ann Stores, Inc.(b)(c)                               334,275    8,223,165
Lithia Motors, Inc., Class A(b)                          94,875    2,728,605
Pier 1 Imports, Inc.(b)                                 222,150    1,321,793
Rent-A-Center, Inc.(b)(c)                               206,975    6,107,832
Sonic Automotive, Inc.(b)                               246,875    7,169,250
                                                                ------------
                                                                  25,550,645
                                                                ------------
Textiles Apparel & Luxury Goods - 1.4%
Fossil, Inc.(b)(c)                                      351,400    7,934,612
Hanesbrands, Inc.(b)(c)                                 187,425    4,426,979
                                                                ------------
                                                                  12,361,591
                                                                ------------
Trading Companies & Distributors - 0.2%
Electro Rent Corp.(b)(c)                                112,682    1,881,789
                                                                ------------

Water Utilities - 0.7%
American States Water Co.(b)                             98,625    3,808,898
Middlesex Water Co.                                      92,000    1,723,160
                                                                ------------
                                                                   5,532,058
                                                                ------------
TOTAL COMMON STOCKS
(Identified Cost $652,621,576)                                   819,250,731
                                                                ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                    Shares         Value (+)
                                               ---------------- --------------

EXCHANGE TRADED FUND - 0.8%

Diversified Financial Services - 0.8%
iShares Russell 2000 Value Index Fund(b)
   (Identified Cost $6,017,668)                        84,650   $    6,773,693
                                                                --------------

                                               Principal Amount
                                               ----------------

SHORT-TERM INVESTMENTS - 29.1%

Commercial Paper - 3.6%
San Paolo United States Financial Co. 144A,
  3.75%, 1/2/2007(d)                             $ 31,026,000       31,022,768
                                                                --------------

                                                    Shares
                                               ----------------
State Street Securities Lending Quality
  Trust(e)                                        217,801,638      217,801,638
                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $248,824,406)                                   248,824,406
                                                                --------------

TOTAL INVESTMENTS - 125.6%
  (Identified Cost $907,463,650)(a)                              1,074,848,830
Other assets less liabilities--(25.6)%                            (219,202,326)
                                                                --------------

TOTAL NET ASSETS - 100.0%                                       $  855,646,504
                                                                --------------
--------
+ Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
     The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.
     The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2006 the unrealized appreciation on investments based on cost of $907,463,650 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                $174,585,382
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                                (7,200,202)
                                                              ------------
    Net unrealized appreciation                               $167,385,180
                                                              ------------

(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $210,890,991 and $217,801,638, respectively.
(c)  Non-income producing security.
(d) Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)  Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $31,022,768 or 3.6% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REIT Real Estate Investment Trust

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Commercial Banks                                 8.4%
Real Estate                                      6.3
Insurance                                        6.2
Machinery                                        5.4
Media                                            4.4
Commercial Services & Supplies                   4.0
Communications Equipment                         3.3
Consumer Finance                                 3.1
Chemicals                                        3.0
Electrical Equipment                             3.0
Specialty Retail                                 3.0
Oil, Gas & Consumable Fuels                      2.9
Electronic Equipment & Instruments               2.9
Hotels, Restaurants & Leisure                    2.8
IT Services                                      2.2
Semiconductors & Semiconductor Equipment         2.1
Others, Less than 2% each                       33.5

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 Loomis Sayles Funds I

                                 By:    /s/ Robert J. Blanding
                                        -----------------------------------

                                 Name:  Robert J. Blanding
                                 Title: President and Chief Executive Officer
                                 Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ Robert J. Blanding
                                        ---------------------------------

                                 Name:  Robert J. Blanding
                                 Title: President and Chief Executive Officer
                                 Date:  February 26, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------

                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  February 26, 2007